UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
             ------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                     Date of fiscal year end: September 30
                                              ------------

                  Date of reporting period: September 30, 2020
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
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        Book 1


First Trust STOXX(R) European Select Dividend Index Fund (FDD)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) First Trust Dow Jones Global Select Dividend Index Fund (FGD)
First Trust Global Wind Energy ETF (FAN)
First Trust Global Engineering and Construction ETF (FLM)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) First Trust Indxx Global Natural Resources Income ETF (FTRI)
First Trust Indxx Global Agriculture ETF (FTAG)
First Trust BICK Index Fund (BICK)
First Trust Indxx NextG ETF (NXTG)
First Trust NASDAQ Global Auto Index Fund (CARZ)
First Trust Cloud Computing ETF (SKYY)
First Trust International Equity Opportunities ETF (FPXI)
First Trust Nasdaq Cybersecurity ETF (CIBR)


----------------------
    Annual Report
  September 30, 2020
----------------------

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TABLE OF CONTENTS
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2020

Shareholder Letter .........................................................................   2
Market Overview ............................................................................   3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .......................   4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ..........   6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ........................   8
      First Trust Global Wind Energy ETF (FAN) .............................................  10
      First Trust Global Engineering and Construction ETF (FLM) ............................  12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ......  14
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .........................  16
      First Trust Indxx Global Agriculture ETF (FTAG) ......................................  18
      First Trust BICK Index Fund (BICK) ...................................................  20
      First Trust Indxx NextG ETF (NXTG) ...................................................  22
      First Trust NASDAQ Global Auto Index Fund (CARZ) .....................................  24
      First Trust Cloud Computing ETF (SKYY) ...............................................  26
      First Trust International Equity Opportunities ETF (FPXI) ............................  28
      First Trust Nasdaq Cybersecurity ETF (CIBR) ..........................................  30
Notes to Fund Performance Overview .........................................................  32
Understanding Your Fund Expenses ...........................................................  33
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD) .......................  35
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR) ..........  37
      First Trust Dow Jones Global Select Dividend Index Fund (FGD) ........................  43
      First Trust Global Wind Energy ETF (FAN) .............................................  46
      First Trust Global Engineering and Construction ETF (FLM) ............................  49
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID) ......  51
      First Trust Indxx Global Natural Resources Income ETF (FTRI) .........................  53
      First Trust Indxx Global Agriculture ETF (FTAG) ......................................  56
      First Trust BICK Index Fund (BICK) ...................................................  58
      First Trust Indxx NextG ETF (NXTG) ...................................................  61
      First Trust NASDAQ Global Auto Index Fund (CARZ) .....................................  65
      First Trust Cloud Computing ETF (SKYY) ...............................................  67
      First Trust International Equity Opportunities ETF (FPXI) ............................  69
      First Trust Nasdaq Cybersecurity ETF (CIBR) ..........................................  72
Statements of Assets and Liabilities .......................................................  74
Statements of Operations ...................................................................  78
Statements of Changes in Net Assets ........................................................  82
Financial Highlights .......................................................................  90
Notes to Financial Statements ..............................................................  97
Report of Independent Registered Public Accounting Firm .................................... 110
Additional Information ..................................................................... 111
Board of Trustees and Officers ............................................................. 120
Privacy Policy ............................................................................. 122

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                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

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SHAREHOLDER LETTER
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2020


Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30, 2020.

The coronavirus ("COVID-19") pandemic has been on the attack for over seven months now. Suffice it to say that we are anxiously awaiting a medical breakthrough that will help us better coexist with this virus, because there is a good chance the virus may never go away, according to experts. In late September 2020, Dr. Anthony Fauci, the leading infectious disease expert in the U.S., commented that COVID-19 vaccinations could begin as early as November or December of 2020. As it turns out, Dr. Fauci's timeline may end up being close to spot-on. Pfizer and BioNTech reported on November 9, 2020, that they are the first health care companies to successfully demonstrate that a COVID-19 vaccine can be both effective and safe in Phase 3 clinical trials on humans, according to CNBC. While scientists are seeking a COVID-19 vaccine that is at least 75% effective, their vaccine efficacy rate has eclipsed 90%. Dr. Scott Gottlieb, a former Food & Drug Administration commissioner and member of Pfizer's board, believes the vaccine, which entails two doses, could be available in limited scope by late December but widely available by the third quarter of 2021. The other breaking news in early November is that former Vice President Joe Biden appears to have defeated incumbent Donald Trump in the 2020 presidential election, though it has yet to be declared official as of November 10 due to one or potentially more state ballot recounts requested by the Trump Administration.

The virus does not appear to be going away on its own, as the President has predicted on several occasions. In fact, the medical community is concerned that a second wave may hit the U.S. during the upcoming flu season. Regardless of how things unfold in the months ahead, many pundits agree that the U.S. economy, which has made some positive strides in recent months, is going to require a few years to fully mend from the COVID-19 fallout. In September 2020, the Federal Reserve (the "Fed") stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate); and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates low, the Fed is essentially disincentivizing savings. Historically speaking, the Fed does not usually frontload this much guidance. Fed Chairman Jerome Powell has stated that he believes the economy is also in need of additional fiscal stimulus from Congress. While negotiations are underway, a deal for additional stimulus money has yet to be struck.

The 24/7 news cycle, as it is designed to do, is continuously spewing out a mixed bag of good and bad news. Election seasons only heighten it. Those of us who have worked in this industry for a long time often encourage investors, particularly those with long time horizons, to tune out the noise and stick to their respective plans. Think of it this way -- due to the COVID-19 pandemic, the amount of negative news in 2020 has likely far outpaced the good, in my opinion, and yet the S&P 500(R) Index sits in positive territory. Securities markets also digest the newsfeed and then deliver a response in the form of performance results. Year-to-date through October 9, 2020, the S&P 500(R) Index posted a total return of 9.22%, according to Bloomberg. This is after factoring in its 33.8% virus-induced plunge from February 19, 2020, through March 23, 2020. What a shame if investors got spooked listening to the news and missed out on the upside. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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MARKET OVERVIEW
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                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund ("IMF") reported that global gross domestic product growth was more upbeat than expected in both the second and third quarters of 2020, but also stated that the global economy is still a long way from full recovery, according to Business Insider. Kristalina Georgieva, managing director of the IMF, noted that a combined $12 trillion in fiscal stimulus from some major economies enabled the second and third quarters to exceed their growth estimates. The IMF believes that the approval and rollout of a coronavirus ("COVID-19") vaccine and effective containment measures could accelerate a country's recovery. On the flipside, further outbreaks and lockdowns could drive a nation's economy back into a deep recession.

The economic fallout from the ongoing spread of COVID-19 had been a drag on global merger and acquisition activity ("M&A") in the first half of 2020, according to Mergermarket. M&A activity is a useful barometer for gauging the overall business climate as it reflects the risk appetite of CEOs and executives, in our opinion. Mergermarket, however, reported that M&A activity picked up significantly in the third quarter of 2020. The value of deals announced totaled $891.4 billion, up from $372.2 billion in the second quarter of 2020 and up from the $677.4 billion registered in the third quarter of 2019. Year-to-date through September 30, 2020, total deal volume reached $1.86 trillion, down from $2.58 trillion over the same period in 2019.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

With respect to U.S. equities, the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 15.15%, -2.16% and -8.29%, respectively, for the 12-month period ended September 30, 2020. Large-capitalization ("cap") stocks continued to outperform their mid- and small-cap counterparts. Investors appear to be favoring larger, more well-capitalized companies amid the COVID-19 pandemic, in our opinion. Seven of the 11 sectors that comprise the S&P 500(R) Index were up on a total return basis. The top-performer was the Information Technology sector, up 47.23%, while the worst result by far came from the Energy sector, down 45.24%. As it turns out, technology companies were among the best suited to prosper under the work-from-home structure.

A Bloomberg survey of 18 equity strategists found that their average 2020 year-end price target for the S&P 500(R) Index was 3,286 as of September 16, 2020, according to its own release. The highest estimate was 3,650, while the lowest estimate was 2,800. Since the start of the year, the 2020 earnings estimate for the S&P 500(R) Index has been adjusted significantly lower, but the projection for 2021 is up notably. As of December 31, 2019, Bloomberg's 2020 and 2021 consensus earnings growth estimates for the S&P 500(R) Index stood at 9.02% and 10.72%, respectively. As of October 2, 2020, those two estimates were -19.42% and 24.23%, respectively. Analysts are expecting a strong rebound in 2021.

Over the past 12 months, the MSCI World ex USA and the MSCI Emerging Markets Indices posted total returns of 0.16% (USD) and 10.54% (USD), respectively, according to Bloomberg. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 6.24% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 4.35% (USD), according Bloomberg. Over that same period, the U.S. dollar declined by 5.52% against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The decline in the dollar likely had a positive influence on the performance of these four foreign stock indices, in our opinion.

In the U.S. bond market, the top-performing major debt group we track was a combination of government and investment-grade corporate bonds. The Bloomberg Barclays U.S. Aggregate Bond Index posted a total return of 6.98% for the 12-month period ended September 30, 2020. The worst-performing U.S. debt group that we track was high yield corporate bonds, though it finished in positive territory. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 3.25%. The yield on the benchmark 10-Year Treasury Note ("T-Note") declined by 98 basis points in the period to close at 0.69% on September 30, 2020, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.21% for the 10-year period ended September 30, 2020.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Czech Republic, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             -15.64%    1.45%     2.05%       -3.48%      7.46%     22.48%     -37.13%
Market Price                                    -15.82%    1.40%     2.01%       -3.51%      7.22%     22.04%     -37.39%

INDEX PERFORMANCE
STOXX(R) Europe Select
   Dividend 30 Index                            -14.85%    1.92%     2.40%       -3.03%      9.96%     26.80%     -33.17%
STOXX(R) Europe 600 Index                         0.95%    4.53%     4.68%        1.50%     24.82%     57.96%      21.57%
MSCI Europe Index                                -0.79%    4.24%     4.26%        1.15%     23.05%     51.76%      16.22%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of -15.64% during the 12-month period covered by this report. During the same period, the MSCI Europe Index (the "Benchmark") generated a return of -0.79%. The Financials sector was given the highest allocation in the Fund over the period with a 43.0% allocation. The Fund's top contributing sector was the Consumer Discretionary sector with a 3.8% contribution to return, stemming from its 5.1% allocation and 50.9% return. The Fund's least contributing sector was the Financials sector with a -7.4% contribution. The Fund's currency exposure had a 5.6% impact on performance. On a relative basis, the Fund underperformed the Benchmark. The primary cause of the underperformance was attributed to the Fund over allocating among the poorly performing Financials securities by 26.8% versus the Benchmark. The Fund overweighted the Benchmark among the Utilities sector by 10.7%, creating 2.1% of relative outperformance.

-----------------------------
The STOXX Index and the trademarks used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Borse Group and/or their licensors. The STOXX Index is used under license from STOXX. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX nor its licensors shall have any liability with respect thereto.

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FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
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FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   41.34%
Consumer Discretionary                       10.65
Communication Services                        9.07
Materials                                     8.86
Utilities                                     8.69
Real Estate                                   7.32
Energy                                        6.99
Industrials                                   4.28
Health Care                                   2.80
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Aegon N.V.                                    5.75%
Standard Life Aberdeen PLC                    5.41
Legal & General Group PLC                     5.17
NN Group N.V.                                 4.80
UBS Group AG                                  4.62
Deutsche Post AG                              4.28
Bayerische Motoren Werke AG
   (Preference Shares)                        4.23
Royal Dutch Shell PLC, Class B                4.00
Telecom Italia S.p.A.                         3.93
Ageas S.A./N.V.                               3.58
                                            ------
    Total                                    45.77%
                                            ======


                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

           First Trust STOXX(R) European     STOXX(R) Europe Select     STOXX(R) Europe     MSCI Europe
           Select Dividend Index Fund        Dividend 30 Index          600 Index           Index
           -----------------------------     ----------------------     ---------------     -----------
9/30/10    $10,000                           $10,000                    $10,000             $10,000
3/31/11     11,069                            11,088                     11,139              11,125
9/30/11      9,330                             9,408                      8,817               8,819
3/31/12     10,035                            10,064                     10,299              10,286
9/30/12     10,051                            10,090                     10,378              10,346
3/31/13     10,042                            10,096                     11,444              11,371
9/30/13     11,387                            11,483                     12,995              12,853
3/31/14     12,739                            12,866                     14,379              14,158
9/30/14     12,376                            12,519                     13,768              13,602
3/31/15     12,164                            12,342                     13,680              13,459
9/30/15     11,398                            11,531                     12,657              12,332
3/31/16     11,707                            11,908                     12,661              12,322
9/30/16     11,840                            12,039                     12,936              12,639
3/31/17     12,431                            12,690                     13,821              13,525
9/30/17     14,082                            14,377                     15,824              15,458
3/31/18     14,434                            14,754                     15,868              15,486
9/30/18     14,186                            14,533                     15,778              15,412
3/31/19     13,982                            14,348                     15,245              14,910
9/30/19     14,520                            14,890                     15,652              15,296
3/31/20     11,019                            11,544                     12,944              12,598
9/30/20     12,248                            12,680                     15,796              15,176

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16        158         27          2          0            54         12          0          0
10/1/16 - 9/30/17        181         30          0          0            38          2          0          0
10/1/17 - 9/30/18        147          4          0          0            96          4          0          0
10/1/18 - 9/30/19         86          3          1          0           160          0          1          0
10/1/19 - 9/30/20        120          6          1          0            92         23         10          1


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


--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and includes the securities of listed real estate companies or real estate investment trusts ("REITs") that are publicly traded on an official stock exchange located in North America, Europe or Asia and provide an audited annual report in English.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (8/27/07)     Ended     Ended     (8/27/07)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             -18.12%    2.21%     4.81%       1.54%      11.52%     59.95%      22.14%
Market Price                                    -18.62%    2.19%     4.75%       1.51%      11.44%     58.99%      21.70%

INDEX PERFORMANCE
FTSE EPRA/NAREIT
   Developed Index                              -17.50%    2.98%     5.62%       2.37%      15.83%     72.72%      35.90%
S&P Global REIT Index                           -18.58%    2.20%     5.58%       2.08%      11.52%     72.10%      30.93%
MSCI World REIT Index                           -11.73%    5.15%     7.22%       2.77%      28.51%    100.87%      43.09%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -18.12% during the 12-month period covered by this report. During the same period, the S&P Global REIT Index (the "Benchmark") generated a return of -18.58%. United States securities were given the highest allocation in the Fund over the period with a 54.2% allocation. These securities returned -20.6% and contributed -10.8% to the Fund's return. German securities were the Fund's most contributing securities with a 1.3% contribution, stemming from its 5.1% allocation and 20.4% return. Germany was the Fund's top performing country, while The Netherlands was the worst performer with a -67.3% return. The Fund's currency exposure had a 1.4% impact on performance. On a relative basis, the Fund outperformed the Benchmark. The primary cause of the outperformance was attributed to the Fund outperforming the Benchmark among German securities, creating 2.0% of relative outperformance. Underperformance of -0.4% was reversed due to the Fund's over allocation to the Benchmark among United States securities.

-----------------------------
The Fund has been developed solely by First Trust. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings, including FTSE International Limited (collectively, the "LSE Group"), European Public Real Estate Association ("EPRA"), or the National Association of Real Estate Investments Trusts ("Nareit") (and together the "Licensor Parties"). FTSE Russell is a trading name of certain of the LSE Group companies. All rights in the FTSE Index vest in the Licensor Parties. "FTSE(R)" and "FTSE Russell(R)" are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license. "Nareit(R)" is a trademark of Nareit, "EPRA(R)" is a trademark of EPRA and all are used by the LSE Group under license. The FTSE Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The Licensor Parties do not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the FTSE Index or (b) investment in or operation of the Fund. The Licensor Parties make no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the FTSE Index for the purpose to which it is being put by First Trust.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Real Estate                                  99.81%
Health Care                                   0.12
Consumer Discretionary                        0.07
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prologis, Inc.                                5.40%
Digital Realty Trust, Inc.                    2.86
Vonovia SE                                    2.83
Public Storage                                2.45
Welltower, Inc.                               1.68
AvalonBay Communities, Inc.                   1.53
Realty Income Corp.                           1.52
Alexandria Real Estate Equities, Inc.         1.46
Simon Property Group, Inc.                    1.43
Equity Residential                            1.37
                                            ------
    Total                                    22.53%
                                            ======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust FTSE EPRA/ NAREIT Developed     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Markets Real EstateIndex Fund               Developed Index      REIT Index     REIT Index
            ---------------------------------------     ----------------     ----------     ----------
9/30/10     $10,000                                     $10,000              $10,000        $10,000
3/31/11      10,888                                      10,938               11,247         11,381
9/30/11       9,183                                       9,312                9,833         10,017
3/31/12      11,154                                      11,287               11,896         12,075
9/30/12      11,958                                      12,161               12,665         12,982
3/31/13      13,425                                      13,686               14,157         14,209
9/30/13      13,156                                      13,493               13,512         13,523
3/31/14      13,563                                      13,967               14,317         14,215
9/30/14      13,928                                      14,399               14,824         14,887
3/31/15      15,617                                      16,210               16,849         16,788
9/30/15      14,341                                      14,913               15,434         15,631
3/31/16      15,698                                      16,415               17,311         17,661
9/30/16      16,484                                      17,277               18,045         18,367
3/31/17      15,886                                      16,721               17,370         17,709
9/30/17      16,595                                      17,540               17,862         18,324
3/31/18      16,446                                      17,414               17,328         17,978
9/30/18      17,257                                      18,349               18,371         18,906
3/31/19      18,663                                      19,925               19,741         20,963
9/30/19      19,533                                      20,937               21,141         22,755
3/31/20      14,208                                      15,299               15,126         17,439
9/30/20      15,993                                      17,273               17,213         20,084

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         35          0          0          0           184         33          1          0
10/1/16 - 9/30/17        144          4          0          0           102          1          0          0
10/1/17 - 9/30/18         34          0          0          1           209          7          0          0
10/1/18 - 9/30/19        101          1          0          0           148          0          1          0
10/1/19 - 9/30/20         66          7          5          8           114         30         15          8

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/21/07)    Ended     Ended     (11/21/07)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             -16.33%    1.45%     2.82%       1.05%       7.46%     32.02%      14.44%
Market Price                                    -16.67%    1.44%     2.75%       1.02%       7.41%     31.13%      13.94%

INDEX PERFORMANCE
Dow Jones Global Select
   Dividend Index                               -15.82%    1.74%     2.95%       1.22%       9.03%     33.76%      16.94%
Dow Jones World Developed
   Markets Index(SM)                             10.12%   10.48%     9.54%       5.88%      64.57%    148.81%     108.35%
MSCI World Index                                 10.41%   10.48%     9.37%       5.53%      64.56%    145.01%      99.73%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -16.33% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark") generated a return of 10.41%. The Fund gave the highest allocation to United States securities with a 13.8% weighting and to United Kingdom securities with a 13.6% weighting. These securities were also the worst contributing securities with a -3.4% contribution, each. The top performing country in the Fund was Portugal with a 28.2% return. The Netherlands securities were the Fund's most contributing securities with 0.6% contribution to the Fund's return. The Fund's currency exposure had a 3.2% impact on performance. On a relative basis, the Fund underperformed the Benchmark. The Fund's holdings within the United States created -9.5% of relative underperformance due to the Fund underperforming the Benchmark by -41.7% among investments in this country. The Fund under allocated United States securities by 51% versus the Benchmark. The Fund over allocated and outperformed the Benchmark among Portugal securities by 0.9% and 25.0%, respectively, creating 0.3% of relative outperformance.

-----------------------------
The Select Dividend Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Select Dividend Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Financials                                   54.02%
Communication Services                        9.51
Real Estate                                   6.00
Utilities                                     5.90
Industrials                                   5.79
Energy                                        5.14
Materials                                     4.52
Consumer Staples                              4.14
Consumer Discretionary                        3.03
Information Technology                        1.95
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Bankia S.A.                                   2.90%
Yue Yuen Industrial Holdings Ltd.             1.53
Hyundai Motor Co. (Preference Shares)         1.50
CenturyLink, Inc.                             1.48
Drax Group PLC                                1.40
Navient Corp.                                 1.40
Ageas S.A./N.V.                               1.39
Invesco Ltd.                                  1.32
Power Corp. of Canada                         1.31
UnipolSai Assicurazioni S.p.A.                1.30
                                            ------
    Total                                    15.53%
                                            ======


                                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust Dow Jones Global      Dow Jones Global            Dow Jones World Developed     MSCI World
            Select Dividend  Index Fund       Select Dividend Index       Markets Index(SM)             Index
            ----------------------------      -----------------------     -------------------------     ----------
9/30/10     $10,000                           $10,000                     $10,000                       $10,000
3/31/11      11,136                            11,151                      11,480                        11,418
9/30/11       9,843                             9,917                       9,583                         9,566
3/31/12      11,133                            11,118                      11,517                        11,482
9/30/12      11,573                            11,578                      11,659                        11,631
3/31/13      12,172                            12,172                      12,965                        12,843
9/30/13      13,238                            13,259                      14,159                        13,982
3/31/14      14,555                            14,597                      15,523                        15,291
9/30/14      14,371                            14,407                      15,855                        15,688
3/31/15      13,950                            13,998                      16,461                        16,214
9/30/15      12,286                            12,269                      15,119                        14,891
3/31/16      13,067                            13,135                      15,923                        15,655
9/30/16      13,966                            13,989                      16,926                        16,582
3/31/17      14,743                            14,842                      18,356                        17,967
9/30/17      15,942                            16,047                      20,081                        19,595
3/31/18      16,089                            16,158                      20,997                        20,396
9/30/18      16,303                            16,421                      22,330                        21,797
3/31/19      15,441                            15,552                      21,682                        21,228
9/30/19      15,779                            15,891                      22,595                        22,196
3/31/20      11,419                            11,531                      19,251                        19,022
9/30/20      13,195                            13,377                      24,880                        24,504

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         65          2          0          0           176         10          0          0
10/1/16 - 9/30/17        184          3          0          0            62          2          0          0
10/1/17 - 9/30/18        171          3          0          0            74          2          1          0
10/1/18 - 9/30/19        184          4          1          0            60          2          0          0
10/1/19 - 9/30/20        112          3          0          0           113         22          3          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

First Trust Global Wind Energy ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Clean Edge Global Wind Energy(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (6/16/08)     Ended     Ended     (6/16/08)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             35.42%    14.40%      7.84%      -2.27%      95.91%   112.64%     -24.63%
Market Price                                    35.40%    14.60%      7.90%      -2.25%      97.64%   113.95%     -24.37%

INDEX PERFORMANCE
ISE Clean Edge Global Wind
   Energy(TM) Index                             36.58%    15.36%      8.66%      -1.48%     104.32%   129.54%     -16.76%
Russell 3000(R) Index                           15.00%    13.69%     13.48%       9.81%      89.92%   254.26%     215.75%
MSCI World Index                                10.41%    10.48%      9.37%       6.10%      64.56%   145.01%     107.04%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 35.42% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark") generated a return of 10.41%. The Fund allocated 54.2% to the Utilities industry and 41.4% to the Capital Goods industry. During the period covered by this report, those allocations contributed 16.9% and 20.4%, respectively, to overall Fund performance. Investments in Denmark contributed more than investments in any other country to the Fund's return. Danish securities received an average weight of 17.5% and contributed 12.4% to the Fund's return. Japanese securities were the worst contributor to the Fund's return, causing -1.8% drag in the Fund. The Fund's currency exposure had a 5.9% impact on performance. On a relative basis, the Fund outperformed the Benchmark. The Benchmark is allocated 65.0% to USA securities, while the Fund is spread out across many more countries, with only 13.8% allocated to USA securities. Meanwhile, the Fund invested almost solely in the Capital Goods industry and Utilities industry, while the Benchmark is allocated more evenly across all sectors and industries. With regards to both the country exposure and the industry exposure, the Fund had a negative comparative return with regards to the allocation effect but a much greater positive impact due to the selection effect. One notable example is the investment in the Utilities industry which had a -9.8% allocation effect but a 19.7% selection effect. Similarly, the overweight of securities in Canada caused a -2.4% allocation effect but a 10.0% selection effect for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R), Clean Edge(R), and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc., respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Utilities                                    57.87%
Industrials                                  38.66
Materials                                     3.38
Energy                                        0.09
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Northland Power, Inc.                         8.57%
Vestas Wind Systems A/S                       8.43
Siemens Gamesa Renewable Energy S.A.          8.01
Orsted A/S                                    7.72
Boralex, Inc., Class A                        5.64
Innergex Renewable Energy, Inc.               4.15
China Longyuan Power Group Corp., Ltd.,
   Class H                                    3.96
TPI Composites, Inc.                          2.23
Duke Energy Corp.                             2.19
ABB Ltd.                                      1.98
                                            ------
    Total                                    52.88%
                                            ======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                           SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust Global     ISE Clean Edge Global        Russell 3000(R)     MSCI World
            Wind Energy ETF        Wind Energy(TM) Index        Index               Index
            ------------------     ------------------------     ---------------     ----------
9/30/10     $10,000                $10,000                      $10,000             $10,000
3/31/11      11,459                 11,478                       11,871              11,418
9/30/11       7,953                  8,045                       10,055               9,566
3/31/12       7,718                  7,796                       12,725              11,482
9/30/12       6,669                  6,777                       13,093              11,631
3/31/13       7,653                  7,777                       14,579              12,843
9/30/13      10,445                 10,677                       15,920              13,982
3/31/14      12,165                 12,485                       17,875              15,291
9/30/14      11,716                 12,049                       18,747              15,687
3/31/15      11,275                 11,654                       20,084              16,213
9/30/15      10,852                 11,234                       18,654              14,890
3/31/16      12,293                 12,840                       20,016              15,654
9/30/16      14,153                 14,806                       21,445              16,581
3/31/17      14,055                 14,836                       23,630              17,966
9/30/17      15,032                 15,879                       25,454              19,594
3/31/18      15,306                 16,143                       26,892              20,395
9/30/18      14,593                 15,496                       29,928              21,796
3/31/19      15,419                 16,413                       29,249              21,227
9/30/19      15,700                 16,805                       30,802              22,195
3/31/20      14,692                 15,830                       26,582              19,021
9/30/20      21,264                 22,954                       35,426              24,501

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16        102         20          5          1            96         27          2          0
10/1/16 - 9/30/17        138         31          0          0            79          3          0          0
10/1/17 - 9/30/18         85         13          0          0           140         12          1          0
10/1/18 - 9/30/19         77          5          0          0           152         17          0          0
10/1/19 - 9/30/20        170         10          1          0            60         11          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

First Trust Global Engineering and Construction ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (10/13/08)    Ended     Ended     (10/13/08)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             -7.52%     1.09%      2.48%       4.68%      5.55%     27.82%      72.83%
Market Price                                    -7.72%     1.05%      2.47%       4.65%      5.37%     27.63%      72.29%

INDEX PERFORMANCE
ISE Global Engineering and
   Construction(TM) Index                       -6.01%     2.13%      3.62%       6.19%     11.10%     42.71%     105.05%
Russell 3000(R) Index                           15.00%    13.69%     13.48%      12.96%     89.92%    254.26%     329.87%
MSCI World Industrials Index                     3.97%     9.79%      8.70%       9.72%     59.53%    130.22%     203.46%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of -7.52% during the 12-month period covered by this report. During the same period, the MSCI World Industrials Index (the "Benchmark") generated a return of 3.97%. Over the period, the Fund allocated 88.9% to the Construction & Engineering industry while the Benchmark allocated 3.3% to this industry group. These investments contributed -7.8% return to the Fund, the worst of any industry. The industry with the greatest contribution to the Fund's return was the Building Products industry, which received a 3.0% allocation and contributed 1.8% to the Fund's return. The Fund's currency exposure caused 2.9% performance during the period. On a relative basis, the Fund underperformed the Benchmark. Most of this underperformance came from the heavily over weighted Construction & Engineering industry, which accounted for -11.3% of underperformance versus the Benchmark. Some outperformance was earned by simply avoiding investments in the Aerospace & Defense industry. This sector received a 16.1% allocation in the Benchmark and caused 6.6% of outperformance for the Fund versus the Benchmark during the time period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  96.46%
Information Technology                        2.54
Utilities                                     0.88
Energy                                        0.12
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Kingspan Group PLC                            4.21%
Quanta Services, Inc.                         4.13
Jacobs Engineering Group, Inc.                3.56
Bouygues S.A.                                 3.35
AECOM                                         3.12
Skanska AB, Class B                           3.02
Vinci S.A.                                    2.97
Taisei Corp.                                  2.85
EMCOR Group, Inc.                             2.81
Kajima Corp.                                  2.70
                                            ------
    Total                                    32.72%
                                            ======


                                      PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                        SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust Global Engineering         ISE Global Engineering and     Russell 3000(R)     MSCI World
            and Construction ETF                   Construction(TM) Index         Index               Industrials Index
            ----------------------------------     --------------------------     ---------------     -----------------
9/30/10     $10,000                                $10,000                        $10,000             $10,000
3/31/11      12,383                                 12,445                         11,871              11,918
9/30/11       8,670                                  8,852                         10,055               9,252
3/31/12      10,579                                 10,742                         12,725              11,433
9/30/12      10,224                                 10,455                         13,092              11,188
3/31/13      11,276                                 11,549                         14,578              12,854
9/30/13      12,784                                 13,209                         15,920              14,341
3/31/14      14,005                                 14,529                         17,874              15,636
9/30/14      13,047                                 13,595                         18,747              15,513
3/31/15      12,711                                 13,445                         20,085              16,059
9/30/15      12,109                                 12,845                         18,655              14,432
3/31/16      12,850                                 13,733                         20,017              15,937
9/30/16      13,611                                 14,573                         21,447              17,019
3/31/17      14,606                                 15,747                         23,633              18,576
9/30/17      16,115                                 17,446                         25,457              20,703
3/31/18      16,229                                 17,535                         26,895              21,388
9/30/18      16,385                                 17,844                         29,931              22,229
3/31/19      14,484                                 15,853                         29,252              21,284
9/30/19      13,821                                 15,182                         30,805              22,144
3/31/20      10,668                                 11,915                         26,585              17,560
9/30/20      12,782                                 14,271                         35,426              23,022

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         64          3          1          0           159         24          2          0
10/1/16 - 9/30/17         82          0          0          0           163          6          0          0
10/1/17 - 9/30/18         85          9          0          0           148          9          0          0
10/1/18 - 9/30/19         99          6          0          0           132         13          1          0
10/1/19 - 9/30/20         79         23          9          4            93         36          8          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. and Nasdaq, Inc. serve as index providers to the Index.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (11/16/09)    Ended     Ended     (11/16/09)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             28.10%    16.14%      8.80%       8.22%     111.34%   132.36%     135.93%
Market Price                                    28.37%    16.31%      8.83%       8.23%     112.82%   133.04%     136.15%

INDEX PERFORMANCE
NASDAQ OMX(R) Clean Edge(R) Smart Grid
   Infrastructure Index(SM)                     29.35%    17.13%      9.68%       9.10%     120.42%   151.93%     157.87%
Russell 3000(R) Index                           15.00%    13.69%     13.48%      12.96%      89.92%   254.26%     276.00%
S&P Composite 1500(R) Industrials Index          1.24%    10.97%     11.77%      11.99%      68.27%   204.37%     242.37%
MSCI World Industrials Index                     3.97%     9.79%      8.70%       8.92%      59.53%   130.22%     153.17%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 28.10% during the 12-month period covered by this report. During the same period, the S&P Composite 1500(R) Industrials Index (the "Benchmark") generated a return of 1.24%. The heaviest allocated industry in the Fund over the period was the Electrical Equipment industry with a 22.1% weighting. This industry had a 5.1% contribution to the Fund's return, stemming from its 24.2% return. The Semiconductors & Semiconductor Equipment industry was the Fund's top contributing industry with a 18.5% contribution to the Fund's return. The Electronic Equipment Instruments & Components industry was the Fund's least contributing industry with a -1.6% contribution stemming from its 11.9% weighting and -12.7% return. The Fund's currency exposure had a 3.5% impact on performance. On a relative basis, the Fund indisputably outperformed the Benchmark. The primary cause of the outperformance was attributed to the Fund's allocation in the Semiconductors & Semiconductor Equipment industry, which was absent from the Benchmark, creating 19.3% of outperformance. The Fund underperformed the Benchmark in the Machine industry by -17.2%, creating -3.4% of relative drag.

-----------------------------
NASDAQ(R), NASDAQ OMX(R), Clean Edge(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. and Clean Edge, Inc. respectively (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Industrials                                  51.07%
Information Technology                       26.52
Consumer Discretionary                       12.23
Utilities                                    10.15
Materials                                     0.03
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Aptiv PLC                                     8.52%
Johnson Controls International PLC            8.03
Schneider Electric SE                         8.02
Eaton Corp. PLC                               8.00
ABB Ltd.                                      7.98
SolarEdge Technologies, Inc.                  4.31
Enphase Energy, Inc.                          4.28
Prysmian S.p.A.                               4.15
Quanta Services, Inc.                         4.13
Red Electrica Corp., S.A.                     3.92
                                            ------
    Total                                    61.34%
                                            ======


                                        PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust NASDAQ(R)         NASDAQ OMX(R)                   Russell     S&P Composite           MSCI World
            Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid        3000(R)     1500(R) Industrials     Industrials
            Infrastructure Index Fund     Infrastructure Index(SM)        Index       Index                   Index
            -------------------------     ---------------------------     -------     -------------------     -----------
9/30/10     $10,000                       $10,000                         $10,000     $10,000                 $10,000
3/31/11      11,596                        11,637                          11,871      12,296                  11,918
9/30/11       8,037                         8,149                          10,055       9,550                   9,252
3/31/12       9,408                         9,517                          12,725      12,517                  11,433
9/30/12       9,710                         9,871                          13,092      12,448                  11,188
3/31/13      10,829                        11,055                          14,578      14,554                  12,854
9/30/13      11,501                        11,805                          15,920      16,273                  14,341
3/31/14      13,246                        13,652                          17,875      18,458                  15,636
9/30/14      12,213                        12,634                          18,747      18,757                  15,512
3/31/15      12,393                        12,865                          20,084      19,995                  16,058
9/30/15      10,995                        11,429                          18,654      18,085                  14,431
3/31/16      12,115                        12,678                          20,016      20,425                  15,936
9/30/16      13,822                        14,486                          21,445      21,659                  17,018
3/31/17      14,835                        15,617                          23,630      24,375                  18,575
9/30/17      17,516                        18,491                          25,454      26,637                  20,702
3/31/18      17,763                        18,770                          26,892      27,870                  21,387
9/30/18      17,227                        18,295                          29,928      29,826                  22,228
3/31/19      15,851                        16,888                          29,249      28,651                  21,283
9/30/19      18,145                        19,477                          30,802      30,058                  22,143
3/31/20      15,764                        17,042                          26,582      23,060                  17,559
9/30/20      23,242                        25,193                          35,423      30,430                  23,020

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         68         48          2          0            98         37          0          0
10/1/16 - 9/30/17        150         29          4          5            59          4          0          0
10/1/17 - 9/30/18        167         20          0          1            44         19          0          0
10/1/18 - 9/30/19         55          3          0          0           191          2          0          0
10/1/19 - 9/30/20        170          5          1          0            69          7          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

First Trust Indxx Global Natural Resources Income ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Natural Resources Income Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTRI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a free float adjusted market capitalization weighted index designed to measure the market performance of the 50 highest dividend yielding companies involved in the upstream (i.e., generally exploration and production) segment of the natural resources sector.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             -11.80%    1.62%     -8.74%      -7.30%      8.38%    -59.92%     -55.08%
Market Price                                    -10.62%    1.73%     -8.68%      -7.22%      8.97%    -59.67%     -54.66%

INDEX PERFORMANCE
Indxx Global Natural Resources Income Index*    -10.94%    4.34%      N/A         N/A       23.66%      N/A         N/A
MSCI ACWI Materials Index                        11.71%   11.30%      2.57%       2.85%     70.78%     28.89%      34.57%
MSCI ACWI Index                                  10.44%   10.30%      8.55%       8.30%     63.27%    127.12%     132.12%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Copper(TM) Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of -11.80% during the 12-month period covered by this report. During the same period, the MSCI ACWI Materials Index (the "Benchmark") generated a return of 11.71%. The Metals & Mining industry was given the highest allocation in the Fund over the period with a 31.9% weighting. This industry was also the most contributing industry in the Fund with a 7.4% contribution, stemming from its 14.4% return. The Water Utilities industry was the Fund's top performing industry with a 19.4% return and 0.1% contribution. The industry that contributed least to the Fund's return was the Oil, Gas & Consumable Fuels industry, which contributed -15.6% to Fund performance. The Fund's currency exposure had a -0.6% impact on performance. On a relative basis, the Fund underperformed the Benchmark. The Benchmark had no exposure to the Oil, Gas & Consumable Fuels industry, which performed poorly during the period, causing -18.3% of underperformance for the Fund. A small 1.1% of outperformance was earned for the Fund by having no allocation to the Construction Materials industry.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    55.23%
Energy                                       26.49
Consumer Staples                             10.97
Utilities                                     7.31
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Rio Tinto PLC, ADR                           10.06%
BHP Group PLC, ADR                            9.85
ConocoPhillips                                9.05
Anglo American PLC                            6.90
Nutrien Ltd.                                  4.84
Archer-Daniels-Midland Co.                    4.73
International Paper Co.                       4.46
CNOOC Ltd., ADR                               4.24
Fortescue Metals Group Ltd.                   4.21
Canadian Natural Resources Ltd.               4.08
                                            ------
    Total                                    62.42%
                                            ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust Indxx Global         MSCI ACWI             MSCI ACWI
            Natural Resources Income ETF     Materials Index       Index
            ----------------------------     -----------------     ------------
9/30/10     $10,000                          $10,000               $10,000
3/31/11      12,997                           11,905                11,354
9/30/11       7,950                            8,713                 9,399
3/31/12       9,801                           10,085                11,270
9/30/12       9,049                            9,642                11,371
3/31/13       8,259                            9,656                12,457
9/30/13       7,215                            9,680                13,387
3/31/14       7,163                           10,154                14,522
9/30/14       7,043                            9,875                14,902
3/31/15       5,522                            9,438                15,309
9/30/15       3,698                            7,549                13,910
3/31/16       3,457                            8,265                14,644
9/30/16       3,705                            9,363                15,572
3/31/17       3,959                           10,392                16,846
9/30/17       4,278                           11,588                18,477
3/31/18       4,559                           12,034                19,334
9/30/18       4,754                           12,123                20,283
3/31/19       4,691                           11,670                19,851
9/30/19       4,546                           11,537                20,564
3/31/20       3,401                            9,187                17,618
9/30/20       4,010                           12,888                22,711

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         74         21          2          1           114         31         10          0
10/1/16 - 9/30/17        115          7          0          0           129          0          0          0
10/1/17 - 9/30/18         51         19          0          0            93         85          3          0
10/1/18 - 9/30/19        128         27          3          0            52         40          1          0
10/1/19 - 9/30/20         22        148         17          4            27         35          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

First Trust Indxx Global Agriculture ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx Global Agriculture Index (the "Index"). The shares of the Fund are listed and traded on The Nasdaq Stock Market LLC under the ticker symbol "FTAG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is a market capitalization weighted index designed to measure the performance of companies that are directly or indirectly engaged in improving agricultural yields. The Index is composed of farmland companies and firms involved in chemicals and fertilizers, seeds, irrigation equipment, and farm machinery.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (3/11/10)     Ended     Ended     (3/11/10)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             -3.19%    -2.45%    -16.11%     -15.49%     -11.68%   -82.73%     -83.09%
Market Price                                    -3.41%    -2.57%    -16.15%     -15.53%     -12.20%   -82.82%     -83.15%

INDEX PERFORMANCE
Indxx Global Agriculture Index*                 -2.30%     4.16%      N/A         N/A        22.59%     N/A         N/A
MSCI ACWI Index                                 10.44%    10.30%      8.55%       8.30%      63.27%   127.12%     132.12%
MSCI ACWI Materials Index                       11.71%    11.30%      2.57%       2.85%      70.78%    28.89%      34.57%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

* Effective on the close of business December 18, 2015, the Fund's underlying index changed from the ISE Global Platinum(TM) Index to the Indxx Global Agriculture Index. Therefore, the Fund's performance and total returns shown for the period prior to December 18, 2015, are not necessarily indicative of the performance the Fund, based on its current Index, would have generated. Since the Fund's new underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.

PERFORMANCE REVIEW

The Fund generated a NAV return of -3.19% during the 12-month period covered by this report. During the same period, the MSCI ACWI Materials Index (the "Benchmark") generated a return of 11.71%. The Chemicals industry was given the highest allocation in the Fund over the period, with a 55.6% weighting. This industry had a -10.8% return, which caused it to be the least contributing industry in the Fund at -7.5%. The industry with the greatest contribution to the Fund's return during the period was the Machine industry, which contributed 3.8% to the Fund's return. The Fund's currency exposure had a 1.9% impact on performance. On a relative basis, the Fund underperformed the Benchmark. The Chemicals industry created -12.7% of relative underperformance as the Fund underperformed the Benchmark by -22.4%. The Fund's holdings among the Construction Materials industry created 1.4% of relative outperformance for the Fund versus the Benchmark.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Materials                                    51.21%
Industrials                                  29.61
Health Care                                   9.43
Consumer Staples                              7.15
Consumer Discretionary                        2.60
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Deere & Co.                                  10.31%
BASF SE                                       9.45
Bayer AG                                      9.43
Kubota Corp.                                  5.33
Nutrien Ltd.                                  4.71
Wilmar International Ltd.                     4.68
Corteva, Inc.                                 4.57
Industries Qatar QSC                          4.16
FMC Corp.                                     3.47
Evonik Industries AG                          3.05
                                            ------
    Total                                    59.16%
                                            ======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                  SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust Indxx          MSCI ACWI         MSCI ACWI
            Global Agriculture ETF     Index             Materials Index
            ----------------------     -------------     ------------------
9/30/10     $10,000                    $10,000           $10,000
3/31/11      11,160                     11,354            11,905
9/30/11       6,551                      9,399             8,713
3/31/12       6,714                     11,270            10,085
9/30/12       4,974                     11,371             9,642
3/31/13       4,766                     12,457             9,656
9/30/13       4,485                     13,387             9,680
3/31/14       4,456                     14,522            10,154
9/30/14       4,008                     14,902             9,875
3/31/15       3,317                     15,309             9,438
9/30/15       1,956                     13,910             7,549
3/31/16       1,512                     14,644             8,265
9/30/16       1,586                     15,572             9,363
3/31/17       1,821                     16,846            10,392
9/30/17       2,016                     18,477            11,588
3/31/18       1,988                     19,334            12,034
9/30/18       1,985                     20,283            12,123
3/31/19       1,778                     19,851            11,670
9/30/19       1,785                     20,564            11,538
3/31/20       1,274                     17,617             9,188
9/30/20       1,729                     22,710            12,890

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         37         20         15         16            72         47         22         24
10/1/16 - 9/30/17        120          0          0          0           122          7          2          0
10/1/17 - 9/30/18        171          5          0          0            72          3          0          0
10/1/18 - 9/30/19         18          0          1          0           221         11          0          0
10/1/19 - 9/30/20         24          1          0          0           184         43          1          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is developed, maintained and sponsored by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                           AVERAGE ANNUAL TOTAL RETURNS        CUMULATIVE TOTAL RETURNS
                                                1 Year    5 Years   10 Years   Inception    5 Years   10 Years   Inception
                                                 Ended     Ended     Ended     (4/12/10)     Ended     Ended     (4/12/10)
                                                9/30/20   9/30/20   9/30/20    to 9/30/20   9/30/20   9/30/20    to 9/30/20
FUND PERFORMANCE
NAV                                             14.07%    10.48%     0.82%       1.17%      64.62%      8.48%      13.00%
Market Price                                    15.04%    10.62%     0.71%       1.19%      65.61%      7.30%      13.17%

INDEX PERFORMANCE
ISE BICK(TM) Index                              15.26%    11.60%     1.69%       2.08%      73.11%     18.22%      23.99%
MSCI ACWI Index                                 10.44%    10.30%     8.55%       7.94%      63.27%    127.12%     122.57%
MSCI Emerging Markets Index                     10.54%     8.97%     2.50%       2.86%      53.64%     28.07%      34.31%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 14.07% during the 12-month period covered by this report. During the same period, the MSCI Emerging Markets Index (the "Benchmark") generated a return of 10.54%. Chinese securities were the Fund's top performing securities with a 58.3% return, while Brazilian securities were the Fund's worst performing securities with a -25.6% return. South Korea was the Fund's most contributing country with a 10.4% contribution, while Brazilian securities were the Fund's least contributing country with a -7.4% contribution. The Fund's currency exposure had a -4.5% impact on performance. On a relative basis, the Fund outperformed the Benchmark. The primary cause of the outperformance is due to the Fund's selection amongst South Korean securities which created 5.0% of relative outperformance. Relative underperformance of -8.0% was created due to the Fund over allocating the Benchmark amongst Brazilian securities by 14.7%, which performed poorly this period.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       22.85%
Financials                                   19.94
Information Technology                       15.65
Health Care                                  11.10
Communication Services                       10.37
Materials                                     6.90
Energy                                        4.91
Industrials                                   4.24
Consumer Staples                              3.04
Utilities                                     1.00
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Dr. Reddy's Laboratories Ltd., ADR            2.40%
Infosys Ltd., ADR                             2.20
Wipro Ltd., ADR                               2.19
Vedanta Ltd., ADR                             2.12
Reliance Industries Ltd., GDR                 2.11
HDFC Bank Ltd., ADR                           2.02
WNS (Holdings) Ltd., ADR                      1.93
Tata Motors Ltd., ADR                         1.87
ICICI Bank Ltd., ADR                          1.84
MakeMyTrip Ltd.                               1.83
                                            ------
    Total                                    20.51%
                                            ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    SEPTEMBER 30, 2010 - SEPTEMBER 30, 2020

            First Trust BICK     ISE BICK(TM)     MSCI ACWI        MSCI Emerging
            Index Fund           Index            Index            Markets Index
            ----------------     ------------     ------------     -------------
9/30/10     $10,000              $10,000          $10,000          $10,000
3/31/11      10,781               10,785           11,354           10,953
9/30/11       7,282                7,432            9,399            8,385
3/31/12       8,636                8,713           11,270            9,989
9/30/12       7,994                8,119           11,371            9,805
3/31/13       8,139                8,262           12,457           10,162
9/30/13       8,049                8,248           13,387            9,901
3/31/14       8,455                8,702           14,522           10,039
9/30/14       8,688                8,993           14,902           10,327
3/31/15       8,157                8,505           15,309           10,082
9/30/15       6,590                6,830           13,910            8,335
3/31/16       7,088                7,411           14,644            8,869
9/30/16       8,172                8,540           15,572            9,734
3/31/17       8,865                9,309           16,846           10,396
9/30/17      10,390               10,975           18,477           11,920
3/31/18      11,150               11,758           19,334           12,970
9/30/18       9,683               10,360           20,283           11,823
3/31/19      10,069               10,832           19,851           12,025
9/30/19       9,511               10,255           20,563           11,587
3/31/20       7,661                8,346           17,617            9,901
9/30/20      10,848               11,822           22,712           12,807

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         34          0          0          0           113         97          8          1
10/1/16 - 9/30/17         65         26          0          0            51         99         10          0
10/1/17 - 9/30/18        120         37          2          0            76         14          2          0
10/1/18 - 9/30/19         40          4          1          0           148         56          2          0
10/1/19 - 9/30/20         52         14          1          0           113         51         20          2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG)

The First Trust Indxx NextG ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Indxx 5G & NextG Thematic Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "NXTG." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by Indxx, LLC. The Index is designed to track the performance of companies that have devoted, or have committed to devote, material resources to the research, development and application of fifth generation (5G) and next generation digital cellular technologies as they emerge.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (2/17/11)     Ended    (2/17/11)
                                                                      9/30/20   9/30/20   to 9/30/20   9/30/20   to 9/30/20
FUND PERFORMANCE
NAV                                                                   18.97%    12.41%       8.49%      79.46%    118.85%
Market Price                                                          18.88%    12.57%       8.51%      80.78%    119.34%

INDEX PERFORMANCE
Indxx 5G & NextG Thematic Index(1)(2)                                 19.91%      N/A        N/A         N/A        N/A
MSCI World Index                                                      10.41%    10.48%       8.09%      64.56%    111.34%
MSCI ACWI Information Technology Index                                44.79%    24.74%      16.46%     202.07%    332.76%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

(1) On May 30, 2019, the Fund's underlying index changed from the Nasdaq CTA Smartphone Index(SM) to the Indxx 5G & NextG Thematic Index. Therefore, the Fund's performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated.

(2) Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.

PERFORMANCE REVIEW

The Fund generated a NAV return of 18.97% during the 12-month period covered by this report. During the same period, the MSCI ACWI Information Technology Index (the "Benchmark") generated a return of 44.79%. The Fund allocated the most weight to the Semiconductors & Semiconductor Equipment industry, which turned out to be a boon for the Fund, as investments in this industry contributed 13.1% to overall Fund return. Investments in the Telecommunication Services industry, meanwhile, caused the most drag on the Fund during the period covered by this report, with a -2.1% contribution to the Fund's return. The Fund's currency exposure had a 1.5% impact on performance. On a relative basis, the Fund underperformed the Benchmark. The only industry that garnered outperformance for the Fund versus the Benchmark were investments in the Semiconductors & Semiconductor Equipment industry. Investments in this industry caused 0.7% of outperformance for the Fund versus the Benchmark. The greatest underperformance came from investments in the Telecommunication Services industry, which caused -11.6% underperformance for the Fund versus the Benchmark for the period.

-----------------------------
Indxx and the Index are trademarks of Indxx, LLC ("Indxx") and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INDXX NEXTG ETF (NXTG) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       65.14%
Communication Services                       20.69
Real Estate                                   9.66
Consumer Discretionary                        3.20
Industrials                                   1.31
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Xiaomi Corp., Class B                         2.15%
Infosys Ltd., ADR                             2.05
Advanced Micro Devices, Inc.                  2.04
NVIDIA Corp.                                  2.02
Wipro Ltd., ADR                               1.98
Taiwan Semiconductor Manufacturing
   Co., Ltd., ADR                             1.94
HCL Technologies Ltd.                         1.90
Tech Mahindra Ltd.                            1.88
QUALCOMM, Inc.                                1.84
LG Electronics, Inc.                          1.79
                                            ------
    Total                                    19.59%
                                            ======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                   FEBRUARY 17, 2011 - SEPTEMBER 30, 2020

            First Trust Indxx        MSCI World        MSCI ACWI Information
            NextG ETF                Index             Technology Index
            --------------------     -------------     ---------------------
2/17/11     $10,000                  $10,000           $10,000
3/31/11       9,399                    9,849             9,547
9/30/11       7,503                    8,251             8,390
3/31/12       9,238                    9,904            10,774
9/30/12       7,805                   10,032            10,566
3/31/13       9,021                   11,077            10,774
9/30/13      10,975                   12,059            11,756
3/31/14      12,117                   13,188            13,356
9/30/14      12,748                   13,530            14,502
3/31/15      13,920                   13,983            15,485
9/30/15      12,194                   12,842            14,328
3/31/16      13,098                   13,501            15,785
9/30/16      14,585                   14,300            17,605
3/31/17      16,474                   15,494            19,719
9/30/17      18,041                   16,898            22,884
3/31/18      18,932                   17,589            25,486
9/30/18      18,076                   18,797            28,111
3/31/19      17,816                   18,306            27,681
9/30/19      18,397                   19,141            29,887
3/31/20      17,123                   16,406            29,540
9/30/20      21,885                   21,134            43,276

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         19          0          0          0           164         67          3          0
10/1/16 - 9/30/17         59          0          0          0           159         32          1          0
10/1/17 - 9/30/18         61          1          0          0           166         21          2          0
10/1/18 - 9/30/19        110         11          0          0           119         11          0          0
10/1/19 - 9/30/20        199          5          0          0            43          6          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Automobile Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and was developed by Nasdaq, Inc. (the "Index Provider"). The Index is designed to track the performance of the largest and most liquid companies engaged in the manufacturing of automobiles. To be eligible for inclusion in the Index, a security must be issued by a company classified as an "Automobile Manufacturer" by the Industry Classification Benchmark. In addition, a security must be listed on an Index-eligible global stock exchange, as determined by the Index Provider, have a minimum float-adjusted worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million and a minimum free float of 20%.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended     (5/9/11)     Ended     (5/9/11)
                                                                      9/30/20   9/30/20   to 9/30/20   9/30/20   to 9/30/20
FUND PERFORMANCE
NAV                                                                   23.33%     5.55%      4.67%      30.98%      53.58%
Market Price                                                          23.25%     5.56%      4.69%      31.07%      53.87%

INDEX PERFORMANCE
NASDAQ OMX Global Automobile Index(SM)                                24.71%     6.58%      5.67%      37.51%      67.86%
MSCI World Index                                                      10.41%    10.48%      8.26%      64.56%     110.85%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 23.33% during the 12-month period covered by this report. During the same period, the MSCI World Index (the "Benchmark") generated a return of 10.41%. The Fund's investments were solely within the Consumer Discretionary sector. The Fund allocated 31.6% to investments in Japan, the greatest allocation of any country in the Fund. Japanese investments were a drag on the Fund. While the Fund at large had positive performance, this most heavily weighted country contributed -7.9% to the Fund's performance. The most positively contributing country during the period covered by this report were investments in the United States. US securities received the second-greatest allocation, with an average weight of 24.3%, and they contributed 27.4% to overall Fund return. Notable in the investments in the USA and notable to the Fund, the allocation to Tesla, Inc. ("TSLA") alone, contributed 31.4% to overall Fund return. TSLA was up 790.5% during the period. The Fund's currency exposure had a 3.7% impact on performance. On a relative basis, the Fund outperformed the Benchmark. The Fund's investments were solely within the Consumer Discretionary sector, while the Benchmark invests across all sectors and allocated only 10.7% to the Consumer Discretionary sector. This sector was an above-average performer in the Benchmark, so this allocation resulted in a 15.1% allocation effect for the Fund for this sector, specifically. The Fund's country exposure differed substantially from the Benchmark, as well. The Benchmark allocated 65.0% towards the USA while the Fund allocated only 24.3% to USA securities. Overall, the country allocations resulted in a -1.0% allocation effect for the Fund, however, the greater allocation in the Fund towards TSLA, specifically, earned 30.6% outperformance for the Fund versus the Benchmark.

-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and the Index, are the registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                      100.00%
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Daimler AG                                    8.52%
Toyota Motor Corp.                            8.10
Volkswagen AG (Preference Shares)             7.78
Honda Motor Co., Ltd.                         7.43
Tesla, Inc.                                   6.94
BYD Co., Ltd., Class H                        5.07
Kia Motors Corp.                              4.40
Suzuki Motor Corp.                            4.20
Hyundai Motor Co.                             4.13
Bayerische Motoren Werke AG                   4.06
                                            ------
    Total                                    60.63%
                                            ======


               PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                     MAY 9, 2011 - SEPTEMBER 30, 2020

           First Trust NASDAQ         NASDAQ OMX Automobile     MSCI World
           Global Auto Index Fund     Global Index(SM)          Index
           ----------------------     ---------------------     ----------
5/9/11     $10,000                    $10,000                  $10,000
9/30/11      7,545                      7,717                    8,232
3/31/12      9,324                      9,459                    9,881
9/30/12      8,282                      8,439                   10,009
3/31/13     10,210                     10,402                   11,052
9/30/13     13,205                     13,581                   12,032
3/31/14     13,593                     14,039                   13,158
9/30/14     13,085                     13,556                   13,499
3/31/15     14,034                     14,601                   13,951
9/30/15     11,727                     12,208                   12,813
3/31/16     11,826                     12,418                   13,470
9/30/16     11,990                     12,550                   14,267
3/31/17     13,091                     13,851                   15,458
9/30/17     14,803                     15,719                   16,858
3/31/18     15,201                     16,109                   17,547
9/30/18     13,682                     14,656                   18,752
3/31/19     12,488                     13,426                   18,263
9/30/19     12,453                     13,460                   19,098
3/31/20      9,395                     10,233                   16,368
9/30/20     15,358                     16,786                   21,085

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16         78          7          2          0           118         42          5          1
10/1/16 - 9/30/17         91          9          0          0           124         26          1          0
10/1/17 - 9/30/18        120         12          1          0           113          5          0          0
10/1/18 - 9/30/19        114          6          0          0           126          4          1          0
10/1/19 - 9/30/20        129         11          2          0            97         12          2          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

The First Trust Cloud Computing ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE CTA Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. The Index is designed to provide a benchmark for investors interested in tracking companies involved in the cloud computing industry. To be eligible for inclusion in the Index, a security must be issued by a cloud computing company classified by the Consumer Technology Association ("CTA"). A cloud computing company is a company engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service. In addition, securities included in the Index must have a minimum capitalization of $500 million.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended     (7/5/11)     Ended     (7/5/11)
                                                                      9/30/20   9/30/20   to 9/30/20   9/30/20   to 9/30/20
FUND PERFORMANCE
NAV                                                                   39.54%    23.45%      16.23%     186.68%    301.21%
Market Price                                                          39.49%    23.46%      16.22%     186.78%    301.05%

INDEX PERFORMANCE
ISE CTA Cloud Computing(TM) Index(1)                                  40.34%    24.07%      16.87%     194.01%    322.04%
S&P 500(R) Index                                                      15.15%    14.15%      12.81%      93.80%    204.62%
S&P Composite 1500 Information Technology Index                       44.92%    26.48%      19.92%     223.61%    435.45%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

(1) On June 24, 2019, the Fund's underlying index changed its methodology and changed its name from "ISE Cloud Computing(TM) Index" to "ISE CTA Cloud Computing(TM) Index."

PERFORMANCE REVIEW

The Fund generated a NAV return of 39.54% during the 12-month period covered by this report. During the same period, the S&P 500(R) Index (the "Benchmark") generated a return of 15.15%. The Fund invested 81.7% in the Information Technology sector, 57.1% of which was invested in the Software industry. Investments in the Software industry contributed 26.0% to the Fund's return, while investments in the Information Technology sector contributed 33.7% to the Fund's return during the period covered by this report. The only sector with a negative contribution to the Fund's return were investments in the Communication Services sector, which had a -0.1% drag on the Funds' return during the period. On a relative basis, the Fund outperformed the Benchmark. The greatest source of outperformance for the Fund were investments in the Software industry. This industry earned 15.2% of outperformance for the Fund, while the Information Technology sector, as a whole, earned 14.0% of outperformance. The Communication Services sector caused the most underperformance for the Fund. Investments in this sector caused -1.4% of underperformance for the Fund versus the Benchmark.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST CLOUD COMPUTING ETF (SKYY) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       84.03%
Consumer Discretionary                        7.89
Communication Services                        6.86
Health Care                                   1.22
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Oracle Corp.                                  4.25%
Alibaba Group Holding Ltd.                    4.18
VMware, Inc., Class A                         4.05
Microsoft Corp.                               3.80
Amazon.com, Inc.                              3.72
Alphabet, Inc., Class A                       3.67
Kingsoft Cloud Holdings Ltd.                  3.49
MongoDB, Inc.                                 3.36
CenturyLink, Inc.                             3.19
Arista Networks, Inc.                         3.15
                                            ------
    Total                                    36.86%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 5, 2011 - SEPTEMBER 30, 2020

            First Trust Cloud        ISE CTA Cloud                S&P 500(R)     S&P Composite 1500
            Computing ETF            Computing(TM) Index          Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/5/11      $10,000                   $10,000                     $10,000        $10,000
9/30/11       7,902                     7,909                       8,501          8,886
3/31/12      10,604                    10,641                      10,702         11,739
9/30/12       9,864                     9,934                      11,068         11,695
3/31/13      10,531                    10,640                      12,196         11,682
9/30/13      12,214                    12,376                      13,209         12,718
3/31/14      13,390                    13,612                      14,861         14,655
9/30/14      13,581                    13,852                      15,815         16,153
3/31/15      14,551                    14,885                      16,753         17,253
9/30/15      13,994                    14,354                      15,718         16,547
3/31/16      14,789                    15,247                      17,052         18,475
9/30/16      17,114                    17,697                      18,143         20,324
3/31/17      19,392                    19,930                      19,979         23,173
9/30/17      21,052                    21,701                      21,519         26,144
3/31/18      24,370                    25,195                      22,776         29,394
9/30/18      28,591                    29,662                      25,375         34,091
3/31/19      29,280                    30,490                      24,939         33,777
9/30/18      28,753                    30,069                      26,455         36,949
3/31/20      27,851                    29,204                      23,199         36,826
9/30/20      40,121                    42,204                      30,462         53,545

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16        146          1          0          0           106          0          0          0
10/1/16 - 9/30/17        188          0          0          0            62          1          0          0
10/1/17 - 9/30/18        176          1          0          0            74          0          0          0
10/1/18 - 9/30/19        168          5          0          0            72          4          2          0
10/1/19 - 9/30/20        171          0          0          0            82          0          0          0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

First Trust International Equity Opportunities ETF (formerly First Trust International IPO ETF) (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the IPOX(R) International Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned and is developed, maintained and sponsored by IPOX(R) Schuster LLC (the "Index Provider"). The Index is a market-cap weighted portfolio measuring the performance of the top 50 companies domiciled outside the United States ranked quarterly by market capitalization in the IPOX(R) Global Composite Index (the "Base Index") and represents, on average, 25% of the total market capitalization of the Base Index, a fully market capitalization-weighted index constructed and managed to provide a broad and objective view of global aftermarket performance of initial public offerings and spin-offs in all world countries (both developed and emerging market countries).

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended    (11/4/14)     Ended    (11/4/14)
                                                                      9/30/20   9/30/20   to 9/30/20   9/30/20   to 9/30/20
FUND PERFORMANCE
NAV                                                                   56.24%    18.81%      12.63%     136.74%    101.85%
Market Price                                                          57.00%    18.94%      12.71%     138.07%    102.67%

INDEX PERFORMANCE
IPOX(R) International Index                                           57.10%    19.83%      13.44%     147.05%    110.54%
MSCI World ex USA Index                                                0.16%     5.32%       3.05%      29.60%     19.40%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 56.24% during the time period covered by this report. During the same period, the MSCI World ex USA Index (the "Benchmark") generated a return of 0.16%. Over the period, the Consumer Discretionary sector received the greatest allocation. Receiving an average weight of 26.4%, this sector returned 65.2% and contributed 16.6% to the Fund's total return. The greatest contribution to the Fund's return came from investments in the Information Technology sector, driven significantly by the investment in Shopify Inc. This sector contributed 16.6% to the Fund's total return, 5.5% of which is attributable to the investment in Shopify. The most negative contributing sector during the year was the Financials sector. These investments carried a 7.8% weight in the Fund, returned -12.9% and contributed -0.9% to the Fund's return. The Fund's currency exposure caused 4.3% performance during the period. On a relative basis, the Fund outperformed the Benchmark. Investments in the Consumer Discretionary sector contributed the most to the Fund's outperformance, causing 17.5% of outperformance versus the Benchmark. The greatest underperformance versus the Benchmark came from investments in the Materials sector, which cause -1.4% of underperformance versus the Benchmark.

-----------------------------
IPOX(R) and the Index are registered international trademarks and service marks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       23.09%
Information Technology                       19.94
Health Care                                  16.20
Communication Services                       13.60
Energy                                        8.45
Industrials                                   8.19
Consumer Staples                              4.46
Utilities                                     3.01
Financials                                    2.06
Materials                                     0.60
Real Estate                                   0.40
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Saudi Arabian Oil Co.                         8.45%
Adyen N.V.                                    5.28
Meituan Dianping, Class B                     4.67
Sea Ltd., ADR                                 4.50
Wuxi Biologics Cayman, Inc.                   4.21
Prosus N.V.                                   3.79
Genmab A/S, ADR                               3.77
Xiaomi Corp., Class B                         3.71
China Feihe Ltd.                              3.29
Haidilao International Holding Ltd.           3.27
                                            ------
    Total                                    44.94%
                                            ======


                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    NOVEMBER 4, 2014 - SEPTEMBER 30, 2020

            First Trust International     IPOX(R) International  MSCI World
            Equity Opportunities ETF      Index                  ex USA Index
            -------------------------     ------------------     ------------
11/4/14     $10,000                       $10,000                $10,000
3/31/15       9,798                         9,813                 10,252
9/30/15       8,526                         8,522                  9,212
3/31/16       8,864                         8,954                  9,386
9/30/16       9,432                         9,523                  9,872
3/31/17       9,913                        10,072                 10,506
9/30/17      11,952                        12,204                 11,722
3/31/18      12,949                        13,217                 11,951
9/30/18      12,352                        12,713                 12,036
3/31/19      12,308                        12,716                 11,594
9/30/19      12,920                        13,403                 11,922
3/31/20      13,086                        13,684                  9,866
9/30/20      20,185                        21,054                 11,940

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16        109         30          0          0            86         28          0          0
10/1/16 - 9/30/17        138         32          0          0            63         17          1          0
10/1/17 - 9/30/18        152         27          1          0            67          4          0          0
10/1/18 - 9/30/19         94         26         10          0            93         24          4          0
10/1/19 - 9/30/20        134         50          7          0            48          6          6          2

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

The First Trust Nasdaq Cybersecurity ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Nasdaq CTA Cybersecurity Index(SM) (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "CIBR." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index.

The Index is owned by Nasdaq, Inc. (the "Index Provider"). The Index Provider and the Consumer Technology Association ("CTA") have jointly developed the eligibility and selection criteria and rules for the Index. The Index includes securities of companies classified as "cybersecurity" companies by the CTA.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                   TOTAL RETURNS          TOTAL RETURNS
                                                                      1 Year    5 Years   Inception    5 Years   Inception
                                                                       Ended     Ended     (7/6/15)      Ended    (7/6/15)
                                                                      9/30/20   9/30/20   to 9/30/20   9/30/20   to 9/30/20
FUND PERFORMANCE
NAV                                                                   28.27%    16.05%      11.94%     110.49%     80.50%
Market Price                                                          28.11%    16.08%      11.95%     110.73%     80.60%

INDEX PERFORMANCE
Nasdaq CTA Cybersecurity Index(SM)                                    29.42%    16.92%      12.77%     118.49%     87.58%
S&P 500(R) Index                                                      15.15%    14.15%      11.97%      93.80%     80.77%
S&P Composite 1500 Information Technology Index                       44.92%    26.48%      24.04%     223.61%    208.97%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 32.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 28.27% during the 12-month period covered by this report. During the same period, the S&P Composite 1500 Information Technology Index (the "Benchmark") generated a return of 44.92%. Over the period, Software & Services carried more weight in the Fund than any other industry group. Software & Services received 74.0% allocation in the Fund and contributed 31.6% to the Fund's return, which was the highest contribution to the Fund's performance during the period. The greatest drag on Fund performance came from investments in Capital Goods, which received a weight of 5.8% and contributed -2.6% to the Fund's return. The Fund's currency exposure caused 0.5% performance during the year. On a relative basis, the Fund underperformed the Benchmark. Most of this underperformance came from the selection of investments in the Technology Hardware & Equipment industry. Investments in this industry were a boon in the Benchmark and caused -11.2% of underperformance for the Fund versus the Benchmark. The only industry causing outperformance versus the Benchmark was the Software & Services industry, which earned 3.1% of outperformance.

-----------------------------
Nasdaq(R) and the Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the "Corporations") and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Information Technology                       95.88%
Industrials                                   4.12
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Crowdstrike Holdings, Inc., Class A           6.85%
Okta, Inc.                                    6.23
Zscaler, Inc.                                 6.16
Accenture PLC, Class A                        5.91
Cisco Systems, Inc.                           5.85
Cloudflare, Inc., Class A                     3.37
VMware, Inc., Class A                         3.12
Leidos Holdings, Inc.                         3.09
Proofpoint, Inc.                              3.02
VeriSign, Inc.                                2.99
                                            ------
    Total                                    46.59%
                                            ======


                                 PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      JULY 6, 2015 - SEPTEMBER 30, 2020

            First Trust Nasdaq        Nasdaq CTA                  S&P 500(R)     S&P Composite 1500
            Cybersecurity ETF         Cybersecurity Index(SM)     Index          Information Technology Index
            ---------------------     -----------------------     ----------     ----------------------------
7/6/15      $10,000                   $10,000                     $10,000        $10,000
9/30/15       8,575                     8,585                       9,328          9,547
3/31/16       8,595                     8,645                      10,120         10,659
9/30/16      10,018                    10,113                      10,768         11,726
3/31/17      10,993                    11,137                      11,858         13,370
9/30/17      11,093                    11,276                      12,772         15,084
3/31/18      12,713                    12,943                      13,518         16,959
9/30/18      14,475                    14,808                      15,060         19,669
3/31/19      14,271                    14,642                      14,801         19,488
9/30/19      14,074                    14,493                      15,701         21,318
3/31/20      13,318                    13,794                      13,767         21,250
9/30/20      18,050                    18,758                      18,077         30,897

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2015 through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/1/15 - 9/30/16        140          0          0          0           113          0          0          0
10/1/16 - 9/30/17        228          2          0          0            21          0          0          0
10/1/17 - 9/30/18        222          1          0          0            28          0          0          0
10/1/18 - 9/30/19        200          4          0          0            45          2          0          0
10/1/19 - 9/30/20        229          2          0          0            17          2          3          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF or First Trust Nasdaq Cybersecurity ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2020    SEPTEMBER 30, 2020     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,111.50             0.61%            $3.22
Hypothetical (5% return before expenses)             $1,000.00          $1,021.95             0.61%            $3.08

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,125.60             0.60%            $3.19
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00             0.60%            $3.03

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,156.30             0.58%            $3.13
Hypothetical (5% return before expenses)             $1,000.00          $1,022.10             0.58%            $2.93

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)
Actual                                               $1,000.00          $1,447.20             0.60%            $3.67
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00             0.60%            $3.03

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)
Actual                                               $1,000.00          $1,198.10             0.70%            $3.85
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2020 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2020    SEPTEMBER 30, 2020     PERIOD (a)       PERIOD (b)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,474.40             0.70%            $4.33
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)
Actual                                               $1,000.00          $1,179.00             0.70%            $3.81
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)
Actual                                               $1,000.00          $1,356.30             0.70%            $4.12
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,416.30             0.64%            $3.87
Hypothetical (5% return before expenses)             $1,000.00          $1,021.80             0.64%            $3.23

FIRST TRUST INDXX NEXTG ETF (NXTG)
Actual                                               $1,000.00          $1,278.10             0.70%            $3.99
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,634.60             0.70%            $4.61
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST CLOUD COMPUTING ETF (SKYY)
Actual                                               $1,000.00          $1,440.50             0.60%            $3.66
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00             0.60%            $3.03

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)
Actual                                               $1,000.00          $1,542.50             0.70%            $4.45
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)
Actual                                               $1,000.00          $1,355.30             0.60%            $3.53
Hypothetical (5% return before expenses)             $1,000.00          $1,022.00             0.60%            $3.03


(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2020 through September 30, 2020), multiplied by 183/366 (to reflect the six-month period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.0%
             BELGIUM -- 5.8%
     156,050 Ageas S.A./N.V. (b)               $     6,385,464
     224,321 Proximus S.A., DP (b)                   4,092,315
                                               ---------------
                                                    10,477,779
                                               ---------------
             FINLAND -- 5.7%
     241,013 Fortum OYJ (b)                          4,872,872
     192,039 Nokian Renkaat OYJ (b)                  5,428,596
                                               ---------------
                                                    10,301,468
                                               ---------------
             FRANCE -- 9.7%
      43,198 Covivio (b)                             3,033,333
     287,841 Klepierre S.A. (b)                      4,029,216
     157,435 Publicis Groupe S.A. (b)                5,074,154
     155,555 TOTAL SE (b)                            5,342,187
                                               ---------------
                                                    17,478,890
                                               ---------------
             GERMANY -- 23.1%
      20,521 Allianz SE (b)                          3,938,614
      98,277 BASF SE (b)                             5,984,717
     138,200 Bayerische Motoren Werke AG
                (Preference Shares) (b)              7,553,002
     168,430 Deutsche Post AG (b)                    7,642,651
     171,163 Evonik Industries AG (b)                4,427,831
     101,465 Porsche Automobil Holding SE
                (Preference Shares) (b)              6,036,390
     198,852 TAG Immobilien AG (b)                   5,996,191
                                               ---------------
                                                    41,579,396
                                               ---------------
             ITALY -- 9.0%
     287,728 Assicurazioni Generali S.p.A. (b)       4,055,382
     995,006 Snam S.p.A. (b)                         5,117,120
  17,381,627 Telecom Italia S.p.A. (b)               7,018,272
                                               ---------------
                                                    16,190,774
                                               ---------------
             NETHERLANDS -- 10.4%
   3,963,931 Aegon N.V. (b)                         10,259,950
     228,578 NN Group N.V. (b)                       8,568,010
                                               ---------------
                                                    18,827,960
                                               ---------------
             SWITZERLAND -- 15.0%
     118,475 LafargeHolcim Ltd. (b)                  5,392,930
      15,750 Swiss Life Holding AG (b)               5,959,667
      50,514 Swiss Re AG (b)                         3,747,075
     738,777 UBS Group AG (b)                        8,254,285
      10,698 Zurich Insurance Group AG (b)           3,730,556
                                               ---------------
                                                    27,084,513
                                               ---------------
             UNITED KINGDOM -- 20.3%
     266,896 GlaxoSmithKline PLC (b)                 5,003,657
   3,784,933 Legal & General Group PLC (b)           9,233,253
     588,866 Royal Dutch Shell PLC,
                Class B (b)                          7,141,242
     355,041 SSE PLC (b)                             5,525,946
   3,312,884 Standard Life Aberdeen PLC (b)          9,647,820
                                               ---------------
                                                    36,551,918
                                               ---------------
             TOTAL COMMON STOCKS -- 99.0%          178,492,698
             (Cost $189,846,297)               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             MONEY MARKET FUNDS -- 0.1%
     221,628 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (c)              $       221,628
             (Cost $221,628)                   ---------------

             TOTAL INVESTMENTS -- 99.1%            178,714,326
             (Cost $190,067,925) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.9%                  1,512,941
                                               ---------------
             NET ASSETS -- 100.0%              $   180,227,267
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $178,492,698 or 99.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Rate shown reflects yield as of September 30, 2020.

(d) Aggregate cost for federal income tax purposes is $191,658,859. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,336,929 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $27,281,462. The net unrealized depreciation was $12,944,533.


                        See Notes to Financial Statements                Page 35

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common
   Stocks*     $   178,492,698  $            --  $  178,492,698  $          --
Money Market
   Funds               221,628          221,628              --             --
               ---------------------------------------------------------------
Total
   Investments $   178,714,326  $       221,628  $  178,492,698  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                64.3%
British Pound Sterling                              20.4
Swiss Franc                                         15.2
United States Dollar                                 0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 36                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 3.3%
     196,196 BGP Holdings
                PLC (b) (c) (d) (e) (f)        $             0
      11,552 BWP Trust (b)                              33,611
      10,238 Charter Hall Long Wale REIT (b)            37,019
      11,441 Charter Hall Retail REIT (b)               27,693
      36,128 Cromwell Property Group (b)                22,134
      25,929 Dexus (b)                                 166,073
      46,287 GPT Group (The) (b)                       130,215
      93,375 Mirvac Group (b)                          146,374
      23,199 National Storage REIT (b)                  30,322
     123,217 Scentre Group (b)                         196,180
      25,444 Shopping Centres Australasia
                Property Group (b)                      38,927
      56,606 Stockland (b)                             154,638
      89,067 Vicinity Centres (b)                       88,943
                                               ---------------
                                                     1,072,129
                                               ---------------
             AUSTRIA -- 0.1%
       1,636 CA Immobilien Anlagen AG (b)               48,364
                                               ---------------
             BELGIUM -- 1.3%
         653 Aedifica S.A. (b)                          79,752
         122 Ascencio                                    5,979
         510 Befimmo S.A. (b)                           22,798
         642 Cofinimmo S.A. (b)                         96,538
         543 Intervest Offices & Warehouses
                N.V. (b)                                14,372
          58 Leasinvest Real Estate S.C.A. (b)           5,519
         306 Montea C.V.A. (b)                          36,237
         238 Retail Estates N.V. (b)                    15,528
       3,174 Warehouses De Pauw C.V.A. (b)             115,506
          57 Wereldhave Belgium Comm
                VA (b) (c)                               2,909
         362 Xior Student Housing N.V. (b) (g)          23,562
                                               ---------------
                                                       418,700
                                               ---------------
             BERMUDA -- 0.3%
      27,522 Hongkong Land Holdings Ltd. (b)           102,537
                                               ---------------
             CANADA -- 2.8%
       2,887 Allied Properties Real Estate
                Investment Trust                        77,728
       2,781 Artis Real Estate Investment
                Trust                                   16,604
         896 Boardwalk Real Estate Investment
                Trust                                   18,471
       4,019 Canadian Apartment Properties
                REIT                                   140,199
       5,090 Chartwell Retirement Residences            38,608
       6,061 Choice Properties Real Estate
                Investment Trust                        58,173
       3,983 Cominar Real Estate Investment
                Trust                                   21,956
       2,187 Crombie Real Estate Investment
                Trust                                   21,631
       3,598 Dream Industrial Real Estate
                Investment Trust                        30,561


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CANADA (CONTINUED)
       1,012 Dream Office Real Estate
                Investment Trust               $        13,794
       5,116 First Capital Real Estate
                Investment Trust                        49,794
       1,372 Granite Real Estate Investment
                Trust                                   79,628
       6,679 H&R Real Estate Investment Trust           48,504
       2,658 InterRent Real Estate Investment
                Trust                                   25,152
       2,290 Killam Apartment Real Estate
                Investment Trust                        29,856
       1,381 Northview Apartment Real Estate
                Investment Trust                        37,358
       3,546 NorthWest Healthcare Properties
                Real Estate Investment Trust            30,252
       7,513 RioCan Real Estate Investment
                Trust                                   79,331
       3,087 SmartCentres Real Estate
                Investment Trust                        46,367
       2,952 Summit Industrial Income REIT              28,466
       1,262 WPT Industrial Real Estate
                Investment Trust                        16,027
                                               ---------------
                                                       908,460
                                               ---------------
             CAYMAN ISLANDS -- 1.5%
      64,004 CK Asset Holdings Ltd. (b)                314,499
      39,274 Wharf Real Estate Investment Co.,
                Ltd. (b)                               160,986
                                               ---------------
                                                       475,485
                                               ---------------
             FINLAND -- 0.4%
       1,823 Citycon OYJ (b)                            14,354
       4,629 Kojamo OYJ (b)                             99,421
                                               ---------------
                                                       113,775
                                               ---------------
             FRANCE -- 1.1%
         926 Carmila S.A. (b)                            8,400
       1,187 Covivio (b)                                83,350
       1,231 Gecina S.A. (b)                           162,279
         754 ICADE (b)                                  42,247
       4,442 Klepierre S.A. (b)                         62,179
       1,457 Mercialys S.A. (b)                          8,023
                                               ---------------
                                                       366,478
                                               ---------------
             GERMANY -- 5.4%
       4,220 alstria office REIT-AG (b)                 58,638
       1,213 Deutsche EuroShop AG (b) (c)               15,044
       8,230 Deutsche Wohnen SE (b)                    411,332
       1,658 Hamborner REIT AG (b)                      16,935
       1,640 LEG Immobilien AG (b)                     233,765
       2,997 TAG Immobilien AG (b)                      90,372
         315 TLG Immobilien AG (b)                       6,480
      13,447 Vonovia SE (b)                            921,837
                                               ---------------
                                                     1,754,403
                                               ---------------
             GUERNSEY -- 0.1%
       5,695 BMO Real Estate Investments Ltd.            3,792
       8,734 Regional REIT Ltd. (g) (h)                  7,382


                        See Notes to Financial Statements                Page 37

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             GUERNSEY (CONTINUED)
      12,310 Schroder Real Estate Investment
                Trust Ltd. (b)                 $         5,133
      22,660 Sirius Real Estate Ltd. (b)                21,265
       9,659 Standard Life Investment Property
                Income Trust Ltd. (b)                    5,788
                                               ---------------
                                                        43,360
                                               ---------------
             HONG KONG -- 4.1%
      46,669 Champion REIT (b)                          23,219
      47,829 Hang Lung Properties Ltd. (b)             121,895
      14,172 Hysan Development Co., Ltd. (b)            42,621
      48,813 Link REIT (b)                             399,993
      33,891 New World Development Co.,
                Ltd. (b)                               165,446
      79,054 Sino Land Co., Ltd. (b)                    92,549
      33,596 Sun Hung Kai Properties Ltd. (b)          432,936
      25,066 Swire Properties Ltd. (b)                  66,415
                                               ---------------
                                                     1,345,074
                                               ---------------
             IRELAND -- 0.1%
      16,272 Hibernia REIT PLC (b)                      19,006
      10,392 Irish Residential Properties REIT
                PLC (b)                                 17,195
                                               ---------------
                                                        36,201
                                               ---------------
             ISLE OF MAN -- 0.0%
       6,330 RDI REIT PLC (b)                            7,193
                                               ---------------
             ISRAEL -- 0.2%
       3,240 Amot Investments Ltd. (b)                  14,807
         869 Azrieli Group Ltd. (b)                     38,797
                                               ---------------
                                                        53,604
                                               ---------------
             ITALY -- 0.0%
       1,549 Immobiliare Grande Distribuzione
                SIIQ S.p.A. (b)                          5,388
                                               ---------------
             JAPAN -- 11.8%
          16 Activia Properties, Inc. (b)               60,935
          31 Advance Residence Investment
                Corp. (b)                               91,320
       2,827 AEON Mall Co., Ltd. (b)                    39,739
          37 AEON REIT Investment Corp. (b)             42,619
          14 Comforia Residential REIT,
                Inc. (b)                                40,812
          48 Daiwa House REIT Investment
                Corp. (b)                              122,481
           6 Daiwa Office Investment Corp. (b)          34,336
          45 Daiwa Securities Living
                Investments Corp. (b)                   46,501
          11 Frontier Real Estate Investment
                Corp. (b)                               37,471
          17 Fukuoka REIT Corp. (b)                     22,077
          23 Global One Real Estate Investment
                Corp. (b)                               22,143
          89 GLP J-REIT (b)                            136,979
       8,600 Hulic Co., Ltd. (b)                        80,695
          27 Hulic REIT, Inc. (b)                       35,784
          28 Ichigo Office REIT Investment
                Corp. (b)                               20,355


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN (CONTINUED)
          45 Industrial & Infrastructure Fund
                Investment Corp. (b)           $        77,117
         206 Invesco Office J-REIT, Inc. (b)            28,538
         116 Invincible Investment Corp. (b)            34,649
          29 Japan Excellent, Inc. (b)                  33,843
         106 Japan Hotel REIT Investment
                Corp. (b)                               52,375
          20 Japan Logistics Fund, Inc. (b)             57,346
          21 Japan Prime Realty Investment
                Corp. (b)                               65,155
          31 Japan Real Estate Investment
                Corp. (b)                              158,489
          62 Japan Retail Fund Investment
                Corp. (b)                               95,915
           9 Kenedix Office Investment
                Corp. (b)                               53,988
          22 Kenedix Residential Next
                Investment Corp. (b)                    38,902
          13 Kenedix Retail REIT Corp. (b)              26,237
          39 LaSalle Logiport REIT (b)                  65,307
          39 MCUBS MidCity Investment
                Corp. (b)                               30,113
      27,066 Mitsubishi Estate Co., Ltd. (b)           409,985
           7 Mitsubishi Estate Logistics REIT
                Investment Corp. (b)                    28,875
      21,968 Mitsui Fudosan Co., Ltd. (b)              382,280
          10 Mitsui Fudosan Logistics Park,
                Inc. (b)                                47,787
          37 Mori Hills REIT Investment
                Corp. (b)                               48,159
          24 Mori Trust Sogo REIT, Inc. (b)             30,357
          11 Nippon Accommodations Fund,
                Inc. (b)                                63,488
          30 Nippon Building Fund, Inc. (b)            169,799
          51 Nippon Prologis REIT, Inc. (b)            171,986
          10 NIPPON REIT Investment
                Corp. (b)                               34,000
       2,700 Nomura Real Estate Holdings,
                Inc. (b)                                51,384
         106 Nomura Real Estate Master Fund,
                Inc. (b)                               132,794
          62 Orix JREIT, Inc. (b)                       95,394
          30 Premier Investment Corp. (b)               34,922
          95 Sekisui House REIT, Inc. (b)               70,121
       9,344 Sumitomo Realty & Development
                Co., Ltd. (b)                          276,612
       4,687 Tokyo Tatemono Co., Ltd. (b)               57,587
          21 Tokyu REIT, Inc. (b)                       29,375
          70 United Urban Investment Corp. (b)          77,893
                                               ---------------
                                                     3,865,019
                                               ---------------
             JERSEY -- 0.0%
       1,967 Phoenix Spree Deutschland Ltd.              8,300
                                               ---------------
             LUXEMBOURG -- 0.8%
       1,512 ADO Properties
                S.A. (b) (c) (g) (h)                    41,835
      28,404 Aroundtown S.A. (b) (c)                   142,585


Page 38                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             LUXEMBOURG (CONTINUED)
       2,695 Grand City Properties S.A. (b)    $        65,082
         595 Shurgard Self Storage S.A. (b)             25,955
                                               ---------------
                                                       275,457
                                               ---------------
             MULTI-NATIONAL -- 0.4%
       3,200 Unibail-Rodamco-Westfield (b)             118,016
                                               ---------------
             NETHERLANDS -- 0.1%
       1,142 Eurocommercial Properties
                N.V. (b)                                13,228
         438 NSI N.V. (b)                               15,405
         407 Vastned Retail N.V. (b)                    10,876
         957 Wereldhave N.V. (b)                         8,725
                                               ---------------
                                                        48,234
                                               ---------------
             NEW ZEALAND -- 0.3%
      25,820 Goodman Property Trust (b)                 40,266
      37,270 Kiwi Property Group Ltd. (b)               26,256
      25,071 Precinct Properties New Zealand
                Ltd. (b)                                28,102
                                               ---------------
                                                        94,624
                                               ---------------
             NORWAY -- 0.2%
       3,959 Entra ASA (b) (g) (h)                      55,636
                                               ---------------
             SINGAPORE -- 3.6%
      69,800 Ascendas Real Estate Investment
                Trust (b)                              167,027
      42,200 Ascott Residence Trust (b)                 27,793
      64,690 CapitaLand Commercial Trust                77,720
      59,430 CapitaLand Ltd. (b)                       118,822
      56,983 CapitaLand Mall Trust (b)                  81,101
      18,700 CDL Hospitality Trusts (b)                 14,543
      11,100 City Developments Ltd. (b)                 62,487
      31,833 Fortune Real Estate Investment
                Trust (b)                               26,800
      16,800 Frasers Centrepoint Trust (b)              29,701
      59,100 Frasers Logistics & Commercial
                Trust (b) (g)                           60,513
      28,833 Keppel DC REIT (b)                         61,629
      46,600 Keppel REIT (b)                            36,767
      33,800 Manulife US Real Estate
                Investment Trust (b) (g)                25,149
      51,921 Mapletree Commercial Trust (b)             74,588
      38,800 Mapletree Industrial Trust (b)             91,928
      60,453 Mapletree Logistics Trust (b)              91,058
       9,200 Parkway Life Real Estate
                Investment Trust (b)                    28,035
      48,897 Suntec Real Estate Investment
                Trust (b)                               52,427
      11,700 UOL Group Ltd. (b)                         57,490
                                               ---------------
                                                     1,185,578
                                               ---------------
             SPAIN -- 0.4%
       7,714 Inmobiliaria Colonial Socimi
                S.A. (b)                                63,669
       1,440 Lar Espana Real Estate Socimi
                S.A. (b)                                 6,642


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SPAIN (CONTINUED)
       7,872 Merlin Properties Socimi S.A. (b) $        65,661
                                               ---------------
                                                       135,972
                                               ---------------
             SWEDEN -- 2.3%
       1,090 Atrium Ljungberg AB, Class B (b)           17,780
       6,397 Castellum AB (b)                          145,303
         598 Catena AB (b)                              26,479
       1,991 Dios Fastigheter AB (b)                    14,081
       6,261 Fabege AB (b)                              86,588
       2,301 Fastighets AB Balder,
                Class B (b) (c)                        116,578
       2,598 Hufvudstaden AB, Class A (b)               36,099
      12,025 Klovern AB, Class B (b)                    22,141
       4,479 Kungsleden AB (b)                          42,399
       4,165 Nyfosa AB (b) (c)                          36,871
       2,095 Pandox AB (b) (c)                          24,018
      22,310 Samhallsbyggnadsbolaget i Norden
                AB (b)                                  67,268
       3,866 Wallenstam AB, Class B (b)                 58,773
       3,148 Wihlborgs Fastigheter AB (b)               62,165
                                               ---------------
                                                       756,543
                                               ---------------
             SWITZERLAND -- 1.3%
         333 Allreal Holding AG (b)                     71,746
          66 Hiag Immobilien Holding
                AG (b) (c)                               6,400
          26 Intershop Holding AG (b)                   16,810
         154 Mobimo Holding AG (b)                      45,142
       1,021 PSP Swiss Property AG (b)                 123,338
       1,783 Swiss Prime Site AG (b)                   161,931
                                               ---------------
                                                       425,367
                                               ---------------
             UNITED KINGDOM -- 4.4%
       5,513 Aberdeen Standard European
                Logistics Income PLC (g) (h)             7,612
      62,051 Assura PLC (b)                             61,765
       3,828 Big Yellow Group PLC (b)                   51,312
      21,952 British Land (The) Co. PLC (b)             95,698
      17,396 Capital & Counties Properties
                PLC (b)                                 25,062
      14,769 Civitas Social Housing
                PLC (b) (g)                             20,117
       3,704 CLS Holdings PLC (b)                       10,162
       9,204 Custodian REIT PLC                         10,546
       2,387 Derwent London PLC (b)                     79,032
      13,923 Empiric Student Property PLC               10,959
      10,807 GCP Student Living PLC (b)                 17,200
      15,711 Grainger PLC (b)                           60,115
       6,015 Great Portland Estates PLC (b)             46,416
      90,963 Hammerson PLC (b) (c)                      19,153
       2,394 Helical PLC                                 9,128
       5,591 Impact Healthcare REIT PLC (g)              7,113
      16,917 Land Securities Group PLC (b)             113,892
      20,869 LondonMetric Property PLC (b)              59,689
      12,371 LXI REIT PLC (b) (g)                       17,193
       7,174 NewRiver REIT PLC (b)                       4,571
      30,815 Primary Health Properties PLC (b)          58,974
       4,858 Safestore Holdings PLC (b)                 48,790
      28,234 Segro PLC (b)                             339,305


                        See Notes to Financial Statements                Page 39

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED KINGDOM (CONTINUED)
       5,284 Shaftesbury PLC (b)               $        33,877
      10,858 Target Healthcare REIT PLC                 14,711
       7,545 Triple Point Social Housing REIT
                PLC (g) (h)                             10,417
      40,511 Tritax Big Box REIT PLC (b)                80,905
      10,039 Tritax EuroBox PLC (g) (h)                 11,374
       7,553 UNITE Group (The) PLC (b) (c)              81,669
       3,162 Workspace Group PLC (b)                    21,938
                                               ---------------
                                                     1,428,695
                                               ---------------
             UNITED STATES -- 53.1%
       1,997 Acadia Realty Trust                        20,968
       1,253 Agree Realty Corp.                         79,741
          50 Alexander's, Inc.                          12,261
       2,966 Alexandria Real Estate Equities,
                Inc.                                   474,560
       1,185 American Assets Trust, Inc.                28,547
       3,241 American Campus Communities,
                Inc.                                   113,176
       2,570 American Finance Trust, Inc.               16,114
       6,146 American Homes 4 Rent, Class A            175,038
       4,820 Americold Realty Trust                    172,315
       3,505 Apartment Investment &
                Management Co., Class A                118,189
       4,963 Apple Hospitality REIT, Inc.               47,694
       1,354 Armada Hoffler Properties, Inc.            12,538
       3,334 AvalonBay Communities, Inc.               497,900
       3,684 Boston Properties, Inc.                   295,825
       3,989 Brandywine Realty Trust                    41,246
       7,014 Brixmor Property Group, Inc.               81,994
       1,084 Brookfield Property REIT, Inc.,
                Class A                                 13,268
       2,233 Camden Property Trust                     198,692
       2,249 CareTrust REIT, Inc.                       40,021
      11,305 Colony Capital, Inc.                       30,863
       2,696 Columbia Property Trust, Inc.              29,413
         509 Community Healthcare Trust, Inc.           23,801
       2,658 Corporate Office Properties Trust          63,048
       3,504 Cousins Properties, Inc.                  100,179
       4,574 CubeSmart                                 147,786
       2,762 CyrusOne, Inc.                            193,423
       4,702 DiamondRock Hospitality Co.                23,839
       6,335 Digital Realty Trust, Inc.                929,725
       5,583 Diversified Healthcare Trust               19,652
       3,939 Douglas Emmett, Inc.                       98,869
       8,725 Duke Realty Corp.                         321,953
       1,884 Easterly Government Properties,
                Inc.                                    42,220
         910 EastGroup Properties, Inc.                117,690
       3,410 Empire State Realty Trust, Inc.,
                Class A                                 20,869
       1,752 EPR Properties                             48,180
       2,763 Equity Commonwealth                        73,579
       4,117 Equity LifeStyle Properties, Inc.         252,372
       8,707 Equity Residential                        446,930


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
       2,175 Essential Properties Realty
                Trust, Inc.                    $        39,846
       1,545 Essex Property Trust, Inc.                310,221
       2,986 Extra Space Storage, Inc.                 319,472
       1,782 Federal Realty Investment Trust           130,870
       2,988 First Industrial Realty Trust,
                Inc.                                   118,922
       1,656 Four Corners Property Trust, Inc.          42,377
       2,445 Franklin Street Properties Corp.            8,949
       4,935 Gaming and Leisure Properties,
                Inc.                                   182,250
         804 Getty Realty Corp.                         20,912
       2,122 Global Net Lease, Inc.                     33,740
       3,181 Healthcare Realty Trust, Inc.              95,812
       5,146 Healthcare Trust of America,
                Inc., Class A                          133,796
      12,773 Healthpeak Properties, Inc.               346,787
       2,435 Highwoods Properties, Inc.                 81,743
      16,554 Host Hotels & Resorts, Inc.               178,618
       3,556 Hudson Pacific Properties, Inc.            77,983
       2,231 Independence Realty Trust, Inc.            25,857
       1,528 Industrial Logistics Properties
                Trust                                   33,417
         500 Innovative Industrial Properties,
                Inc.                                    62,055
         303 Investors Real Estate Trust                19,747
      13,289 Invitation Homes, Inc.                    371,959
       2,884 JBG SMITH Properties                       77,118
       2,878 Kennedy-Wilson Holdings, Inc.              41,789
       2,720 Kilroy Realty Corp.                       141,331
       9,779 Kimco Realty Corp.                        110,112
       1,955 Kite Realty Group Trust                    22,639
       6,438 Lexington Realty Trust                     67,277
       1,104 Life Storage, Inc.                        116,218
         915 LTC Properties, Inc.                       31,897
       3,528 Macerich (The) Co.                         23,955
       2,044 Mack-Cali Realty Corp.                     25,795
      12,314 Medical Properties Trust, Inc.            217,096
       2,697 Mid-America Apartment
                Communities, Inc.                      312,717
       2,235 Monmouth Real Estate Investment
                Corp.                                   30,955
       1,013 National Health Investors, Inc.            61,054
       4,055 National Retail Properties, Inc.          139,938
       1,474 National Storage Affiliates Trust          48,215
         511 NexPoint Residential Trust, Inc.           22,663
       1,126 Office Properties Income Trust             23,331
       5,327 Omega Healthcare Investors, Inc.          159,490
       4,479 Paramount Group, Inc.                      31,711
       5,565 Park Hotels & Resorts, Inc.                55,594
       3,064 Pebblebrook Hotel Trust                    38,392
       4,913 Physicians Realty Trust                    87,992
       2,971 Piedmont Office Realty Trust,
                Inc., Class A                           40,316
      17,460 Prologis, Inc.                          1,756,825
         473 PS Business Parks, Inc.                    57,890
       3,573 Public Storage                            795,779
       1,441 QTS Realty Trust, Inc., Class A            90,812
       8,148 Realty Income Corp.                       494,991
       3,990 Regency Centers Corp.                     151,700


Page 40                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             UNITED STATES (CONTINUED)
       2,723 Retail Opportunity Investments
                Corp.                          $        28,360
       5,048 Retail Properties of America,
                Inc., Class A                           29,329
       2,924 Rexford Industrial Realty, Inc.           133,802
       3,864 RLJ Lodging Trust                          33,462
       1,899 RPT Realty                                 10,331
       1,188 Ryman Hospitality Properties,
                Inc.                                    43,718
       4,836 Sabra Health Care REIT, Inc.               66,664
         407 Safehold, Inc.                             25,275
       3,860 Service Properties Trust                   30,687
       7,208 Simon Property Group, Inc.                466,213
       3,605 SITE Centers Corp.                         25,956
       1,728 SL Green Realty Corp.                      80,127
       2,435 Spirit Realty Capital, Inc.                82,181
       3,528 STAG Industrial, Inc.                     107,569
       5,516 STORE Capital Corp.                       151,304
       2,434 Summit Hotel Properties, Inc.              12,608
       2,289 Sun Communities, Inc.                     321,856
       5,060 Sunstone Hotel Investors, Inc.             40,176
       2,132 Tanger Factory Outlet Centers,
                Inc.                                    12,856
       1,420 Taubman Centers, Inc.                      47,272
       1,570 Terreno Realty Corp.                       85,973
       6,937 UDR, Inc.                                 226,216
         302 Universal Health Realty Income
                Trust                                   17,211
       2,732 Urban Edge Properties                      26,555
       8,841 Ventas, Inc.                              370,968
      25,567 VEREIT, Inc.                              166,186
      12,661 VICI Properties, Inc.                     295,888
       4,154 Vornado Realty Trust                      140,031
       1,942 Washington Real Estate Investment
                Trust                                   39,092
       2,871 Weingarten Realty Investors                48,692
       9,906 Welltower, Inc.                           545,722
       4,052 WP Carey, Inc.                            264,028
       2,667 Xenia Hotels & Resorts, Inc.               23,416
                                               ---------------
                                                    17,335,127
                                               ---------------
             TOTAL COMMON STOCKS -- 99.4%           32,483,719
             (Cost $35,625,148)                ---------------

             INVESTMENT COMPANIES (a) -- 0.1%
             GUERNSEY -- 0.1%
      12,499 BMO Commercial Property Trust
                Ltd. (b)                                10,411
      12,941 Picton Property Income Ltd.                10,453
      17,474 UK Commercial Property REIT
                Ltd. (b)                                15,353
                                               ---------------
             TOTAL INVESTMENT COMPANIES
                -- 0.1%                                 36,217
             (Cost $56,386)                    ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             RIGHTS (a) -- 0.0%
             UNITED KINGDOM -- 0.0%
       2,514 Triple Point Social Housing REIT
                PLC, expiring 10/26/20 (b) (c) $            33
             (Cost $0)                         ---------------

             MONEY MARKET FUNDS -- 0.2%
      68,066 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (i)                       68,066
             (Cost $68,066)                    ---------------

             TOTAL INVESTMENTS -- 99.7%             32,588,035
             (Cost $35,749,600) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                     82,508
                                               ---------------
             NET ASSETS -- 100.0%              $    32,670,543
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $14,080,896 or 43.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(f) This security's value was determined using significant unobservable inputs (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements).

(g) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(h) This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the


                        See Notes to Financial Statements                Page 41

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

SEPTEMBER 30, 2020

      foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(i)   Rate shown reflects yield as of September 30, 2020.

(j) Aggregate cost for federal income tax purposes is $36,673,075. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,223,513 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $8,308,553. The net unrealized depreciation was $4,085,040.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Australia     $     1,072,129  $            --  $    1,072,129  $          --**
 Belgium               418,700            5,979         412,721             --
 Canada                908,460          908,460              --             --
 Guernsey               43,360           11,174          32,186             --
 Jersey                  8,300            8,300              --             --
 Singapore           1,185,578           77,720       1,107,858             --
 United
   Kingdom           1,428,695           81,860       1,346,835             --
 United States      17,335,127       17,335,127              --             --
Other Country
   Categories*      10,083,370               --      10,083,370             --
Investment
   Companies:
   Guernsey             36,217           10,453          25,764             --
Rights*                     33               --              33             --
Money Market
   Funds                68,066           68,066              --             --
               ---------------------------------------------------------------
Total
   Investments $    32,588,035  $    18,507,139  $   14,080,896  $          --**
               ===============================================================

*  See Portfolio of Investments for country breakout.
** Investment is valued at $0.

Level 3 Common Stocks are fair valued by the Advisor's Pricing Committee and are footnoted in the Portfolio of Investments.

Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                53.8%
Japanese Yen                                        11.8
Euro                                                10.2
Hong Kong Dollar                                     5.7
British Pound Sterling                               4.7
Singapore Dollar                                     3.5
Australian Dollar                                    3.3
Canadian Dollar                                      2.7
Swedish Krona                                        2.3
Swiss Franc                                          1.3
New Zealand Dollar                                   0.3
Norwegian Krone                                      0.2
Israeli Shekel                                       0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 42                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.1%
             AUSTRALIA -- 4.4%
     950,353 Bendigo & Adelaide Bank Ltd. (b)  $     4,139,162
      71,032 Commonwealth Bank of
                Australia (b)                        3,268,631
     361,040 Fortescue Metals Group Ltd. (b)         4,241,510
     561,029 Suncorp Group Ltd. (b)                  3,424,816
                                               ---------------
                                                    15,074,119
                                               ---------------
             BELGIUM -- 1.4%
     116,151 Ageas S.A./N.V. (b)                     4,752,823
                                               ---------------
             BERMUDA -- 6.4%
     396,400 Invesco Ltd.                            4,522,924
   1,414,646 Kerry Properties Ltd. (b)               3,638,241
     123,888 Lazard Ltd., Class A                    4,094,498
     782,078 Pacific Century Premium
                Developments Ltd. (b) (c)              206,231
     701,511 VTech Holdings Ltd. (b)                 4,375,724
   3,220,598 Yue Yuen Industrial Holdings
                Ltd. (b)                             5,219,587
                                               ---------------
                                                    22,057,205
                                               ---------------
             CANADA -- 11.3%
      76,897 Bank of Nova Scotia (The)               3,194,729
      69,240 BCE, Inc.                               2,871,415
      48,399 Canadian Imperial Bank of
                Commerce                             3,617,703
     138,049 Genworth MI Canada, Inc.                3,579,912
     225,446 Great-West Lifeco, Inc.                 4,405,471
     141,470 IGM Financial, Inc.                     3,243,648
     126,095 Laurentian Bank of Canada               2,589,988
     234,807 Manulife Financial Corp.                3,265,837
     227,557 Power Corp. of Canada                   4,458,685
     151,182 Shaw Communications, Inc.,
                Class B                              2,758,982
      60,653 TC Energy Corp.                         2,546,283
     144,162 TELUS Corp.                             2,536,680
                                               ---------------
                                                    39,069,333
                                               ---------------
             CAYMAN ISLANDS -- 0.9%
     497,485 CK Hutchison Holdings Ltd. (b)          3,014,637
                                               ---------------
             FINLAND -- 1.9%
     171,396 Fortum OYJ (b)                          3,465,335
     407,945 Wartsila OYJ Abp (b)                    3,203,658
                                               ---------------
                                                     6,668,993
                                               ---------------
             FRANCE -- 2.0%
     112,815 Nexity S.A. (b)                         3,430,799
      98,259 TOTAL SE (b)                            3,374,485
                                               ---------------
                                                     6,805,284
                                               ---------------
             GERMANY -- 1.8%
      14,721 Allianz SE (b)                          2,825,415
      56,930 BASF SE (b)                             3,466,833
                                               ---------------
                                                     6,292,248
                                               ---------------
             HONG KONG -- 6.8%
   1,157,922 BOC Hong Kong Holdings Ltd. (b)         3,069,635
     199,176 Hang Seng Bank Ltd. (b)                 2,950,749


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             HONG KONG (CONTINUED)
     865,959 Henderson Land Development Co.,
                Ltd. (b)                       $     3,215,409
   1,120,403 Hysan Development Co., Ltd. (b)         3,369,512
     713,049 New World Development Co.,
                Ltd. (b)                             3,480,899
   6,919,550 PCCW Ltd. (b)                           4,139,432
     647,139 Swire Pacific Ltd., Class A (b)         3,133,110
                                               ---------------
                                                    23,358,746
                                               ---------------
             IRELAND -- 0.7%
      46,590 Seagate Technology PLC                  2,295,489
                                               ---------------
             ITALY -- 5.7%
     254,973 Assicurazioni Generali S.p.A. (b)       3,593,717
     188,424 Azimut Holding S.p.A. (b)               3,402,379
     135,102 Banca Generali S.p.A. (b) (c)           4,108,942
     531,358 Eni S.p.A. (b)                          4,153,155
   1,709,118 UnipolSai Assicurazioni
                S.p.A. (b)                           4,456,800
                                               ---------------
                                                    19,714,993
                                               ---------------
             JAPAN -- 3.7%
     160,778 Aozora Bank Ltd. (b)                    2,669,638
     155,400 Idemitsu Kosan Co., Ltd. (b)            3,317,912
     184,100 Japan Tobacco, Inc. (b)                 3,358,682
   1,463,500 Sojitz Corp. (b)                        3,321,299
                                               ---------------
                                                    12,667,531
                                               ---------------
             JERSEY -- 0.9%
     141,683 Janus Henderson Group PLC               3,077,355
                                               ---------------
             NETHERLANDS -- 1.0%
      47,085 LyondellBasell Industries N.V.,
                Class A                              3,319,022
                                               ---------------
             NEW ZEALAND -- 1.0%
   1,090,841 Spark New Zealand Ltd. (b)              3,403,758
                                               ---------------
             SINGAPORE -- 1.5%
   3,038,300 ComfortDelGro Corp., Ltd. (b)           3,157,622
   1,352,340 Singapore Telecommunications
                Ltd. (b)                             2,116,510
                                               ---------------
                                                     5,274,132
                                               ---------------
             SOUTH KOREA -- 6.6%
     795,519 BNK Financial Group, Inc. (b)           3,442,012
     149,126 Hana Financial Group, Inc. (b)          3,582,465
      70,962 Hyundai Motor Co. (Preference
                Shares) (b)                          5,123,130
     546,188 Industrial Bank of Korea (b)            3,731,069
     108,430 KB Financial Group, Inc. (b)            3,491,445
     488,562 Woori Financial Group, Inc. (b)         3,572,407
                                               ---------------
                                                    22,942,528
                                               ---------------
             SPAIN -- 11.4%
     162,622 ACS Actividades de Construccion
                y Servicios S.A. (b)                 3,676,038
   6,805,817 Bankia S.A. (b)                         9,909,757
     799,963 Bankinter S.A. (b)                      3,443,824
     199,570 Cia de Distribucion Integral
                Logista Holdings S.A. (b)            3,406,627
     172,260 Enagas S.A. (b)                         3,974,601


                        See Notes to Financial Statements                Page 43

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPAIN (CONTINUED)
   2,381,149 Mapfre S.A. (b)                   $     3,735,716
     221,914 Naturgy Energy Group S.A. (b)           4,450,439
     184,762 Red Electrica Corp., S.A. (b)           3,465,298
     910,244 Telefonica S.A. (b)                     3,118,123
                                               ---------------
                                                    39,180,423
                                               ---------------
             SWEDEN -- 1.0%
     821,939 Telia Co., AB (b)                       3,362,664
                                               ---------------
             SWITZERLAND -- 2.2%
      58,675 Swiss Re AG (b)                         4,352,449
       9,445 Zurich Insurance Group AG (b)           3,293,616
                                               ---------------
                                                     7,646,065
                                               ---------------
             UNITED KINGDOM -- 7.9%
      87,058 British American Tobacco PLC (b)        3,122,899
   1,397,158 Drax Group PLC (b)                      4,796,661
   1,121,730 Jupiter Fund Management PLC (b)         3,238,369
   1,539,792 Legal & General Group PLC (b)           3,756,285
     469,459 Phoenix Group Holdings PLC (b)          4,174,935
      73,202 Rio Tinto PLC (b)                       4,404,767
   1,302,490 Standard Life Aberdeen PLC (b)          3,793,127
                                               ---------------
                                                    27,287,043
                                               ---------------
             UNITED STATES -- 18.6%
     108,197 Altria Group, Inc.                      4,180,732
     110,281 AT&T, Inc.                              3,144,111
     499,501 CenturyLink, Inc.                       5,039,965
     163,059 CIT Group, Inc.                         2,887,775
      94,139 Comerica, Inc.                          3,600,817
     244,154 First Financial Bancorp                 2,931,069
     105,636 Helmerich & Payne, Inc.                 1,547,567
     341,268 Huntington Bancshares, Inc.             3,129,427
      88,591 Marathon Petroleum Corp.                2,599,260
     565,100 Navient Corp.                           4,775,095
     380,348 Northwest Bancshares, Inc.              3,499,202
     145,010 PacWest Bancorp                         2,476,771
      55,917 Prudential Financial, Inc.              3,551,848
     157,135 Synovus Financial Corp.                 3,326,548
     318,150 Umpqua Holdings Corp.                   3,378,753
      83,132 Universal Corp.                         3,481,568
     217,779 Unum Group                              3,665,220
     258,676 Waddell & Reed Financial, Inc.,
                Class A                              3,841,339
     136,412 Wells Fargo & Co.                       3,207,046
                                               ---------------
                                                    64,264,113
                                               ---------------
             TOTAL COMMON STOCKS -- 99.1%          341,528,504
             (Cost $386,924,330)               ---------------

             MONEY MARKET FUNDS -- 0.1%
     190,722 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (d)                      190,722
             (Cost $190,722)                   ---------------

             TOTAL INVESTMENTS -- 99.2%        $   341,719,226
             (Cost $387,115,052) (e)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.8%                  2,769,435
                                               ---------------
             NET ASSETS -- 100.0%              $   344,488,661
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $220,885,770 or 64.1% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of September 30, 2020.

(e) Aggregate cost for federal income tax purposes is $395,860,126. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $12,269,105 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $66,410,005. The net unrealized depreciation was $54,140,900.


Page 44                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Bermuda       $    22,057,205  $     8,617,422  $   13,439,783  $          --
 Canada             39,069,333       39,069,333              --             --
 Ireland             2,295,489        2,295,489              --             --
 Jersey              3,077,355        3,077,355              --             --
 Netherlands         3,319,022        3,319,022              --             --
 United States      64,264,113       64,264,113              --             --
 Other Country
   Categories*     207,445,987               --     207,445,987             --
Money Market
   Funds               190,722          190,722              --             --
               ---------------------------------------------------------------
Total
   Investments $   341,719,226  $   120,833,456  $  220,885,770  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                24.4%
United States Dollar                                23.9
Hong Kong Dollar                                    11.7
Canadian Dollar                                     11.4
British Pound Sterling                               8.0
South Korean Won                                     6.7
Australian Dollar                                    4.4
Japanese Yen                                         3.7
Swiss Franc                                          2.2
Singapore Dollar                                     1.6
New Zealand Dollar                                   1.0
Swedish Krona                                        1.0
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 45

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 1.2%
     247,853 AGL Energy Ltd. (b)               $     2,420,119
                                               ---------------
             CANADA -- 18.5%
     397,553 Boralex, Inc., Class A                 11,491,731
     468,504 Innergex Renewable Energy, Inc.         8,465,477
     577,641 Northland Power, Inc.                  17,473,906
      42,370 TransAlta Renewables, Inc.                532,350
                                               ---------------
                                                    37,963,464
                                               ---------------
             CAYMAN ISLANDS -- 0.8%
   2,219,069 China High Speed Transmission
                Equipment Group Co., Ltd.            1,749,474
                                               ---------------
             CHINA -- 6.4%
  12,159,484 China Datang Corp. Renewable
                Power Co., Ltd., Class H (b)         1,671,727
  12,836,140 China Longyuan Power Group
                Corp., Ltd., Class H (b)             8,064,941
     681,180 China Suntien Green Energy Corp.,
                Ltd., Class H (b)                      177,099
   3,558,607 Xinjiang Goldwind Science &
                Technology Co., Ltd.,
                Class H (b)                          3,131,012
                                               ---------------
                                                    13,044,779
                                               ---------------
             DENMARK -- 16.1%
     114,217 Orsted A/S (d) (e)                     15,746,006
     106,290 Vestas Wind Systems A/S (b)            17,177,158
                                               ---------------
                                                    32,923,164
                                               ---------------
             FRANCE -- 2.2%
     290,466 Engie S.A. (b) (c)                      3,881,671
      12,541 Neoen S.A. (b) (c) (d) (e)                674,866
                                               ---------------
                                                     4,556,537
                                               ---------------
             GERMANY -- 6.2%
     341,616 E. ON SE (b)                            3,765,455
     185,035 PNE AG (b) (f)                          1,165,582
     101,667 RWE AG (b)                              3,807,387
      29,024 Siemens AG (b)                          3,665,436
      14,636 Siemens Energy AG (c)                     394,682
                                               ---------------
                                                    12,798,542
                                               ---------------
             GREECE -- 1.5%
     238,169 Terna Energy S.A.                       3,183,368
                                               ---------------
             ITALY -- 5.2%
     446,088 Enel S.p.A. (b)                         3,870,244
     609,271 Falck Renewables S.p.A. (b)             3,844,542
     101,319 Prysmian S.p.A. (b)                     2,941,071
                                               ---------------
                                                    10,655,857
                                               ---------------
             JAPAN -- 4.8%
     134,344 Mitsubishi Heavy Industries
                Ltd. (b)                             2,974,472
     224,622 Mitsui & Co., Ltd. (b)                  3,859,639
     649,230 Toray Industries, Inc. (b)              2,970,232
                                               ---------------
                                                     9,804,343
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             PORTUGAL -- 1.9%
     798,062 EDP - Energias de Portugal
                S.A. (b)                       $     3,924,041
                                               ---------------
             SOUTH KOREA -- 2.6%
      36,142 CS Wind Corp. (b)                       3,063,508
      11,361 Dongkuk Structures &
                Construction Co., Ltd. (b)              80,483
     499,838 Unison Co., Ltd. (b) (c)                2,201,142
                                               ---------------
                                                     5,345,133
                                               ---------------
             SPAIN -- 12.0%
       8,508 Acciona S.A. (b)                          923,340
     126,338 Endesa S.A. (b)                         3,379,308
     320,885 Iberdrola S.A. (b)                      3,949,664
     603,456 Siemens Gamesa Renewable
                Energy S.A. (b)                     16,330,890
                                               ---------------
                                                    24,583,202
                                               ---------------
             SWEDEN -- 2.5%
     112,352 Eolus Vind AB, Class B (b)              1,986,047
     149,769 SKF AB, Class B (b)                     3,089,820
                                               ---------------
                                                     5,075,867
                                               ---------------
             SWITZERLAND -- 4.3%
     158,712 ABB Ltd. (b)                            4,035,071
       7,770 BKW AG (b)                                827,456
       1,845 Gurit Holding AG (b)                    3,928,616
                                               ---------------
                                                     8,791,143
                                               ---------------
             UNITED KINGDOM -- 1.8%
     240,176 SSE PLC (b)                             3,738,159
                                               ---------------
             UNITED STATES -- 11.4%
      74,768 Alliant Energy Corp.                    3,861,767
       8,157 American Superconductor Corp. (c)         118,113
      50,391 Duke Energy Corp.                       4,462,627
     638,599 General Electric Co.                    3,978,472
      14,505 NextEra Energy, Inc.                    4,026,008
     157,036 TPI Composites, Inc. (c)                4,547,763
      40,592 Trinity Industries, Inc.                  791,544
      19,103 Woodward, Inc.                          1,531,296
                                               ---------------
                                                    23,317,590
                                               ---------------
             TOTAL COMMON STOCKS -- 99.4%          203,874,782
             (Cost $170,137,200)               ---------------

             MONEY MARKET FUNDS -- 0.0%
       5,161 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (g) (h)                            5,161
      65,905 Morgan Stanley Institutional
                Liquidity Funds - Treasury
                Portfolio - Institutional
                Class - 0.01% (g)                       65,905
                                               ---------------
             TOTAL MONEY MARKET FUNDS
                -- 0.0%                                 71,066
             (Cost $71,066)                    ---------------


Page 46                 See Notes to Financial Statements

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.1%
$     78,786 JPMorgan Chase & Co., 0.05% (g),
                dated 09/30/20, due 10/01/20,
                with a maturity value of
                $78,786. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.125%, due 02/28/25.
                The value of the collateral
                including accrued interest is
                $80,337. (h)                   $        78,786
             (Cost $78,786)                    ---------------

             TOTAL INVESTMENTS -- 99.5%            204,024,634
             (Cost $170,287,052) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                  1,050,176
                                               ---------------
             NET ASSETS -- 100.0%              $   205,074,810
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $121,520,198 or 59.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $80,000 and the total value of the collateral held by the Fund is $83,947.

(g)   Rate shown reflects yield as of September 30, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for federal income tax purposes is $172,524,889. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,722,898 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $7,223,153. The net unrealized appreciation was $31,499,745.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Canada        $    37,963,464  $    37,963,464  $           --  $          --
 Cayman
   Islands           1,749,474        1,749,474              --             --
 Denmark            32,923,164       15,746,006      17,177,158             --
 Germany            12,798,542          394,682      12,403,860             --
 Greece              3,183,368        3,183,368              --             --
 United States      23,317,590       23,317,590              --             --
 Other Country
   Categories*      91,939,180               --      91,939,180             --
Money Market
   Funds                71,066           71,066              --             --
Repurchase
   Agreements           78,786               --          78,786             --
               ---------------------------------------------------------------
Total
   Investments $   204,024,634  $    82,425,650  $  121,598,984  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 47

FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

SEPTEMBER 30, 2020

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $        80,000
Non-cash Collateral(2)                                 (80,000)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $        78,786
Non-cash Collateral(4)                                 (78,786)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Euro                                                29.3%
Canadian Dollar                                     18.6
Danish Krone                                        16.1
United States Dollar                                11.5
Hong Kong Dollar                                     7.3
Japanese Yen                                         4.8
Swiss Franc                                          4.3
South Korean Won                                     2.6
Swedish Krona                                        2.5
British Pound Sterling                               1.8
Australian Dollar                                    1.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 48                 See Notes to Financial Statements

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.7%
             AUSTRALIA -- 3.4%
       6,026 CIMIC Group Ltd. (b) (c)          $        80,717
      35,110 Downer EDI Ltd. (b)                       111,595
       3,406 Monadelphous Group Ltd. (b)                25,029
                                               ---------------
                                                       217,341
                                               ---------------
             CANADA -- 4.3%
       2,699 Aecon Group, Inc.                          27,729
       7,312 SNC-Lavalin Group, Inc.                   117,240
       4,203 Stantec, Inc.                             127,616
                                               ---------------
                                                       272,585
                                               ---------------
             CAYMAN ISLANDS -- 0.8%
      72,745 China State Construction
                International Holdings
                Ltd. (b)                                47,719
                                               ---------------
             CHINA -- 3.4%
     221,769 China Communications
                Construction Co., Ltd.,
                Class H (b)                            116,620
     212,427 China Railway Group Ltd.,
                Class H (b)                            100,354
                                               ---------------
                                                       216,974
                                               ---------------
             FINLAND -- 0.5%
       4,882 YIT OYJ (b)                                29,429
                                               ---------------
             FRANCE -- 8.9%
       6,106 Bouygues S.A. (b)                         211,002
       1,973 Eiffage S.A. (b) (c)                      161,027
       2,237 Vinci S.A. (b)                            186,917
                                               ---------------
                                                       558,946
                                               ---------------
             GERMANY -- 1.8%
       1,458 HOCHTIEF AG (b)                           113,185
                                               ---------------
             IRELAND -- 4.2%
       2,912 Kingspan Group PLC (b) (c)                265,012
                                               ---------------
             ITALY -- 0.2%
      10,308 Webuild S.p.A. (b)                         12,073
                                               ---------------
             JAPAN -- 32.6%
      16,400 Chiyoda Corp. (b) (c)                      39,712
       5,400 COMSYS Holdings Corp. (b)                 150,678
      13,300 JGC Holdings Corp. (b)                    137,949
      14,100 Kajima Corp. (b)                          169,880
       6,400 Kandenko Co., Ltd. (b)                     52,277
       7,000 Kinden Corp. (b)                          123,629
       2,270 Kumagai Gumi Co., Ltd. (b)                 58,494
       5,700 Kyowa Exeo Corp. (b)                      148,844
      10,200 Maeda Corp. (b)                            74,755
       3,700 Maeda Road Construction Co.,
                Ltd. (b)                                67,765
       2,800 Nippo Corp. (b)                            77,441
       3,820 Nishimatsu Construction Co.,
                Ltd. (b)                                75,879
      18,300 Obayashi Corp. (b)                        167,066
       1,800 Okumura Corp. (b)                          45,192
      17,800 Penta-Ocean Construction Co.,
                Ltd. (b)                               116,702


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN (CONTINUED)
       2,000 Raito Kogyo Co., Ltd. (b)         $        30,140
      19,400 Shimizu Corp. (b)                         146,046
       2,300 SHO-BOND Holdings Co., Ltd. (b)           114,772
       5,300 Taisei Corp. (b)                          179,389
      11,900 Toda Corp. (b)                             81,673
                                               ---------------
                                                     2,058,283
                                               ---------------
             NETHERLANDS -- 2.1%
       2,184 Arcadis N.V. (b) (c)                       47,403
       4,428 Boskalis Westminster (b) (c)               87,841
                                               ---------------
                                                       135,244
                                               ---------------
             NORWAY -- 0.6%
       2,974 Veidekke ASA (b) (c)                       38,284
                                               ---------------
             PHILIPPINES -- 0.9%
       9,880 Manila Electric Co. (b)                    55,391
                                               ---------------
             SOUTH KOREA -- 1.9%
      10,369 Daewoo Engineering &
                Construction Co., Ltd. (b) (c)          24,642
       4,714 GS Engineering & Construction
                Corp. (b)                               97,099
                                               ---------------
                                                       121,741
                                               ---------------
             SPAIN -- 3.3%
       7,258 ACS Actividades de Construccion
                y Servicios S.A. (b)                   164,066
      19,110 Sacyr S.A. (b)                             33,952
         690 Tecnicas Reunidas S.A. (b) (c)              7,378
                                               ---------------
                                                       205,396
                                               ---------------
             SWEDEN -- 6.2%
       4,395 NCC AB, Class B (b)                        80,043
      11,829 Peab AB, Class B (b) (c)                  118,531
       9,010 Skanska AB, Class B (b)                   190,279
                                               ---------------
                                                       388,853
                                               ---------------
             UNITED KINGDOM -- 1.4%
      31,052 Balfour Beatty PLC (b)                     89,393
                                               ---------------
             UNITED STATES -- 23.2%
       4,687 AECOM (c)                                 196,104
       2,370 Dycom Industries, Inc. (c)                125,184
       2,607 EMCOR Group, Inc.                         176,520
      10,435 Fluor Corp.                                91,932
       3,948 Granite Construction, Inc.                 69,524
       2,417 Jacobs Engineering Group, Inc.            224,225
       7,141 KBR, Inc.                                 159,673
       3,868 MasTec, Inc. (c)                          163,230
       4,921 Quanta Services, Inc.                     260,124
                                               ---------------
                                                     1,466,516
                                               ---------------

             TOTAL INVESTMENTS -- 99.7%              6,292,365
             (Cost $7,181,529) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.3%                     17,497
                                               ---------------
             NET ASSETS -- 100.0%              $     6,309,862
                                               ===============


                        See Notes to Financial Statements                Page 49

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

SEPTEMBER 30, 2020

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $4,553,264 or 72.2% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $7,253,177. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $814,626 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,775,438. The net unrealized depreciation was $960,812.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Canada        $       272,585  $       272,585  $           --  $          --
 United States       1,466,516        1,466,516              --             --
 Other Country
   Categories*       4,553,264               --       4,553,264             --
               ---------------------------------------------------------------
Total
   Investments $     6,292,365  $     1,739,101  $    4,553,264  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Japanese Yen                                        32.7%
United States Dollar                                23.3
Euro                                                21.0
Swedish Krona                                        6.2
Canadian Dollar                                      4.3
Hong Kong Dollar                                     4.2
Australian Dollar                                    3.5
South Korean Won                                     1.9
British Pound Sterling                               1.4
Philippine Peso                                      0.9
Norwegian Krone                                      0.6
                                                   ------
     Total                                         100.0%
                                                   ======


Page 50                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             CANADA -- 0.3%
       3,993 Fortis, Inc.                      $       163,252
         517 Stella-Jones, Inc.                         17,511
                                               ---------------
                                                       180,763
                                               ---------------
             CHINA -- 0.2%
       5,910 BYD Co., Ltd., Class H (b)                 95,306
                                               ---------------
             FRANCE -- 8.3%
      15,908 Engie S.A. (b) (c)                        212,588
      36,329 Schneider Electric SE (b)               4,515,682
                                               ---------------
                                                     4,728,270
                                               ---------------
             GERMANY -- 2.4%
       6,429 Siemens AG (b)                            811,917
       3,214 Siemens Energy AG (c)                      86,671
      10,151 SMA Solar Technology AG (b) (c)           453,969
                                               ---------------
                                                     1,352,557
                                               ---------------
             IRELAND -- 19.0%
      44,151 Eaton Corp. PLC                         4,504,726
     110,675 Johnson Controls International
                PLC                                  4,521,074
      96,311 nVent Electric PLC                      1,703,742
                                               ---------------
                                                    10,729,542
                                               ---------------
             ITALY -- 8.9%
      62,040 Enel S.p.A. (b)                           538,257
      80,402 Prysmian S.p.A. (b)                     2,333,896
     311,094 Terna Rete Elettrica Nazionale
                S.p.A. (b)                           2,176,676
                                               ---------------
                                                     5,048,829
                                               ---------------
             JAPAN -- 2.9%
         600 GS Yuasa Corp. (b)                         10,368
       8,400 Hitachi Ltd. (b)                          284,419
      26,000 Meidensha Corp. (b)                       400,534
       2,200 NEC Corp. (b)                             128,686
       2,200 NGK Insulators Ltd. (b)                    31,413
      32,200 Nissin Electric Co., Ltd. (b)             344,545
      27,600 Osaki Electric Co., Ltd. (b)              160,694
      21,100 Panasonic Corp. (b)                       179,731
       3,500 Toshiba Corp. (b)                          89,284
                                               ---------------
                                                     1,629,674
                                               ---------------
             JERSEY -- 8.5%
      52,343 Aptiv PLC                               4,798,806
                                               ---------------
             NETHERLANDS -- 0.5%
       1,944 NXP Semiconductors N.V.                   242,631
         564 STMicroelectronics N.V.                    17,309
                                               ---------------
                                                       259,940
                                               ---------------
             SPAIN -- 3.9%
     117,605 Red Electrica Corp., S.A. (b)           2,205,737
                                               ---------------
             SWITZERLAND -- 9.2%
     176,710 ABB Ltd. (b)                            4,492,649
      13,370 Landis+Gyr Group AG (b) (c)               728,005
                                               ---------------
                                                     5,220,654
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TAIWAN -- 0.1%
       3,846 Advantech Co., Ltd. (b)           $        38,919
                                               ---------------
             UNITED KINGDOM -- 0.6%
         591 Dialog Semiconductor PLC (b) (c)           25,759
      28,137 National Grid PLC (b)                     323,187
                                               ---------------
                                                       348,946
                                               ---------------
             UNITED STATES -- 34.7%
      20,089 Advanced Energy Industries,
                Inc. (c)                             1,264,402
       5,030 AES (The) Corp.                            91,093
      12,494 American Superconductor Corp. (c)         180,913
       3,173 Analog Devices, Inc.                      370,416
         357 Arcosa, Inc.                               15,740
         176 AZZ, Inc.                                   6,005
      14,374 Badger Meter, Inc.                        939,628
         310 Belden, Inc.                                9,647
      26,692 Cisco Systems, Inc.                     1,051,398
         192 Digi International, Inc. (c)                3,001
       5,136 Emerson Electric Co.                      336,768
         328 EnerSys                                    22,015
      29,184 Enphase Energy, Inc. (c)                2,410,307
         168 ESCO Technologies, Inc.                    13,534
      68,461 General Electric Co.                      426,512
       6,032 Honeywell International, Inc.             992,928
         429 Hubbell, Inc.                              58,704
       7,654 International Business Machines
                Corp.                                  931,262
      20,156 Itron, Inc. (c)                         1,224,276
         394 MasTec, Inc. (c)                           16,627
       7,637 MYR Group, Inc. (c)                       283,944
       2,106 NVIDIA Corp.                            1,139,809
      16,616 Oracle Corp.                              991,975
      43,978 Quanta Services, Inc.                   2,324,677
      10,191 SolarEdge Technologies, Inc. (c)        2,429,025
         330 SPX Corp. (c)                              15,305
       2,262 Tesla, Inc. (c)                           970,421
       1,763 Trimble, Inc. (c)                          85,858
         169 Valmont Industries, Inc.                   20,986
      57,127 Veoneer, Inc. (c)                         839,767
         353 WESCO International, Inc. (c)              15,539
       6,912 Willdan Group, Inc. (c)                   176,325
                                               ---------------
                                                    19,658,807
                                               ---------------

             TOTAL INVESTMENTS -- 99.5%             56,296,750
             (Cost $47,979,246) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.5%                    282,233
                                               ---------------
             NET ASSETS -- 100.0%              $    56,578,983
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.


                        See Notes to Financial Statements                Page 51

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

SEPTEMBER 30, 2020

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $20,582,221 or 36.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $49,699,522. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,885,488 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,288,260. The net unrealized appreciation was $6,597,228.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Canada        $       180,763  $       180,763  $           --  $          --
 Germany             1,352,557           86,671       1,265,886             --
 Ireland            10,729,542       10,729,542              --             --
 Jersey              4,798,806        4,798,806              --             --
 Netherlands           259,940          259,940              --             --
 United States      19,658,807       19,658,807              --             --
 Other Country
   Categories*      19,316,335               --      19,316,335             --
               ---------------------------------------------------------------
Total
   Investments $    56,296,750  $    35,714,529  $   20,582,221  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                62.9%
Euro                                                23.7
Swiss Franc                                          9.3
Japanese Yen                                         2.9
British Pound Sterling                               0.6
Canadian Dollar                                      0.3
Hong Kong Dollar                                     0.2
New Taiwan Dollar                                    0.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 52                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.4%
             AUSTRALIA -- 4.2%
      20,432 Fortescue Metals Group Ltd. (b)   $       240,036
                                               ---------------
             BERMUDA -- 0.2%
      11,802 China Water Affairs Group
                Ltd. (b)                                 9,297
                                               ---------------
             CANADA -- 11.6%
      14,530 Canadian Natural Resources Ltd.           232,864
      16,313 Cenovus Energy, Inc.                       63,583
       7,035 Nutrien Ltd. (c)                          275,983
         559 Premium Brands Holdings Corp.              42,204
       4,007 Tourmaline Oil Corp.                       48,961
                                               ---------------
                                                       663,595
                                               ---------------
             CAYMAN ISLANDS -- 0.1%
      22,510 China Zhongwang Holdings Ltd. (b)           3,827
                                               ---------------
             HONG KONG -- 5.4%
       2,518 CNOOC Ltd., ADR                           241,854
      44,000 Guangdong Investment Ltd. (b)              69,959
                                               ---------------
                                                       311,813
                                               ---------------
             INDIA -- 0.1%
       5,810 Oil India Ltd. (b)                          7,063
                                               ---------------
             IRELAND -- 0.6%
       3,216 Glanbia PLC (b)                            33,206
                                               ---------------
             ISRAEL -- 0.7%
       8,421 Delek Drilling, L.P. (b) (d)                7,440
      10,047 ICL Group Ltd.                             35,064
                                               ---------------
                                                        42,504
                                               ---------------
             JAPAN -- 1.7%
      12,900 Inpex Corp. (b)                            69,224
       1,700 Itoham Yonekyu Holdings, Inc. (b)          12,188
         500 Japan Petroleum Exploration Co.,
                Ltd. (b)                                 7,774
         650 Nippon Light Metal Holdings Co.,
                Ltd. (b)                                10,309
                                               ---------------
                                                        99,495
                                               ---------------
             JERSEY -- 0.8%
      18,005 Centamin PLC (b)                           47,006
                                               ---------------
             LUXEMBOURG -- 0.4%
         789 APERAM S.A. (b)                            22,200
                                               ---------------
             NORWAY -- 3.1%
       1,713 Aker BP ASA (b)                            26,778
         839 Salmar ASA (b) (e)                         47,549
       2,714 Yara International ASA (b)                104,434
                                               ---------------
                                                       178,761
                                               ---------------
             RUSSIA -- 7.3%
      28,164 Magnitogorsk Iron & Steel Works
                PJSC (b)                                13,979
         959 MMC Norilsk Nickel PJSC (b)               231,651
         733 PhosAgro PJSC (b)                          26,998
      24,435 Tatneft PJSC (b)                          144,968
                                               ---------------
                                                       417,596
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SOUTH AFRICA -- 1.1%
       1,146 African Rainbow Minerals Ltd. (b) $        13,230
       1,282 Exxaro Resources Ltd. (b)                   9,498
       1,477 Kumba Iron Ore Ltd. (b)                    43,631
                                               ---------------
                                                        66,359
                                               ---------------
             SWEDEN -- 0.9%
       2,741 Lundin Energy AB (b)                       54,356
                                               ---------------
             TAIWAN -- 2.8%
     182,777 China Steel Corp. (b)                     129,453
      16,048 TA Chen Stainless Pipe (b)                 10,951
      11,179 Taiwan Fertilizer Co., Ltd. (b)            19,664
                                               ---------------
                                                       160,068
                                               ---------------
             THAILAND -- 1.0%
      18,900 PTT Exploration & Production
                PCL (b)                                 47,285
      20,900 TTW PCL (b)                                 8,332
                                               ---------------
                                                        55,617
                                               ---------------
             UNITED KINGDOM -- 32.6%
      16,282 Anglo American PLC (b)                    393,922
      13,176 BHP Group PLC, ADR                        562,088
       4,617 Ferrexpo PLC (b)                           10,514
       6,710 Pennon Group PLC (b)                       89,273
       9,501 Rio Tinto PLC, ADR                        573,766
       3,809 Severn Trent PLC (b)                      119,926
      10,896 United Utilities Group PLC (b)            120,362
                                               ---------------
                                                     1,869,851
                                               ---------------
             UNITED STATES -- 24.8%
       5,808 Archer-Daniels-Midland Co.                270,014
       3,405 CF Industries Holdings, Inc.              104,567
      15,715 ConocoPhillips                            516,081
         881 Domtar Corp.                               23,144
       6,271 International Paper Co.                   254,226
       4,106 Ovintiv, Inc.                              33,505
       3,708 Tyson Foods, Inc., Class A                220,552
                                               ---------------
                                                     1,422,089
                                               ---------------
             TOTAL COMMON STOCKS -- 99.4%            5,704,739
             (Cost $5,907,878)                 ---------------

             RIGHTS (a) -- 0.0%
             TAIWAN -- 0.0%
       2,993 TA Chen Stainless Pipe, expiring
                10/27/20 (b) (e) (f)                       171
             (Cost $0)                         ---------------

             MONEY MARKET FUNDS -- 0.1%
       6,735 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class --
                0.01% (g) (h)                            6,735
             (Cost $6,735)                     ---------------


                        See Notes to Financial Statements                Page 53

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

SEPTEMBER 30, 2020

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 3.4%
$    197,365 JPMorgan Chase & Co.,
                0.05% (g), dated 09/30/20, due
                10/01/20, with a maturity
                value of $197,365.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.125%, due 02/28/25. The
                value of the collateral
                including accrued interest is
                $201,250. (h)                  $       197,365
             (Cost $197,365)                   ---------------

             TOTAL INVESTMENTS -- 102.9%             5,909,010
             (Cost $6,111,978) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.9)%                 (168,693)
                                               ---------------
             NET ASSETS -- 100.0%              $     5,740,317
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $2,206,454 or 38.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $203,996 and the total value of the collateral held by the Fund is $204,100.

(d)   Security is a Master Limited Partnership ("MLP").

(e)   Non-income producing security.

(f) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(g)   Rate shown reflects yield as of September 30, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for federal income tax purposes is $6,123,443. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $290,608 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $505,041. The net unrealized depreciation was $214,433.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Canada        $       663,595  $       663,595  $           --  $          --
 Hong Kong             311,813          241,854          69,959             --
 Israel                 42,504           35,064           7,440             --
 United
   Kingdom           1,869,851        1,135,854         733,997             --
 United States       1,422,089        1,422,089              --             --
 Other Country
   Categories*       1,394,887               --       1,394,887             --
Rights*                    171               --             171             --
Money Market
   Funds                 6,735            6,735              --             --
Repurchase
   Agreements          197,365               --         197,365             --
               ---------------------------------------------------------------
Total
   Investments $     5,909,010  $     3,505,191  $    2,403,819  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


Page 54                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

SEPTEMBER 30, 2020

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $       203,996
Non-cash Collateral(2)                                (203,996)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $       197,365
Non-cash Collateral(4)                                (197,365)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                56.1%
British Pound Sterling                              13.2
Russian Ruble                                        7.1
Canadian Dollar                                      6.6
Australian Dollar                                    4.1
Norwegian Krone                                      3.0
New Taiwan Dollar                                    2.7
Japanese Yen                                         1.7
Hong Kong Dollar                                     1.4
South African Rand                                   1.1
Thai Baht                                            1.0
Euro                                                 0.9
Swedish Krona                                        0.9
Israeli Shekel                                       0.1
Indian Rupee                                         0.1
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 55

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 1.4%
       1,753 GrainCorp Ltd., Class A (b) (c)   $         4,747
      14,880 Incitec Pivot Ltd. (b)                     21,802
       2,909 Nufarm Ltd. (b) (c)                         8,083
       2,292 United Malt Grp Ltd. (b) (c)                6,790
                                               ---------------
                                                        41,422
                                               ---------------
             BERMUDA -- 1.6%
       1,070 Bunge Ltd.                                 48,899
                                               ---------------
             CANADA -- 4.7%
       3,637 Nutrien Ltd.                              142,607
                                               ---------------
             CHILE -- 1.0%
         922 Sociedad Quimica y Minera de
                Chile S.A., ADR                         29,891
                                               ---------------
             GERMANY -- 22.2%
       4,700 BASF SE (b)                               286,213
       4,626 Bayer AG (b)                              285,397
       3,570 Evonik Industries AG (b)                   92,353
       1,466 K+S AG (b)                                 10,090
                                               ---------------
                                                       674,053
                                               ---------------
             INDIA -- 6.6%
       2,246 Coromandel International Ltd. (b)          23,552
       1,033 Escorts Ltd. (b)                           18,538
       9,530 Mahindra & Mahindra Ltd. (b)               78,791
       1,162 PI Industries Ltd. (b)                     31,085
       1,953 Tata Chemicals Ltd. (b)                     7,974
       5,853 UPL Ltd. (b)                               40,032
                                               ---------------
                                                       199,972
                                               ---------------
             ISRAEL -- 1.1%
       9,810 ICL Group Ltd.                             34,237
                                               ---------------
             JAPAN -- 10.4%
       9,000 Kubota Corp. (b)                          161,255
       1,600 Mitsui Chemicals, Inc. (b)                 38,671
       1,100 Nissan Chemical Corp. (b)                  58,641
         400 Sakata Seed Corp. (b)                      14,362
      12,700 Sumitomo Chemical Co., Ltd. (b)            42,037
                                               ---------------
                                                       314,966
                                               ---------------
             MALAYSIA -- 2.7%
      61,301 Petronas Chemicals Group Bhd (b)           83,058
                                               ---------------
             MEXICO -- 0.9%
      16,088 Orbia Advance Corp. SAB de CV              28,070
                                               ---------------
             NETHERLANDS -- 3.4%
      10,453 CNH Industrial N.V. (c)                    81,742
       1,614 OCI N.V. (b) (c)                           20,688
                                               ---------------
                                                       102,430
                                               ---------------
             NORWAY -- 2.6%
       2,054 Yara International ASA (b)                 79,037
                                               ---------------
             QATAR -- 4.1%
      46,350 Industries Qatar QSC (b)                  125,927
                                               ---------------
             RUSSIA -- 1.2%
         992 PhosAgro PJSC (b)                          36,538
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             SINGAPORE -- 4.7%
      43,600 Wilmar International Ltd. (b)     $       141,563
                                               ---------------
             SWITZERLAND -- 1.0%
          79 Bucher Industries AG (b)                   30,092
                                               ---------------
             TAIWAN -- 0.4%
       7,508 Taiwan Fertilizer Co., Ltd. (b)            13,207
                                               ---------------
             TURKEY -- 0.3%
       2,559 Gubre Fabrikalari TAS (b) (c)              10,612
                                               ---------------
             UNITED STATES -- 29.3%
         574 AGCO Corp.                                 42,631
       1,639 CF Industries Holdings, Inc.               50,334
       4,804 Corteva, Inc.                             138,403
       1,409 Deere & Co.                               312,277
         993 FMC Corp.                                 105,169
          83 Lindsay Corp.                               8,024
       2,904 Mosaic (The) Co.                           53,056
         275 Raven Industries, Inc.                      5,918
         427 Scotts Miracle-Gro (The) Co.               65,292
         338 SiteOne Landscape Supply,
                Inc. (c)                                41,219
         822 Toro (The) Co.                             69,007
                                               ---------------
                                                       891,330
                                               ---------------

             TOTAL INVESTMENTS -- 99.6%              3,027,911
             (Cost $3,210,294) (d)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.4%                     12,090
                                               ---------------
             NET ASSETS -- 100.0%              $     3,040,001
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $1,771,135 or 58.3% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) Aggregate cost for federal income tax purposes is $3,225,889. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $391,248 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $589,226. The net unrealized depreciation was $197,978.

ADR   - American Depositary Receipt


Page 56                 See Notes to Financial Statements

FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Bermuda       $        48,899  $        48,899  $           --  $          --
 Canada                142,607          142,607              --             --
 Chile                  29,891           29,891              --             --
 Israel                 34,237           34,237              --             --
 Mexico                 28,070           28,070              --             --
 Netherlands           102,430           81,742          20,688             --
 United States         891,330          891,330              --             --
 Other Country
   Categories*       1,750,447               --       1,750,447             --
               ---------------------------------------------------------------
Total
   Investments $     3,027,911  $     1,256,776  $    1,771,135  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                35.9%
Euro                                                22.9
Japanese Yen                                        10.4
Indian Rupee                                         6.6
Canadian Dollar                                      4.7
Singapore Dollar                                     4.7
Qatar Riyal                                          4.2
Malaysian Ringgit                                    2.7
Norwegian Krone                                      2.6
Australian Dollar                                    1.4
Russian Ruble                                        1.2
Swiss Franc                                          1.0
Mexican Peso                                         0.9
New Taiwan Dollar                                    0.4
Turkish Lira                                         0.4
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 57

FIRST TRUST BICK INDEX FUND (BICK)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             BRAZIL -- 21.2%
     282,102 Ambev S.A., ADR                   $       637,550
      31,065 B2W Cia Digital (b)                       500,224
      59,219 B3 S.A. - Brasil Bolsa Balcao             581,234
     168,363 Banco Bradesco S.A., ADR                  577,485
     106,648 Banco do Brasil S.A.                      564,014
      72,923 Cia de Saneamento Basico do
                Estado de Sao Paulo                    607,573
     610,887 Cogna Educacao                            567,822
     488,367 IRB Brasil Resseguros S.A.                651,342
     148,997 Itau Unibanco Holding S.A., ADR           593,008
     369,253 Itausa S.A. (Preference Shares)           581,242
     155,172 JBS S.A.                                  571,682
      72,197 Localiza Rent a Car S.A.                  730,211
     107,904 Lojas Americanas S.A. (Preference
                Shares)                                542,796
      80,103 Lojas Renner S.A.                         566,693
      37,353 Magazine Luiza S.A.                       595,623
      70,573 Natura & Co. Holding S.A.                 642,407
      46,991 Notre Dame Intermedica
                Participacoes S.A.                     545,309
      77,690 Petroleo Brasileiro S.A., ADR             553,153
      69,364 Suzano S.A. (b)                           560,381
      57,703 Vale S.A., ADR                            610,498
     169,856 Via Varejo S.A. (b)                       525,365
      53,885 WEG S.A.                                  627,422
                                               ---------------
                                                    12,933,034
                                               ---------------
             CAYMAN ISLANDS -- 21.0%
       2,211 Alibaba Group Holding Ltd.,
                ADR (b)                                649,990
       5,095 Baidu, Inc., ADR (b)                      644,976
      13,433 Bilibili, Inc., ADR (b)                   558,813
       7,432 GSX Techedu, Inc., ADR (b) (c)            669,697
       8,071 JD.com, Inc., ADR (b)                     626,390
      19,275 Meituan Dianping,
                Class B (b) (d) (e)                    607,188
       1,303 NetEase, Inc., ADR                        592,435
       4,329 New Oriental Education &
                Technology Group, Inc.,
                ADR (b)                                647,185
      33,354 NIO, Inc., ADR (b)                        707,772
      15,062 Pagseguro Digital Ltd.,
                Class A (b)                            567,988
       7,137 Pinduoduo, Inc., ADR (b)                  529,208
     197,340 Semiconductor Manufacturing
                International Corp. (b) (d)            462,002
      12,446 StoneCo., Ltd., Class A (b)               658,269
      42,850 Sunny Optical Technology Group
                Co., Ltd. (d)                          665,560
       8,599 TAL Education Group, ADR (b)              653,868
       9,243 Tencent Holdings Ltd. (d)                 624,304
      40,610 Tencent Music Entertainment
                Group, ADR (b)                         599,810
      20,990 Trip.com Group Ltd., ADR (b)              653,629
      24,399 Wuxi Biologics Cayman,
                Inc. (b) (d) (e) (f)                   597,972
     209,316 Xiaomi Corp.,
                Class B (b) (d) (e) (f)                566,624


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             CAYMAN ISLANDS (CONTINUED)
      12,851 XP, Inc., Class A (b)             $       535,758
                                               ---------------
                                                    12,819,438
                                               ---------------
             CHINA -- 4.9%
   1,936,470 Bank of China Ltd., Class H (d)           602,282
     896,069 China Construction Bank Corp.,
                Class H (d)                            582,241
     260,681 China Life Insurance Co., Ltd.,
                Class H (d)                            590,957
   1,133,451 Industrial & Commercial Bank of
                China Ltd., Class H (d)                590,410
      59,756 Ping An Insurance (Group) Co. of
                China Ltd., Class H (d)                620,318
                                               ---------------
                                                     2,986,208
                                               ---------------
             HONG KONG -- 0.9%
     557,402 CNOOC Ltd. (d)                            536,153
                                               ---------------
             INDIA -- 20.1%
      34,677 Axis Bank Ltd., GDR (b) (d) (e)         1,022,033
      20,984 Dr. Reddy's Laboratories Ltd.,
                ADR                                  1,459,647
      24,610 HDFC Bank Ltd., ADR (b)                 1,229,516
     113,653 ICICI Bank Ltd., ADR (b)                1,117,209
      96,876 Infosys Ltd., ADR                       1,337,858
      21,082 Reliance Industries Ltd.,
                GDR (d) (f)                          1,280,329
      40,485 State Bank of India,
                GDR (b) (d) (e)                      1,028,330
     125,322 Tata Motors Ltd., ADR (b)               1,139,177
     174,127 Vedanta Ltd., ADR                       1,286,798
     283,868 Wipro Ltd., ADR                         1,334,180
                                               ---------------
                                                    12,235,077
                                               ---------------
             ISLE OF MAN -- 1.4%
     392,486 Eros STX Global Corp. (b) (c)             867,394
                                               ---------------
             JERSEY -- 1.9%
      18,397 WNS (Holdings) Ltd., ADR (b)            1,176,672
                                               ---------------
             MAURITIUS -- 1.8%
      72,312 MakeMyTrip Ltd. (b)                     1,110,712
                                               ---------------
             SOUTH KOREA -- 25.6%
       3,608 Alteogen, Inc. (b) (d)                    553,621
       7,532 Celltrion Healthcare Co.,
                Ltd. (d) (g)                           564,991
       6,787 Celltrion Pharm, Inc. (d) (g)             655,712
       2,539 Celltrion, Inc. (d) (g)                   558,489
       3,366 Hyundai Mobis Co., Ltd. (d)               660,355
       4,272 Hyundai Motor Co. (d)                     650,712
       1,853 Kakao Corp. (d)                           576,197
      20,461 KB Financial Group, Inc. (d)              658,844
      17,762 Kia Motors Corp. (d)                      712,291
       1,019 LG Chem Ltd. (d)                          568,775
       2,338 NAVER Corp. (d)                           594,135
         914 NCSoft Corp. (d)                          629,868
       4,087 POSCO (d)                                 684,220
         969 Samsung Biologics Co.,
                Ltd. (b) (d) (e) (f)                   571,262
       6,981 Samsung C&T Corp. (d)                     626,499
       6,056 Samsung Electro-Mechanics Co.,
                Ltd. (d)                               717,693


Page 58                 See Notes to Financial Statements

FIRST TRUST BICK INDEX FUND (BICK)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SOUTH KOREA (CONTINUED)
      13,963 Samsung Electronics Co., Ltd. (d) $       693,181
       1,666 Samsung SDI Co., Ltd. (d)                 615,451
       2,867 Seegene, Inc. (d)                         646,458
       5,524 Shin Poong Pharmaceutical Co.,
                Ltd. (b) (d)                           595,194
       1,916 SK Chemicals Co., Ltd. (d)                486,816
       3,523 SK Holdings Co., Ltd. (d)                 594,838
      10,040 SK Hynix, Inc. (d)                        719,695
       5,200 SK Innovation Co., Ltd. (d)               616,283
       3,040 SK Telecom Co., Ltd. (d)                  617,976
                                               ---------------
                                                    15,569,556
                                               ---------------
             UNITED STATES -- 1.0%
      10,999 Yum China Holdings, Inc.                  582,397
                                               ---------------
             TOTAL COMMON STOCKS -- 99.8%           60,816,641
             (Cost $58,859,820)                ---------------

             MONEY MARKET FUNDS -- 0.1%
      63,003 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (h) (i)                           63,003
             (Cost $63,003)                    ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 2.3%
$  1,374,003 JPMorgan Chase & Co., 0.05% (h),
                dated 09/30/20, due 10/01/20,
                with a maturity value of
                $1,374,005. Collateralized by
                U.S. Treasury Note, interest
                rate of 1.125%, due 02/28/25.
                The value of the collateral
                including accrued interest
                is $1,401,049. (i)                   1,374,003
             (Cost $1,374,003)                 ---------------

             TOTAL INVESTMENTS -- 102.2%            62,253,647
             (Cost $60,296,826) (j)
             NET OTHER ASSETS AND
                LIABILITIES -- (2.2)%               (1,316,312)
                                               ---------------
             NET ASSETS -- 100.0%              $    60,937,335
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $1,384,415 and the total value of the collateral held by the Fund is $1,437,006.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $25,946,259 or 42.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(f) This security is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(g) Non-income producing security which makes payment- in-kind ("PIK") distributions. For the fiscal year ended September 30, 2020, the Fund received 1,469 and 416 shares of Celltrion Healthcare Co., Ltd. and Celltrion, Inc., respectively. There were no in-kind distributions received from Celltrion Pharm, Inc.

(h)   Rate shown reflects yield as of September 30, 2020.

(i)   This security serves as collateral for securities on loan.

(j) Aggregate cost for federal income tax purposes is $62,207,975. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,771,497 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,725,825. The net unrealized appreciation was $45,672.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


                        See Notes to Financial Statements                Page 59

FIRST TRUST BICK INDEX FUND (BICK)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Brazil        $    12,933,034  $    12,933,034  $           --  $          --
 Cayman
   Islands          12,819,438        9,295,788       3,523,650             --
 India              12,235,077        8,904,385       3,330,692             --
 Isle of Man           867,394          867,394              --             --
 Jersey              1,176,672        1,176,672              --             --
 Mauritius           1,110,712        1,110,712              --             --
 United States         582,397          582,397              --             --
 Other Country
   Categories*      19,091,917               --      19,091,917             --
Money Market
   Funds                63,003           63,003              --             --
Repurchase
   Agreements        1,374,003               --       1,374,003             --
               ---------------------------------------------------------------
Total
   Investments $    62,253,647  $    34,933,385  $   27,320,262  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     1,384,415
Non-cash Collateral(2)                              (1,384,415)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     1,374,003
Non-cash Collateral(4)                              (1,374,003)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                47.7%
South Korean Won                                    25.0
Brazilian Real                                      16.0
Hong Kong Dollar                                    11.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 60                 See Notes to Financial Statements

FIRST TRUST INDXX NEXTG ETF (NXTG)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.5%
             AUSTRALIA -- 0.4%
   1,062,286 Telstra Corp., Ltd. (b)           $     2,126,964
                                               ---------------
             BERMUDA -- 1.6%
     231,862 Marvell Technology Group Ltd.           9,204,921
                                               ---------------
             BRAZIL -- 0.3%
     250,863 Telefonica Brasil S.A., ADR             1,924,119
                                               ---------------
             CANADA -- 1.2%
      55,274 BCE, Inc.                               2,292,239
      54,763 Rogers Communications, Inc.,
                Class B                              2,172,342
     138,865 TELUS Corp.                             2,443,473
                                               ---------------
                                                     6,908,054
                                               ---------------
             CAYMAN ISLANDS -- 3.8%
     120,795 GDS Holdings Ltd., ADR (c)              9,884,655
   4,670,648 Xiaomi Corp.,
                Class B (b) (c) (d) (e)             12,643,562
                                               ---------------
                                                    22,528,217
                                               ---------------
             CHINA -- 1.9%
   7,785,756 China Telecom Corp., Ltd.,
                Class H (b)                          2,339,213
  39,653,983 China Tower Corp., Ltd.,
                Class H (b) (d) (e)                  6,898,955
     863,022 ZTE Corp., Class H (b)                  2,074,878
                                               ---------------
                                                    11,313,046
                                               ---------------
             FINLAND -- 1.6%
      39,210 Elisa OYJ (b)                           2,305,215
   1,879,807 Nokia OYJ, ADR (c)                      7,350,045
                                               ---------------
                                                     9,655,260
                                               ---------------
             FRANCE -- 0.4%
     199,828 Orange S.A. (b)                         2,081,332
                                               ---------------
             GERMANY -- 2.4%
     141,050 Deutsche Telekom AG (b)                 2,348,502
     345,073 Infineon Technologies AG (b)            9,726,213
     789,886 Telefonica Deutschland Holding
                AG (b)                               2,018,762
                                               ---------------
                                                    14,093,477
                                               ---------------
             GUERNSEY -- 1.2%
     123,152 Amdocs Ltd.                             7,070,156
                                               ---------------
             HONG KONG -- 2.4%
     333,932 China Mobile Ltd. (b)                   2,143,605
   4,121,775 China Unicom (Hong Kong)
                Ltd. (b)                             2,705,502
  13,861,480 Lenovo Group Ltd. (b)                   9,164,697
                                               ---------------
                                                    14,013,804
                                               ---------------
             INDIA -- 8.1%
     324,219 Bharti Airtel Ltd. (b)                  1,853,735
   1,012,999 HCL Technologies Ltd. (b)              11,168,423
     872,009 Infosys Ltd., ADR                      12,042,444
   1,023,984 Tech Mahindra Ltd. (b)                 11,020,660
   2,476,276 Wipro Ltd., ADR                        11,638,497
                                               ---------------
                                                    47,723,759
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             ITALY -- 1.8%
     758,483 Infrastrutture Wireless Italiane
                S.p.A. (b) (d) (e)             $     8,367,857
   6,081,127 Telecom Italia S.p.A. (b)               2,437,356
                                               ---------------
                                                    10,805,213
                                               ---------------
             JAPAN -- 10.5%
      68,000 Fujitsu Ltd. (b)                        9,290,001
      79,500 KDDI Corp. (b)                          1,999,549
     139,300 Kyocera Corp. (b)                       7,975,840
     566,500 Mitsubishi Electric Corp. (b)           7,686,956
     165,200 NEC Corp. (b)                           9,663,173
     100,100 Nippon Telegraph & Telephone
                Corp. (b)                            2,043,710
      85,770 NTT DOCOMO, Inc. (b)                    3,151,715
   1,332,400 Renesas Electronics Corp. (b) (c)       9,779,337
     182,700 SoftBank Corp. (b)                      2,041,552
     108,500 Sony Corp. (b)                          8,315,661
                                               ---------------
                                                    61,947,494
                                               ---------------
             MALAYSIA -- 1.2%
   7,457,000 DiGi.Com Bhd (b)                        7,248,750
                                               ---------------
             NETHERLANDS -- 3.1%
      75,398 NXP Semiconductors N.V.                 9,410,424
     295,021 STMicroelectronics N.V. (b)             9,055,894
                                               ---------------
                                                    18,466,318
                                               ---------------
             NEW ZEALAND -- 0.4%
     815,634 Spark New Zealand Ltd. (b)              2,545,028
                                               ---------------
             NORWAY -- 0.4%
     151,386 Telenor ASA (b)                         2,541,585
                                               ---------------
             PHILIPPINES -- 0.9%
      53,370 Globe Telecom, Inc. (b)                 2,289,208
      99,744 PLDT, Inc., ADR (f)                     2,698,075
                                               ---------------
                                                     4,987,283
                                               ---------------
             QATAR -- 0.4%
   1,277,180 Ooredoo QPSC (b)                        2,353,029
                                               ---------------
             RUSSIA -- 0.4%
     263,183 Mobile TeleSystems PJSC, ADR            2,297,588
                                               ---------------
             SINGAPORE -- 0.3%
   1,275,200 Singapore Telecommunications
                Ltd. (b)                             1,995,780
                                               ---------------
             SOUTH AFRICA -- 0.8%
     792,878 MTN Group Ltd. (b)                      2,660,214
     315,393 Vodacom Group Ltd. (b)                  2,312,871
                                               ---------------
                                                     4,973,085
                                               ---------------
             SOUTH KOREA -- 5.6%
     231,976 KT Corp., ADR                           2,229,289
     133,963 LG Electronics, Inc. (b)               10,493,718
     221,523 LG Uplus Corp. (b)                      2,176,388
     170,218 Samsung Electronics Co., Ltd. (b)       8,450,330
      49,824 Samsung SDS Co., Ltd. (b)               7,212,886
      13,145 SK Telecom Co., Ltd. (b)                2,672,135
                                               ---------------
                                                    33,234,746
                                               ---------------


                        See Notes to Financial Statements                Page 61

FIRST TRUST INDXX NEXTG ETF (NXTG)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SPAIN -- 0.3%
     461,774 Telefonica S.A. (b)               $     1,581,848
                                               ---------------
             SWEDEN -- 2.5%
     180,060 Tele2 AB, Class B (b) (f)               2,538,655
     858,417 Telefonaktiebolaget LM Ericsson,
                Class B (b)                          9,393,862
     688,948 Telia Co., AB (b)                       2,818,580
                                               ---------------
                                                    14,751,097
                                               ---------------
             SWITZERLAND -- 0.4%
       4,578 Swisscom AG (b)                         2,425,232
                                               ---------------
             TAIWAN -- 5.5%
   3,445,672 ASE Technology Holding Co.,
                Ltd. (b)                             7,094,227
     622,357 Chunghwa Telecom Co., Ltd. (b)          2,300,055
     461,516 MediaTek, Inc. (b)                      9,779,050
     651,283 Taiwan Mobile Co., Ltd. (b)             2,176,776
     140,375 Taiwan Semiconductor
                Manufacturing Co., Ltd., ADR        11,380,201
                                               ---------------
                                                    32,730,309
                                               ---------------
             TURKEY -- 0.4%
   1,123,741 Turkcell Iletisim Hizmetleri
                AS (b)                               2,190,365
                                               ---------------
             UNITED ARAB EMIRATES -- 0.4%
     530,027 Emirates Telecommunications
                Group Co. PJSC (b)                   2,408,902
                                               ---------------
             UNITED KINGDOM -- 0.7%
   1,637,923 BT Group PLC (b)                        2,074,638
   1,482,622 Vodafone Group PLC (b)                  1,965,122
                                               ---------------
                                                     4,039,760
                                               ---------------
             UNITED STATES -- 38.2%
     146,237 Advanced Micro Devices, Inc. (c)       11,989,972
      30,730 American Tower Corp.                    7,428,363
      66,804 Analog Devices, Inc.                    7,798,699
      35,324 Arista Networks, Inc. (c)               7,309,595
      78,241 AT&T, Inc.                              2,230,651
      26,316 Broadcom, Inc.                          9,587,445
     147,982 Ciena Corp. (c)                         5,873,406
     176,930 Cisco Systems, Inc.                     6,969,273
      66,257 CoreSite Realty Corp.                   7,876,632
      48,061 Crown Castle International Corp.        8,002,156
     109,054 CyrusOne, Inc.                          7,637,052
      57,674 Digital Realty Trust, Inc.              8,464,236
      11,680 Equinix, Inc.                           8,878,318
      56,187 F5 Networks, Inc. (c)                   6,898,078
     792,410 Hewlett Packard Enterprise Co.          7,424,882
     129,412 Intel Corp.                             6,700,953
      65,459 International Business Machines
                Corp.                                7,964,397
     332,165 Juniper Networks, Inc.                  7,141,547
      78,985 Keysight Technologies, Inc. (c)         7,802,138
     105,201 Lumentum Holdings, Inc. (c)             7,903,751
     159,229 Micron Technology, Inc. (c)             7,477,394
      21,964 NVIDIA Corp.                           11,887,356
      71,952 Qorvo, Inc. (c)                         9,282,528
      91,961 QUALCOMM, Inc.                         10,821,970


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
      26,635 SBA Communications Corp.          $     8,482,715
      62,617 Skyworks Solutions, Inc.                9,110,774
      23,399 T-Mobile US, Inc. (c)                   2,675,910
      41,817 Verizon Communications, Inc.            2,487,693
      17,333 VMware, Inc., Class A (c) (f)           2,490,232
      86,080 Xilinx, Inc.                            8,972,979
                                               ---------------
                                                   225,571,095
                                               ---------------
             TOTAL COMMON STOCKS -- 99.5%          587,737,616
             (Cost $527,397,167)               ---------------

             MONEY MARKET FUNDS -- 0.0%
     253,102 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (g) (h)                          253,102
             (Cost $253,102)                   ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 0.9%
$  5,179,119 JPMorgan Chase & Co.,
                0.05% (g), dated 09/30/20, due
                10/01/20, with a maturity
                value of $5,179,126.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.125%, due 02/28/25. The
                value of the collateral
                including accrued interest is
                $5,281,067 (h)                       5,179,119
             (Cost $5,179,119)                 ---------------

             TOTAL INVESTMENTS -- 100.4%           593,169,837
             (Cost $532,829,388) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.4)%               (2,634,630)
                                               ---------------
             NET ASSETS -- 100.0%              $   590,535,207
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $268,128,053 or 45.4% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.


Page 62                 See Notes to Financial Statements

FIRST TRUST INDXX NEXTG ETF (NXTG)

SEPTEMBER 30, 2020

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $5,202,876 and the total value of the collateral held by the Fund is $5,432,221.

(g)   Rate shown reflects yield as of September 30, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for federal income tax purposes is $535,145,803. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $84,069,627 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $26,045,593. The net unrealized appreciation was $58,024,034.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Bermuda       $     9,204,921  $     9,204,921  $           --  $          --
 Brazil              1,924,119        1,924,119              --             --
 Canada              6,908,054        6,908,054              --             --
 Cayman
   Islands          22,528,217        9,884,655      12,643,562             --
 Finland             9,655,260        7,350,045       2,305,215             --
 Guernsey            7,070,156        7,070,156              --             --
 India              47,723,759       23,680,941      24,042,818             --
 Netherlands        18,466,318        9,410,424       9,055,894             --
 Philippines         4,987,283        2,698,075       2,289,208             --
 Russia              2,297,588        2,297,588              --             --
 South Korea        33,234,746        2,229,289      31,005,457             --
 Taiwan             32,730,309       11,380,201      21,350,108             --
 United States     225,571,095      225,571,095              --             --
 Other Country
   Categories*     165,435,791               --     165,435,791             --
Money Market
   Funds               253,102          253,102              --             --
Repurchase
   Agreements        5,179,119               --       5,179,119             --
               ---------------------------------------------------------------
Total
   Investments $   593,169,837  $   319,862,665  $  273,307,172  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                        See Notes to Financial Statements                Page 63

FIRST TRUST INDXX NEXTG ETF (NXTG)

SEPTEMBER 30, 2020

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     5,202,876
Non-cash Collateral(2)                              (5,202,876)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     5,179,119
Non-cash Collateral(4)                              (5,179,119)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                53.6%
Japanese Yen                                        10.5
Euro                                                 6.7
Hong Kong Dollar                                     6.4
South Korean Won                                     5.2
Indian Rupee                                         4.1
New Taiwan Dollar                                    3.6
Swedish Krona                                        2.5
Malaysian Ringgit                                    1.2
Canadian Dollar                                      1.2
South African Rand                                   0.8
British Pound Sterling                               0.7
New Zealand Dollar                                   0.4
Norwegian Krone                                      0.4
Swiss Franc                                          0.4
United Arab Emirates Dirham                          0.4
Qatar Riyal                                          0.4
Philippine Peso                                      0.4
Turkish Lira                                         0.4
Australian Dollar                                    0.4
Singapore Dollar                                     0.3
                                                   ------
     Total                                         100.0%
                                                   ======


Page 64                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.1%
             BERMUDA -- 1.3%
     402,304 Brilliance China Automotive
                Holdings Ltd. (b)              $       380,202
                                               ---------------
             CAYMAN ISLANDS -- 4.5%
     552,867 Geely Automobile Holdings
                Ltd. (b)                             1,109,063
     131,092 Yadea Group Holdings
                Ltd. (b) (c) (d)                       193,605
                                               ---------------
                                                     1,302,668
                                               ---------------
             CHINA -- 8.7%
     210,863 BAIC Motor Corp., Ltd.,
                Class H (b) (c) (d)                     86,278
      91,071 BYD Co., Ltd., Class H (b)              1,468,631
     272,231 Dongfeng Motor Group Co., Ltd.,
                Class H (b)                            170,282
     411,929 Great Wall Motor Co., Ltd.,
                Class H (b)                            525,464
     349,688 Guangzhou Automobile Group Co.,
                Ltd., Class H (b)                      293,349
                                               ---------------
                                                     2,544,004
                                               ---------------
             FRANCE -- 2.4%
      27,507 Renault S.A. (b) (e)                      713,560
                                               ---------------
             GERMANY -- 24.1%
      16,237 Bayerische Motoren Werke AG (b)         1,178,442
      45,805 Daimler AG (b)                          2,470,970
      19,039 Porsche Automobil Holding SE
                (Preference Shares) (b)              1,132,675
      14,019 Volkswagen AG (Preference
                Shares) (b)                          2,255,827
                                               ---------------
                                                     7,037,914
                                               ---------------
             JAPAN -- 31.8%
      90,735 Honda Motor Co., Ltd. (b)               2,154,710
      91,300 Isuzu Motors Ltd. (b)                     798,489
      79,759 Mazda Motor Corp. (b)                     467,846
      91,100 Mitsubishi Motors Corp. (b) (e)           201,160
     287,076 Nissan Motor Co., Ltd. (b) (e)          1,015,272
      56,265 Subaru Corp. (b)                        1,092,264
      28,459 Suzuki Motor Corp. (b)                  1,219,123
      35,376 Toyota Motor Corp. (b)                  2,347,906
                                               ---------------
                                                     9,296,770
                                               ---------------
             MALAYSIA -- 0.2%
      89,900 DRB-Hicom Bhd (b)                          45,394
      31,093 UMW Holdings Bhd (b)                       18,862
                                               ---------------
                                                        64,256
                                               ---------------
             SINGAPORE -- 0.6%
      13,100 Jardine Cycle & Carriage Ltd. (b)         173,884
                                               ---------------
             SOUTH KOREA -- 8.4%
       7,861 Hyundai Motor Co. (b)                   1,197,389
      31,781 Kia Motors Corp. (b)                    1,274,480
                                               ---------------
                                                     2,471,869
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             TAIWAN -- 0.5%
      33,840 China Motor Corp. (b) (e)         $        49,289
     104,506 Yulon Motor Co., Ltd. (b) (e)              83,511
                                               ---------------
                                                       132,800
                                               ---------------
             UNITED KINGDOM -- 0.4%
     193,903 Aston Martin Lagonda Global
                Holdings PLC (b) (c) (d) (e)           127,002
                                               ---------------
             UNITED STATES -- 16.2%
     171,269 Ford Motor Co.                          1,140,652
      39,421 General Motors Co.                      1,166,467
      17,512 Harley-Davidson, Inc.                     429,744
       4,688 Tesla, Inc. (e)                         2,011,199
                                               ---------------
                                                     4,748,062
                                               ---------------

             TOTAL INVESTMENTS -- 99.1%             28,992,991
             (Cost $30,844,674) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.9%                    253,410
                                               ---------------
             NET ASSETS -- 100.0%              $    29,246,401
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $24,244,929 or 82.9% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f) Aggregate cost for federal income tax purposes is $31,626,234. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,953,162 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,586,405. The net unrealized depreciation was $2,633,243.


                        See Notes to Financial Statements                Page 65

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 United States $     4,748,062  $     4,748,062  $           --  $          --
 Other Country
   Categories*      24,244,929               --      24,244,929             --
               ---------------------------------------------------------------
Total
   Investments $    28,992,991  $     4,748,062  $   24,244,929  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Japanese Yen                                        32.1%
Euro                                                26.7
United States Dollar                                16.4
Hong Kong Dollar                                    14.6
South Korean Won                                     8.5
Singapore Dollar                                     0.6
New Taiwan Dollar                                    0.5
British Pound Sterling                               0.4
Malaysian Ringgit                                    0.2
                                                   ------
     Total                                         100.0%
                                                   ======


Page 66                 See Notes to Financial Statements

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             CANADA -- 2.6%
     742,302 Open Text Corp. (b)               $    31,354,837
      94,764 Shopify, Inc., Class A (c)             96,940,729
                                               ---------------
                                                   128,295,566
                                               ---------------
             CAYMAN ISLANDS -- 7.7%
     704,158 Alibaba Group Holding Ltd.,
                ADR (c)                            207,008,369
   5,861,760 Kingsoft Cloud Holdings Ltd.,
                ADR (b) (c)                        173,097,773
                                               ---------------
                                                   380,106,142
                                               ---------------
             GERMANY -- 1.3%
     407,298 SAP SE, ADR                            63,461,101
                                               ---------------
             JERSEY -- 0.6%
     684,112 Mimecast Ltd. (c)                      32,098,535
                                               ---------------
             NETHERLANDS -- 0.7%
     310,235 Elastic N.V. (c)                       33,471,254
                                               ---------------
             UNITED KINGDOM -- 1.9%
     527,000 Atlassian Corp. PLC, Class A (c)       95,803,330
                                               ---------------
             UNITED STATES -- 85.1%
     196,846 Adobe, Inc. (c)                        96,539,184
   1,157,283 Akamai Technologies, Inc. (c)         127,926,063
     124,031 Alphabet, Inc., Class A (c)           181,779,834
      58,564 Amazon.com, Inc. (c)                  184,402,224
     549,971 Anaplan, Inc. (c)                      34,417,185
     200,468 Appfolio, Inc., Class A (c)            28,428,367
   1,100,120 Appian Corp. (b) (c)                   71,232,770
     753,762 Arista Networks, Inc. (c)             155,975,971
     254,402 Avalara, Inc. (c)                      32,395,551
     385,553 Blackline, Inc. (c)                    34,557,115
   1,716,030 Box, Inc., Class A (c)                 29,790,281
  15,667,712 CenturyLink, Inc.                     158,087,214
   3,191,434 Cisco Systems, Inc.                   125,710,585
     927,982 Citrix Systems, Inc.                  127,792,401
   5,100,015 Cloudera, Inc. (c)                     55,539,163
     880,438 Cloudflare, Inc., Class A (c)          36,150,784
     955,077 Cornerstone OnDemand, Inc. (c)         34,726,600
     102,779 Coupa Software, Inc. (c)               28,186,113
     267,922 Crowdstrike Holdings, Inc.,
                Class A (c)                         36,791,049
     403,182 Datadog, Inc., Class A (c)             41,189,073
     151,052 DocuSign, Inc. (c)                     32,512,432
   1,591,195 Dropbox, Inc., Class A (c)             30,646,416
     226,669 Everbridge, Inc. (c)                   28,499,093
   1,088,499 Fastly, Inc., Class A (c)             101,970,586
   2,294,658 FireEye, Inc. (c)                      28,327,553
     792,976 Five9, Inc. (c)                       102,833,128
  10,450,536 Hewlett Packard Enterprise Co.         97,921,522
     337,220 HubSpot, Inc. (c)                      98,545,801
     819,535 International Business Machines
                Corp.                               99,712,823
      97,528 Intuit, Inc.                           31,814,609
     896,166 Microsoft Corp.                       188,490,595
     699,644 MicroStrategy, Inc., Class A (c)      105,338,401
     720,388 MongoDB, Inc. (c)                     166,777,026


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
   2,132,451 NetApp, Inc.                      $    93,486,652
     548,352 New Relic, Inc. (c)                    30,905,119
   3,519,918 Nutanix, Inc., Class A (c)             78,071,781
   3,532,213 Oracle Corp.                          210,873,116
     130,859 Palo Alto Networks, Inc. (c)           32,027,740
     112,489 Paycom Software, Inc. (c)              35,017,826
   6,622,327 Pure Storage, Inc., Class A (c)       101,917,612
     346,242 Q2 Holdings, Inc. (c)                  31,598,045
     370,646 salesforce.com, Inc. (c)               93,150,753
     209,655 ServiceNow, Inc. (c)                  101,682,675
     617,740 Smartsheet, Inc., Class A (c)          30,528,711
     460,749 Splunk, Inc. (c)                       86,680,709
   1,353,379 SVMK, Inc. (c)                         29,923,210
     665,720 Tabula Rasa HealthCare,
                Inc. (b) (c)                        27,141,404
     374,616 Twilio, Inc., Class A (c)              92,563,867
     119,334 Veeva Systems, Inc., Class A (c)       33,555,527
   1,399,288 VMware, Inc., Class A (b) (c)         201,035,707
     140,525 Workday, Inc., Class A (c)             30,231,143
     570,938 Workiva, Inc. (c)                      31,835,503
     349,505 Zendesk, Inc. (c)                      35,971,055
     103,617 Zoom Video Communications,
                Inc., Class A (c)                   48,711,388
     235,007 Zscaler, Inc. (c)                      33,063,135
                                               ---------------
                                                 4,224,980,190
                                               ---------------
             TOTAL COMMON STOCKS
                -- 99.9%                         4,958,216,118
             (Cost $4,155,628,466)             ---------------

             MONEY MARKET FUNDS -- 0.2%
   9,962,964 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class -
                0.01% (d) (e)                        9,962,964
             (Cost $9,962,964)                 ---------------


 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 5.7%
$284,112,229 JPMorgan Chase & Co.,
                0.05% (d), dated 09/30/20, due
                10/01/20, with a maturity
                value of $284,112,623.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.125%, due 02/28/25. The
                value of the collateral
                including accrued interest is
                $289,704,801. (e)                  284,112,229
             (Cost $284,112,229)               ---------------

             TOTAL INVESTMENTS -- 105.8%         5,252,291,311
             (Cost $4,449,703,659) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- (5.8)%             (288,466,733)
                                               ---------------
             NET ASSETS -- 100.0%              $ 4,963,824,578
                                               ===============


                        See Notes to Financial Statements                Page 67

FIRST TRUST CLOUD COMPUTING ETF (SKYY)

SEPTEMBER 30, 2020

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $285,513,447 and the total value of the collateral held by the Fund is $294,075,193.

(c)   Non-income producing security.

(d)   Rate shown reflects yield as of September 30, 2020.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for federal income tax purposes is $4,495,994,293. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $912,795,959 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $156,498,941. The net unrealized appreciation was $756,297,018.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common
   Stocks*     $ 4,958,216,118  $ 4,958,216,118  $           --  $          --
Money
   Market
   Funds             9,962,964        9,962,964              --             --
Repurchase
   Agreements      284,112,229               --     284,112,229             --
               ---------------------------------------------------------------
Total
   Investments $ 5,252,291,311  $ 4,968,179,082  $  284,112,229  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $   285,513,447
Non-cash Collateral(2)                            (285,513,447)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $   284,112,229
Non-cash Collateral(4)                            (284,112,229)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


Page 68                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.6%
             AUSTRALIA -- 0.8%
     266,154 Netwealth Group Ltd. (b)          $     2,930,806
                                               ---------------
             BELGIUM -- 1.7%
      54,447 UCB S.A. (b)                            6,183,783
                                               ---------------
             BRAZIL -- 3.1%
     545,800 Magazine Luiza S.A.                     8,703,216
     715,310 Via Varejo S.A. (c)                     2,212,456
                                               ---------------
                                                    10,915,672
                                               ---------------
             CAYMAN ISLANDS -- 38.4%
      69,631 Bilibili, Inc., ADR (c)                 2,896,650
   5,004,956 China Feihe Ltd. (b) (d) (e)           11,701,226
   1,361,856 Country Garden Services Holdings
                Co., Ltd. (b)                        8,844,545
   1,497,234 Ever Sunshine Lifestyle Services
                Group Ltd. (b) (e)                   2,980,592
     114,171 Farfetch Ltd., Class A (c)              2,872,542
   1,605,555 Haidilao International Holding
                Ltd. (b) (d) (e)                    11,633,406
     947,031 Koolearn Technology Holding
                Ltd. (b) (c) (d) (e) (f)             4,068,950
     526,858 Meituan Dianping,
                Class B (b) (c) (e)                 16,596,714
      91,624 Pinduoduo, Inc., ADR (c)                6,793,920
     394,114 Ping An Healthcare and Technology
                Co., Ltd. (b) (c) (d) (e) (f)        5,085,197
     419,461 Powerlong Commercial
                Management Holdings
                Ltd. (b) (e)                         1,411,753
     103,777 Sea Ltd., ADR (c)                      15,985,809
     207,415 StoneCo., Ltd., Class A (c)            10,970,179
     610,437 Wuxi Biologics Cayman,
                Inc. (b) (c) (d) (e)                14,960,632
   4,863,020 Xiaomi Corp.,
                Class B (b) (c) (d) (e)             13,164,318
     105,047 XP, Inc., Class A (c)                   4,379,409
      33,173 Zai Lab Ltd., ADR (c)                   2,758,998
                                               ---------------
                                                   137,104,840
                                               ---------------
             DENMARK -- 6.9%
      51,513 DSV PANALPINA A/S (b)                   8,355,572
     366,205 Genmab A/S, ADR (c)                    13,406,765
      33,600 Netcompany Group
                A/S (b) (c) (d) (e)                  2,786,646
                                               ---------------
                                                    24,548,983
                                               ---------------
             FRANCE -- 1.3%
     128,316 La Francaise des Jeux
                SAEM (b) (d) (e)                     4,707,486
                                               ---------------
             GERMANY -- 4.6%
     680,261 E. ON SE (b)                            7,498,163
      81,769 HelloFresh SE (b) (c)                   4,544,245
      36,110 Knorr-Bremse AG (b)                     4,252,394
                                               ---------------
                                                    16,294,802
                                               ---------------
             ITALY -- 2.6%
     456,918 Nexi S.p.A. (b) (c) (d) (e)             9,157,707
                                               ---------------


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             JAPAN -- 6.9%
       2,262 AI inside, Inc. (b) (c)           $       953,561
      32,958 Freee KK (b) (c)                        2,499,451
      34,030 JMDC, Inc. (b) (c)                      1,503,767
     104,679 Mercari, Inc. (b) (c)                   4,837,575
      89,490 SG Holdings Co., Ltd. (b)               4,656,493
     857,554 SoftBank Corp. (b)                      9,582,600
      24,773 Sun*, Inc. (c)                            644,077
                                               ---------------
                                                    24,677,524
                                               ---------------
             JERSEY -- 0.4%
      96,684 Delphi Technologies PLC (c)             1,615,590
                                               ---------------
             MEXICO -- 1.2%
   2,045,833 Becle SAB de CV                         4,159,856
                                               ---------------
             NETHERLANDS -- 9.0%
      10,169 Adyen N.V. (b) (c) (d) (e)             18,756,667
     145,861 Prosus N.V. (b)                        13,463,443
                                               ---------------
                                                    32,220,110
                                               ---------------
             NORWAY -- 2.6%
     345,137 Adevinta ASA (b) (c)                    5,932,920
     138,751 Scatec Solar ASA (b) (d) (e)            3,204,426
                                               ---------------
                                                     9,137,346
                                               ---------------
             SAUDI ARABIA -- 10.0%
     215,559 Dr. Sulaiman Al Habib Medical
                Services Group Co.                   5,539,974
   3,135,341 Saudi Arabian Oil Co. (b) (d) (e)      30,026,939
                                               ---------------
                                                    35,566,913
                                               ---------------
             SPAIN -- 2.6%
     152,597 Cellnex Telecom S.A. (b) (d) (e)        9,263,098
                                               ---------------
             SWEDEN -- 6.9%
     250,159 Embracer Group AB (b) (c)               4,646,724
      46,201 Sinch AB (b) (c) (d) (e)                3,767,607
     335,906 Swedish Orphan Biovitrum
                AB (b) (c)                           8,103,824
     746,689 Telefonaktiebolaget LM
                Ericsson, ADR                        8,131,443
                                               ---------------
                                                    24,649,598
                                               ---------------
             SWITZERLAND -- 0.6%
     107,509 SIG Combibloc Group AG (b)              2,149,657
                                               ---------------
             TOTAL COMMON STOCKS -- 99.6%          355,283,771
             (Cost $318,808,338)               ---------------

             MONEY MARKET FUNDS -- 0.2%
     739,864 Goldman Sachs Financial Square
                Treasury Obligations Fund -
                Institutional Class --
                0.01% (g) (h)                          739,864
             (Cost $739,864)                   ---------------


                        See Notes to Financial Statements                Page 69

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

SEPTEMBER 30, 2020

 PRINCIPAL
   VALUE     DESCRIPTION                                 VALUE
--------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 1.1%
$  3,995,915 JPMorgan Chase & Co.,
                0.05% (g), dated 09/30/20, due
                10/01/20, with a maturity
                value of $3,995,920.
                Collateralized by U.S.
                Treasury Note, interest rate
                of 1.125%, due 02/28/25. The
                value of the collateral
                including accrued interest is
                $4,074,572. (h)                $     3,995,915
             (Cost $3,995,915)                 ---------------

             TOTAL INVESTMENTS -- 100.9%           360,019,550
             (Cost $323,544,117) (i)
             NET OTHER ASSETS AND
                LIABILITIES -- (0.9)%               (3,216,119)
                                               ---------------
             NET ASSETS -- 100.0%              $   356,803,431
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $264,212,887 or 74.0% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f) All or a portion of this security is on loan (see Note 2E - Securities Lending in the Notes to Financial Statements). The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $4,079,722 and the total value of the collateral held by the Fund is $4,735,779.

(g)   Rate shown reflects yield as of September 30, 2020.

(h)   This security serves as collateral for securities on loan.

(i) Aggregate cost for federal income tax purposes is $325,861,082. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $38,684,730 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,526,262. The net unrealized appreciation was $34,158,468.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
 Brazil        $    10,915,672  $    10,915,672  $           --  $          --
 Cayman
   Islands         137,104,840       46,657,507      90,447,333             --
 Denmark            24,548,983       13,406,765      11,142,218             --
 Japan              24,677,524          644,077      24,033,447             --
 Jersey              1,615,590        1,615,590              --             --
 Mexico              4,159,856        4,159,856              --             --
 Saudi Arabia       35,566,913        5,539,974      30,026,939             --
 Sweden             24,649,598        8,131,443      16,518,155             --
 Other Country
   Categories*      92,044,795               --      92,044,795             --
Money Market
   Funds               739,864          739,864              --             --
Repurchase
   Agreements        3,995,915               --       3,995,915             --
               ---------------------------------------------------------------
Total
   Investments $   360,019,550  $    91,810,748  $  268,208,802  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


Page 70                 See Notes to Financial Statements

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

SEPTEMBER 30, 2020

---------------------------------
OFFSETTING ASSETS AND LIABILITIES
--------------------------------------------------------------
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).

The Fund's loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENT
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)     $     4,079,722
Non-cash Collateral(2)                              (4,079,722)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(1) The amount presented on the Statements of Assets and Liabilities, which is included in "Investments, at value", is not offset and is shown on a gross basis.

(2) At September 30, 2020, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

The Fund's investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

REPURCHASE AGREEMENTS
--------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(3)     $     3,995,915
Non-cash Collateral(4)                              (3,995,915)
                                               ---------------
Net Amount                                     $            --
                                               ===============

(3) The amount is included in "Investments, at value" on the Statements of Assets and Liabilities.

(4) At September 30, 2020, the value of the collateral received from each seller exceeded the value of the repurchase agreements.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
Hong Kong Dollar                                    25.1%
Euro                                                21.6
United States Dollar                                20.7
Saudi Riyal                                          9.9
Japanese Yen                                         6.9
Swedish Krona                                        4.6
Danish Krone                                         3.1
Brazilian Real                                       3.0
Norwegian Krone                                      2.5
Mexican Peso                                         1.2
Australian Dollar                                    0.8
Swiss Franc                                          0.6
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 71

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             COMMON STOCKS (a) -- 99.9%
             FRANCE -- 1.5%
     446,315 Thales S.A. (b)                   $    33,450,490
                                               ---------------
             IRELAND -- 5.9%
     569,397 Accenture PLC, Class A                128,678,028
                                               ---------------
             ISRAEL -- 5.8%
     541,013 Check Point Software Technologies
                Ltd. (c)                            65,105,505
     498,258 CyberArk Software Ltd. (c)             51,529,842
     300,697 Radware Ltd. (c)                        7,288,895
     194,646 Tufin Software Technologies
                Ltd. (c)                             1,605,830
                                               ---------------
                                                   125,530,072
                                               ---------------
             JAPAN -- 2.1%
     755,964 Trend Micro, Inc. (b)                  46,067,463
                                               ---------------
             JERSEY -- 1.8%
     847,274 Mimecast Ltd. (c)                      39,754,096
                                               ---------------
             SOUTH KOREA -- 0.4%
     163,066 Ahnlab, Inc. (b)                        9,192,268
                                               ---------------
             UNITED KINGDOM -- 3.5%
   2,980,038 Avast PLC (b) (d) (e)                  20,231,885
   8,190,616 BAE Systems PLC (b)                    50,868,166
     204,749 Ultra Electronics Holdings
                PLC (b)                              5,502,367
                                               ---------------
                                                    76,602,418
                                               ---------------
             UNITED STATES -- 78.9%
     713,634 A10 Networks, Inc. (c)                  4,545,849
     586,686 Akamai Technologies, Inc. (c)          64,852,270
     775,699 Booz Allen Hamilton Holding
                Corp.                               64,367,503
   3,235,811 Cisco Systems, Inc.                   127,458,595
   1,785,367 Cloudflare, Inc., Class A (c)          73,307,169
   1,086,579 Crowdstrike Holdings, Inc.,
                Class A (c)                        149,209,028
     516,196 F5 Networks, Inc. (c)                  63,373,383
   4,653,142 FireEye, Inc. (c)                      57,443,038
     517,467 Fortinet, Inc. (c)                     60,962,787
   2,732,328 Juniper Networks, Inc.                 58,745,052
     754,865 Leidos Holdings, Inc.                  67,296,215
     211,231 ManTech International Corp.,
                Class A                             14,549,591
   1,028,826 MobileIron, Inc. (c)                    7,212,070
     634,330 Okta, Inc. (c)                        135,651,471
     735,352 OneSpan, Inc. (c)                      15,412,978
     265,368 Palo Alto Networks, Inc. (c)           64,948,818
     622,851 Proofpoint, Inc. (c)                   65,741,923
     607,312 Qualys, Inc. (c)                       59,522,649
     592,976 Rapid7, Inc. (c)                       36,313,850
     383,638 Ribbon Communications, Inc. (c)         1,484,679
   1,264,589 Sailpoint Technologies Holdings,
                Inc. (c)                            50,039,787
     774,453 Science Applications
                International Corp.                 60,732,604
     311,443 Splunk, Inc. (c)                       58,591,772
   1,124,554 Tenable Holdings, Inc. (c)             42,451,914


SHARES       DESCRIPTION                                 VALUE
--------------------------------------------------------------
             UNITED STATES (CONTINUED)
     344,486 Varonis Systems, Inc. (c)         $    39,760,574
     318,010 VeriSign, Inc. (c)                     65,144,349
     472,914 VMware, Inc., Class A (c)              67,943,554
   1,269,237 Zix Corp. (c)                           7,412,344
     953,095 Zscaler, Inc. (c)                     134,090,936
                                               ---------------
                                                 1,718,566,752
                                               ---------------
             TOTAL INVESTMENTS -- 99.9%          2,177,841,587
             (Cost $1,889,807,278) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                  1,146,785
                                               ---------------
             NET ASSETS -- 100.0%              $ 2,178,988,372
                                               ===============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $165,312,639 or 7.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(e) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(f) Aggregate cost for federal income tax purposes is $1,941,825,389. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $315,208,706 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $79,192,508. The net unrealized appreciation was $236,016,198.


Page 72                 See Notes to Financial Statements

FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                    LEVEL 2         LEVEL 3
                    TOTAL           LEVEL 1       SIGNIFICANT     SIGNIFICANT
                  VALUE AT          QUOTED         OBSERVABLE    UNOBSERVABLE
                  9/30/2020         PRICES           INPUTS         INPUTS
               ---------------------------------------------------------------
Common Stocks:
  Ireland      $   128,678,028  $   128,678,028  $           --  $          --
  Israel           125,530,072      125,530,072              --             --
  Jersey            39,754,096       39,754,096              --             --
  United
    States       1,718,566,752    1,718,566,752              --             --
Other Country
  Categories*      165,312,639               --     165,312,639             --
               ---------------------------------------------------------------
Total
  Investments  $ 2,177,841,587  $ 2,012,528,948  $  165,312,639  $          --
               ===============================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION                INVESTMENTS
--------------------------------------------------------------
United States Dollar                                92.4%
British Pound Sterling                               3.5
Japanese Yen                                         2.1
Euro                                                 1.6
South Korean Won                                     0.4
                                                   ------
     Total                                         100.0%
                                                   ======


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2020

                                                                                                          FIRST TRUST
                                                                              FIRST TRUST               FTSE EPRA/NAREIT
                                                                           STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                            SELECT DIVIDEND               REAL ESTATE
                                                                               INDEX FUND                  INDEX FUND
                                                                                 (FDD)                       (FFR)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $    178,714,326            $     32,588,035
Cash ..................................................................                   --                          --
Foreign currency, at value ............................................              264,959                       1,111
Due from authorized participant .......................................                   --                          --
Receivables:
   Reclaims ...........................................................            1,194,531                      19,874
   Investment securities sold .........................................                   --                          --
   Dividends ..........................................................              304,243                     132,110
   Securities lending income ..........................................                   --                          --
   Capital shares sold ................................................                   --                          --
   From investment advisor ............................................                   --                       1,665
Prepaid expenses ......................................................                1,539                       1,476
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................          180,479,598                  32,744,271
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Capital shares redeemed ............................................                   --                          --
   Investment securities purchased ....................................                   --                          --
   Licensing fees .....................................................               87,544                      10,030
   Investment advisory fees............................................               63,610                          --
   Audit and tax fees .................................................               22,431                      26,007
   Shareholder reporting fees .........................................               20,809                       8,263
   Trustees' fees .....................................................                3,657                       3,544
   Collateral for securities on loan ..................................                   --                          --
   Foreign capital gains tax ..........................................                   --                          --
Other liabilities .....................................................               54,280                      25,884
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................              252,331                      73,728
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $    180,227,267            $     32,670,543
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $    273,657,374            $     38,689,759
Par value .............................................................              175,533                       8,416
Accumulated distributable earnings (loss) .............................          (93,605,640)                 (6,027,632)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $    180,227,267            $     32,670,543
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          10.27            $          38.82
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................           17,553,334                     841,608
                                                                            ================            ================
Investments, at cost ..................................................     $    190,067,925            $     35,749,600
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $        265,749            $          1,113
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $             --
                                                                            ================            ================


Page 74                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   341,719,226          $   204,024,634          $     6,292,365          $    56,296,750          $     5,909,010
                   --                       --                   31,197                  250,953                    3,649
              433,852                    2,828                      682                       --                      231
                   --                1,640,148                       --                       --                       --

              781,244                  217,540                    1,744                   56,217                    3,495
                1,657                1,065,425                       --                       --                      219
            1,888,492                  195,461                   21,910                   49,369                   31,255
                   --                    1,186                      668                      303                        3
                   --                       --                       --                       --                       --
                   --                       --                    2,231                       --                       --
                1,602                    1,482                    1,464                       15                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          344,826,073              207,148,704                6,352,261               56,653,607                5,947,862
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                       --                       --

                   --                       --                       --                       --                       --
                   --                1,810,617                       --                       --                       --
               56,544                   39,525                    1,595                   10,764                       --
              119,485                   53,482                       --                   11,961                    3,445
               26,006                   25,256                   25,257                   25,256                       --
               34,419                   14,970                    5,626                    7,771                       --
                3,773                    3,561                    3,523                    3,533                       --
                   --                   83,947                       --                       --                  204,100
                   --                       --                       --                       --                       --
               97,185                   42,536                    6,398                   15,339                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
              337,412                2,073,894                   42,399                   74,624                  207,545
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   344,488,661          $   205,074,810          $     6,309,862          $    56,578,983          $     5,740,317
      ===============          ===============          ===============          ===============          ===============

      $   583,443,567          $   226,013,943          $    15,405,414          $    50,384,482          $    68,132,216
              193,000                  117,500                    1,500                    9,000                    6,000
         (239,147,906)             (21,056,633)              (9,097,052)               6,185,501              (62,397,899)
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   344,488,661          $   205,074,810          $     6,309,862          $    56,578,983          $     5,740,317
      ===============          ===============          ===============          ===============          ===============

      $         17.85          $         17.45          $         42.07          $         62.87          $          9.57
      ===============          ===============          ===============          ===============          ===============

           19,300,002               11,750,002                  150,002                  900,002                  600,002
      ===============          ===============          ===============          ===============          ===============
      $   387,115,052          $   170,287,052          $     7,181,529          $    47,979,246          $     6,111,978
      ===============          ===============          ===============          ===============          ===============
      $       436,883          $         2,828          $           682          $            --          $           230
      ===============          ===============          ===============          ===============          ===============
      $            --          $        80,000          $            --          $            --          $       203,996
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

SEPTEMBER 30, 2020

                                                                              FIRST TRUST                 FIRST TRUST
                                                                              INDXX GLOBAL                    BICK
                                                                            AGRICULTURE ETF                INDEX FUND
                                                                                 (FTAG)                      (BICK)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      3,027,911            $     62,253,647
Cash ..................................................................                2,276                      13,272
Foreign currency, at value ............................................                   --                       8,358
Due from authorized participant .......................................                   --                          --
Receivables:
   Reclaims ...........................................................               10,768                      24,037
   Investment securities sold .........................................                   --                      13,272
   Dividends ..........................................................                4,890                      93,778
   Securities lending income ..........................................                   --                         900
   Capital shares sold ................................................                   --                          --
   From investment advisor ............................................                   --                          --
Prepaid expenses ......................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL ASSETS .......................................................            3,045,845                  62,407,264
                                                                            ----------------            ----------------
LIABILITIES:
Due to custodian foreign currency .....................................                   --                          --
Payables:
   Capital shares redeemed ............................................                   --                          --
   Investment securities purchased ....................................                   --                          --
   Licensing fees .....................................................                   --                          --
   Investment advisory fees                                                            1,766                      32,923
   Audit and tax fees .................................................                   --                          --
   Shareholder reporting fees .........................................                   --                          --
   Trustees' fees .....................................................                   --                          --
   Collateral for securities on loan ..................................                   --                   1,437,006
   Foreign capital gains tax ..........................................                4,078                          --
Other liabilities .....................................................                   --                          --
                                                                            ----------------            ----------------
   TOTAL LIABILITIES ..................................................                5,844                   1,469,929
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $      3,040,001            $     60,937,335
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $     22,715,392            $     90,825,211
Par value .............................................................                1,399                      21,000
Accumulated distributable earnings (loss) .............................          (19,676,790)                (29,908,876)
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      3,040,001            $     60,937,335
                                                                            ================            ================

NET ASSET VALUE, per share ............................................     $          21.73            $          29.02
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              139,928                   2,100,002
                                                                            ================            ================
Investments, at cost ..................................................     $      3,210,294            $     60,296,826
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $             --            $          8,359
                                                                            ================            ================
Securities on loan, at value ..........................................     $             --            $      1,384,415
                                                                            ================            ================


Page 76                 See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST              FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                INTERNATIONAL               NASDAQ
        INDXX NEXTG                 AUTO                   COMPUTING                 EQUITY                CYBERSECURITY
            ETF                  INDEX FUND                   ETF               OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                   (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $   593,169,837          $    28,992,991          $ 5,252,291,311          $   360,019,550          $ 2,177,841,587
            1,972,012                  198,906                6,173,332                4,506,371                2,111,659
                    1                       --                       --                       --                        3
               23,803                       --                       --                7,023,491                3,735,706

               43,252                   23,494                  348,823                   19,701                       --
                   --                       --                       --                       --                       --
            1,097,961                   47,667                1,088,701                  325,943                  156,167
                2,671                       --                  433,183                   10,820                       --
            2,952,676                       --                       --               14,158,971                       68
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          599,262,213               29,263,058            5,260,335,350              386,064,847            2,183,845,190
      ---------------          ---------------          ---------------          ---------------          ---------------

                   --                       --                       --                    2,751                       --

                2,895                       --                       --                   35,847                       --
            2,960,483                       --                       --               24,313,461                3,780,219
                   --                       --                       --                       --                       --
              331,407                   16,657                2,435,579                  173,578                1,076,599
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
            5,432,221                       --              294,075,193                4,735,779                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            8,727,006                   16,657              296,510,772               29,261,416                4,856,818
      ---------------          ---------------          ---------------          ---------------          ---------------

      $   590,535,207          $    29,246,401          $ 4,963,824,578          $   356,803,431          $ 2,178,988,372
      ===============          ===============          ===============          ===============          ===============

      $   531,888,868          $    35,620,168          $ 4,304,785,017          $   330,086,660          $ 1,988,149,245
              100,000                    7,500                  632,500                   63,000                  626,500
           58,546,339               (6,381,267)             658,407,061               26,653,771              190,212,627
      ---------------          ---------------          ---------------          ---------------          ---------------
      $   590,535,207          $    29,246,401          $ 4,963,824,578          $   356,803,431          $ 2,178,988,372
      ===============          ===============          ===============          ===============          ===============

      $         59.05          $         39.00          $         78.48          $         56.64          $         34.78
      ===============          ===============          ===============          ===============          ===============

           10,000,002                  750,002               63,250,002                6,300,002               62,650,002
      ===============          ===============          ===============          ===============          ===============
      $   532,829,388          $    30,844,674          $ 4,449,703,659          $   323,544,117          $ 1,889,807,278
      ===============          ===============          ===============          ===============          ===============
      $             1          $            --          $            --          $        (2,751)         $             3
      ===============          ===============          ===============          ===============          ===============
      $     5,202,876          $            --          $   285,513,447          $     4,079,722          $            --
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 77

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2020

                                                                                                         FIRST TRUST
                                                                             FIRST TRUST               FTSE EPRA/NAREIT
                                                                          STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                           SELECT DIVIDEND               REAL ESTATE
                                                                              INDEX FUND                  INDEX FUND
                                                                                (FDD)                       (FFR)
                                                                        ----------------------      ----------------------
INVESTMENT INCOME:
Dividends .............................................................    $     12,044,265            $      1,513,266
Securities lending income (net of fees) ...............................                  --                          --
Foreign withholding tax ...............................................            (844,298)                    (78,089)
                                                                           ----------------            ----------------
   Total investment income ............................................          11,199,967                   1,435,177
                                                                           ----------------            ----------------

EXPENSES:
Investment advisory fees ..............................................           1,015,859                     184,209
Licensing fees ........................................................             137,279                      55,263
Accounting and administration fees ....................................             128,720                      28,858
Audit and tax fees ....................................................              51,105                      28,511
Shareholder reporting fees ............................................              40,409                      17,785
Custodian fees ........................................................              30,630                      46,589
Legal fees ............................................................              14,083                       6,156
Transfer agent fees ...................................................              12,716                       2,306
Listing fees ..........................................................               9,237                       8,607
Trustees' fees and expenses ...........................................               7,316                       7,090
Registration and filing fees...........................................                  --                         334
Other expenses.........................................................               6,022                       5,253
                                                                           ----------------            ----------------
   Total expenses .....................................................           1,453,376                     390,961
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                  --                    (114,648)
                                                                           ----------------            ----------------
   Net expenses .......................................................           1,453,376                     276,313
                                                                           ----------------            ----------------

NET INVESTMENT INCOME (LOSS) ..........................................           9,746,591                   1,158,864
                                                                           ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................         (67,983,986)                 (1,098,961)
   In-kind redemptions ................................................             157,092                     813,212
   Foreign currency transactions ......................................            (185,953)                     (3,288)
   Foreign capital gains tax ..........................................                  --                          --
                                                                           ----------------            ----------------
Net realized gain (loss)...............................................         (68,012,847)                   (289,037)
                                                                           ----------------            ----------------
Net increase from payment by the advisor...............................                  --                          --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................           1,959,149                 (11,700,512)
   Foreign currency translation .......................................             198,526                       2,686
   Deferred foreign capital gains tax .................................                  --                          --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) ..................           2,157,675                 (11,697,826)
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................         (65,855,172)                (11,986,863)
                                                                           ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................    $    (56,108,581)           $    (10,827,999)
                                                                           ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 78                 See Notes to Financial Statements

                                                          FIRST TRUST              FIRST TRUST
        FIRST TRUST              FIRST TRUST                GLOBAL               NASDAQ(R) CLEAN            FIRST TRUST
     DOW JONES GLOBAL              GLOBAL                 ENGINEERING          EDGE(R) SMART GRID          INDXX GLOBAL
      SELECT DIVIDEND            WIND ENERGY           AND CONSTRUCTION          INFRASTRUCTURE          NATURAL RESOURCES
        INDEX FUND                   ETF                      ETF                  INDEX FUND               INCOME ETF
           (FGD)                    (FAN)                    (FLM)                   (GRID)                   (FTRI)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $    32,986,659          $     2,923,954          $       269,060          $       784,811          $       383,792
                   --                   36,502                    5,064                    7,676                    1,914
           (1,287,640)                (304,955)                 (17,082)                 (71,973)                 (26,124)
      ---------------          ---------------          ---------------          ---------------          ---------------
           31,699,019                2,655,501                  257,042                  720,514                  359,582
      ---------------          ---------------          ---------------          ---------------          ---------------


            1,884,536                  432,394                   30,437                  143,961                   44,603 (a)
              272,622                  108,097                    7,614                   32,382                       --
              238,387                   55,687                    6,027                   19,612                       --
               65,112                   38,960                   26,607                   29,551                       --
               75,525                   31,303                   11,459                   16,225                       --
               58,830                   14,646                    6,766                    7,061                       --
               23,650                    3,713                      260                    1,288                       --
               23,590                    5,393                      381                    1,797                       --
                8,607                    9,074                    9,074                    6,006                       --
                7,569                    7,124                    7,045                    7,068                       --
                 (781)                   8,246                       --                    1,816                       --
               11,276                    3,628                    2,912                    2,916                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,668,923                  718,265                  108,582                  269,683                   44,603

                   --                  (69,675)                 (55,317)                 (17,751)                      --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,668,923                  648,590                   53,265                  251,932                   44,603
      ---------------          ---------------          ---------------          ---------------          ---------------

           29,030,096                2,006,911                  203,777                  468,582                  314,979
      ---------------          ---------------          ---------------          ---------------          ---------------


         (109,399,140)              (2,918,110)                (916,494)                (769,910)              (1,150,039)
           (9,428,640)                 445,820                  551,147                2,286,802                   41,418
               32,347                   47,662                   (1,260)                    (843)                  (2,484)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
         (118,795,433)              (2,424,628)                (366,607)               1,516,049               (1,111,105)
      ---------------          ---------------          ---------------          ---------------          ---------------
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------

          (17,953,447)              32,807,890                 (239,854)               7,525,775                   20,586
              155,648                   19,487                      733                    4,401                     (141)
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
          (17,797,799)              32,827,377                 (239,121)               7,530,176                   20,445
      ---------------          ---------------          ---------------          ---------------          ---------------
         (136,593,232)              30,402,749                 (605,728)               9,046,225               (1,090,660)
      ---------------          ---------------          ---------------          ---------------          ---------------

      $  (107,563,136)         $    32,409,660          $      (401,951)         $     9,514,807          $      (775,681)
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 79

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE YEAR ENDED SEPTEMBER 30, 2020

                                                                             FIRST TRUST
                                                                             INDXX GLOBAL                FIRST TRUST
                                                                             AGRICULTURE                     BICK
                                                                                 ETF                      INDEX FUND
                                                                                (FTAG)                      (BICK)
                                                                        ----------------------      ----------------------
INVESTMENT INCOME:
Dividends .............................................................    $         92,450            $      1,271,375
Securities lending income (net of fees) ...............................                  --                         941
Foreign withholding tax ...............................................              (9,057)                   (114,979)
                                                                           ----------------            ----------------
   Total investment income ............................................              83,393                   1,157,337
                                                                           ----------------            ----------------

EXPENSES:
Investment advisory fees ..............................................              20,423 (a)                 598,677 (a)
Licensing fees ........................................................                  --                          --
Accounting and administration fees ....................................                  --                          --
Audit and tax fees ....................................................                  --                          --
Shareholder reporting fees ............................................                  --                          --
Custodian fees ........................................................                  --                          --
Legal fees ............................................................                  --                          --
Transfer agent fees ...................................................                  --                          --
Listing fees ..........................................................                  --                          --
Trustees' fees and expenses ...........................................                  --                          --
Registration and filing fees ..........................................                  --                          --
Other expenses ........................................................                  --                          --
                                                                           ----------------            ----------------
   Total expenses .....................................................              20,423                     598,677
   Less fees waived and expenses reimbursed by
      the investment advisor ..........................................                  --                          --
                                                                           ----------------            ----------------
   Net expenses .......................................................              20,423                     598,677
                                                                           ----------------            ----------------

NET INVESTMENT INCOME (LOSS) ..........................................              62,970                     558,660
                                                                           ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................            (311,014)                 (4,985,000)
   In-kind redemptions ................................................                  --                     374,850
   Foreign currency transactions ......................................                (128)                    (95,281)
   Foreign capital gains tax ..........................................                 (48)                         --
                                                                           ----------------            ----------------
Net realized gain (loss)...............................................            (311,190)                 (4,705,431)
                                                                           ----------------            ----------------
Net increase from payment by the advisor...............................                  --                          --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................             143,675                   4,772,741
   Foreign currency translation .......................................                 762                       9,183
   Deferred foreign capital gains tax .................................              (2,186)                         --
                                                                           ----------------            ----------------
Net change in unrealized appreciation (depreciation) ..................             142,251                   4,781,924
                                                                           ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...............................            (168,939)                     76,493
                                                                           ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ....................................................    $       (105,969)           $        635,153
                                                                           ================            ================

(a) Fund is subject to a unitary fee (see Note 3 in the Notes to Financial Statements).


Page 80                 See Notes to Financial Statements

                                 FIRST TRUST              FIRST TRUST               FIRST TRUST              FIRST TRUST
        FIRST TRUST             NASDAQ GLOBAL                CLOUD                 INTERNATIONAL               NASDAQ
        INDXX NEXTG                 AUTO                   COMPUTING                  EQUITY                CYBERSECURITY
            ETF                  INDEX FUND                   ETF                OPPORTUNITIES ETF               ETF
          (NXTG)                   (CARZ)                   (SKYY)                    (FPXI)                   (CIBR)
   ---------------------    ---------------------    ---------------------    ---------------------    ---------------------

      $     8,725,875          $       361,251          $    25,359,646          $     1,229,702          $    32,338,618
               65,241                    6,921                1,654,676                   11,014                       --
             (696,254)                 (32,934)                (138,830)                (115,919)                (107,438)
      ---------------          ---------------          ---------------          ---------------          ---------------
            8,094,862                  335,238               26,875,492                1,124,797               32,231,180
      ---------------          ---------------          ---------------          ---------------          ---------------


            2,550,865 (a)              130,818 (a)           19,142,777 (a)              726,190 (a)            9,031,940 (a)
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,550,865                  130,818               19,142,777                  726,190                9,031,940

                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
            2,550,865                  130,818               19,142,777                  726,190                9,031,940
      ---------------          ---------------          ---------------          ---------------          ---------------

            5,543,997                  204,420                7,732,715                  398,607               23,199,240
      ---------------          ---------------          ---------------          ---------------          ---------------


             (245,580)                (162,540)             (80,370,568)              (7,151,806)             (54,411,167)
           11,905,844                3,213,898              461,599,122               15,104,264              160,409,681
              (94,695)                 (15,121)                      --                   14,381                  (27,731)
               (2,029)                      --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           11,563,540                3,036,237              381,228,554                7,966,839              105,970,783
      ---------------          ---------------          ---------------          ---------------          ---------------
                   --                       --                       --                      806                       --
      ---------------          ---------------          ---------------          ---------------          ---------------

           52,847,406                1,128,431              797,519,832               33,897,979              233,901,133
                  337                    1,403                       --                    2,278                    1,675
                   --                       --                       --                       --                       --
      ---------------          ---------------          ---------------          ---------------          ---------------
           52,847,743                1,129,834              797,519,832               33,900,257              233,902,808
      ---------------          ---------------          ---------------          ---------------          ---------------
           64,411,283                4,166,071            1,178,748,386               41,867,902              339,873,591
      ---------------          ---------------          ---------------          ---------------          ---------------

      $    69,955,280          $     4,370,491          $ 1,186,481,101          $    42,266,509          $   363,072,831
      ===============          ===============          ===============          ===============          ===============


                        See Notes to Financial Statements                Page 81

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   FIRST TRUST
                                                                                                STOXX(R) EUROPEAN
                                                                                                 SELECT DIVIDEND
                                                                                                   INDEX FUND
                                                                                                      (FDD)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2020            9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $      9,746,591     $     16,522,898
Net realized gain (loss)............................................................       (68,012,847)           4,219,986
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................         2,157,675          (18,930,002)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................       (56,108,581)           1,812,882
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................        (9,499,846)         (16,448,343)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................        (9,499,846)         (16,448,343)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................        22,397,192           20,079,043
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (70,479,677)        (166,349,357)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       (48,082,485)        (146,270,314)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................      (113,690,912)        (160,905,775)

NET ASSETS:
Beginning of period.................................................................       293,918,179          454,823,954
                                                                                      ----------------     ----------------
End of period.......................................................................  $    180,227,267     $    293,918,179
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................        23,053,334           34,653,334
Shares sold.........................................................................         1,600,000            1,550,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................        (7,100,000)         (13,150,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................        17,553,334           23,053,334
                                                                                      ================     ================


Page 82                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                FIRST TRUST
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                    ETF
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2020             9/30/2019            9/30/2020            9/30/2019            9/30/2020            9/30/2019
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      1,158,864      $      1,263,898     $     29,030,096     $     30,447,876     $      2,006,911     $      1,690,007
         (289,037)              593,342         (118,795,433)         (12,120,254)          (2,424,628)             (47,761)
               --                    --                   --                   --                   --                   --
      (11,697,826)            4,418,478          (17,797,799)         (31,405,100)          32,827,377            2,884,357
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      (10,827,999)            6,275,718         (107,563,136)         (13,077,478)          32,409,660            4,526,603
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (2,248,427)           (1,495,051)         (29,511,768)         (30,379,078)          (2,010,555)          (1,723,721)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (2,248,427)           (1,495,051)         (29,511,768)         (30,379,078)          (2,010,555)          (1,723,721)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


        2,470,109             7,018,700           59,303,361          185,018,208          102,329,499           11,212,366
               --             2,028,889                   --                   --                   --                   --
      (13,159,351)           (2,465,739)        (110,271,559)         (93,309,875)          (3,155,559)         (17,875,844)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      (10,689,242)            6,581,850          (50,968,198)          91,708,333           99,173,940           (6,663,478)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      (23,765,668)           11,362,517         (188,043,102)          48,251,777          129,573,045           (3,860,596)


       56,436,211            45,073,694          532,531,763          484,279,986           75,501,765           79,362,361
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     32,670,543      $     56,436,211     $    344,488,661     $    532,531,763     $    205,074,810     $     75,501,765
 ================      ================     ================     ================     ================     ================


        1,141,608             1,000,002           23,250,002           19,250,002            5,750,002            6,350,002
           50,000               150,000            2,450,000            7,900,000            6,250,000              850,000
               --                41,606                   --                   --                   --                   --
         (350,000)              (50,000)          (6,400,000)          (3,900,000)            (250,000)          (1,450,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          841,608             1,141,608           19,300,002           23,250,002           11,750,002            5,750,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 83

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                               GLOBAL ENGINEERING
                                                                                                AND CONSTRUCTION
                                                                                                       ETF
                                                                                                      (FLM)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2020            9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        203,777     $        185,560
Net realized gain (loss)............................................................          (366,607)            (133,129)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................          (239,121)          (2,158,038)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................          (401,951)          (2,105,607)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (207,908)            (185,587)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (207,908)            (185,587)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................                --                   --
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................        (2,489,438)          (2,493,964)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................        (2,489,438)          (2,493,964)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................        (3,099,297)          (4,785,158)

NET ASSETS:
Beginning of period.................................................................         9,409,159           14,194,317
                                                                                      ----------------     ----------------
End of period.......................................................................  $      6,309,862     $      9,409,159
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           200,002              250,002
Shares sold.........................................................................                --                   --
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................           (50,000)             (50,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................           150,002              200,002
                                                                                      ================     ================


Page 84                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                         INDXX GLOBAL                               FIRST TRUST
       SMART GRID INFRASTRUCTURE                      NATURAL RESOURCES                           INDXX GLOBAL
               INDEX FUND                                INCOME ETF                              AGRICULTURE ETF
                 (GRID)                                    (FTRI)                                    (FTAG)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2020             9/30/2019            9/30/2020             9/30/2019           9/30/2020            9/30/2019
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $        468,582      $        387,177     $        314,979     $        493,235     $         62,970     $         78,703
        1,516,049               142,524           (1,111,105)             243,044             (311,190)            (205,446)
               --                    --                   --                   --                   --                   --
        7,530,176                27,773               20,445           (1,131,308)             142,251             (414,894)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        9,514,807               557,474             (775,681)            (395,029)            (105,969)            (541,637)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


         (369,941)             (360,196)            (343,681)            (478,011)             (54,334)            (100,503)
               --                    --                   --                   --                   --               (6,587)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
         (369,941)             (360,196)            (343,681)            (478,011)             (54,334)            (107,090)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       22,728,389                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
       (2,526,309)           (6,298,315)            (592,651)            (582,416)                  --           (1,129,832)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       20,202,080            (6,298,315)            (592,651)            (582,416)                  --           (1,129,832)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       29,346,946            (6,101,037)          (1,712,013)          (1,455,456)            (160,303)          (1,778,559)


       27,232,037            33,333,074            7,452,330            8,907,786            3,200,304            4,978,863
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     56,578,983      $     27,232,037     $      5,740,317     $      7,452,330     $      3,040,001     $      3,200,304
 ================      ================     ================     ================     ================     ================


          550,002               700,002              650,002              700,002              139,928              189,928
          400,000                    --                   --                   --                   --                   --
               --                    --                   --                   --                   --                   --
          (50,000)             (150,000)             (50,000)             (50,000)                  --              (50,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          900,002               550,002              600,002              650,002              139,928              139,928
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 85

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                      BICK
                                                                                                   INDEX FUND
                                                                                                     (BICK)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2020            9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        558,660     $      1,840,415
Net realized gain (loss)............................................................        (4,705,431)         (10,954,662)
Net increase from payment by the advisor............................................                --                   --
Net change in unrealized appreciation (depreciation)................................         4,781,924            2,602,806
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................           635,153           (6,511,441)
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (775,621)          (2,279,891)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (775,621)          (2,279,891)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................         7,430,446           17,424,177
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (62,855,887)         (82,778,057)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       (55,425,441)         (65,353,880)
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       (55,565,909)         (74,145,212)

NET ASSETS:
Beginning of period.................................................................       116,503,244          190,648,456
                                                                                      ----------------     ----------------
End of period.......................................................................  $     60,937,335     $    116,503,244
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................         4,550,002            7,200,002
Shares sold.........................................................................           250,000              650,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................        (2,700,000)          (3,300,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         2,100,002            4,550,002
                                                                                      ================     ================



Page 86                 See Notes to Financial Statements

                                                         FIRST TRUST
              FIRST TRUST                                  NASDAQ                                  FIRST TRUST
              INDXX NEXTG                                GLOBAL AUTO                             CLOUD COMPUTING
                  ETF                                    INDEX FUND                                    ETF
                 (NXTG)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------
    Year Ended            Year Ended           Year Ended           Year Ended           Year Ended           Year Ended
    9/30/2020             9/30/2019            9/30/2020            9/30/2019            9/30/2020            9/30/2019
------------------    ------------------   ------------------   ------------------   ------------------   ------------------

 $      5,543,997      $      1,029,361     $        204,420     $        610,100     $      7,732,715     $     20,846,125
       11,563,540              (589,594)           3,036,237           (1,056,565)         381,228,554          372,621,864
               --                    --                   --                   --                   --                   --
       52,847,743             6,528,478            1,129,834             (912,086)         797,519,832         (414,864,808)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       69,955,280             6,968,245            4,370,491          (1,358,551)        1,186,481,101          (21,396,819)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (5,116,621)             (721,966)            (256,391)            (605,577)          (8,515,791)         (21,035,531)
               --                    --                   --                   --                   --                   --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (5,116,621)             (721,966)            (256,391)            (605,577)          (8,515,791)         (21,035,531)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


      384,483,696           177,245,669           11,510,144            6,429,028        2,872,076,000        1,872,262,095
               --                    --                   --                   --                   --                   --
      (54,802,400)           (4,846,339)          (4,001,084)          (5,009,096)      (1,254,414,356)      (1,728,771,629)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

      329,681,296           172,399,330            7,509,060            1,419,932        1,617,661,644          143,490,466
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
      394,519,955           178,645,609           11,623,160             (544,196)       2,795,626,954          101,058,116


      196,015,252            17,369,643           17,623,241           18,167,437        2,168,197,624        2,067,139,508
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $    590,535,207      $    196,015,252     $     29,246,401     $     17,623,241     $  4,963,824,578     $  2,168,197,624
 ================      ================     ================     ================     ================     ================


        3,900,002               350,002              550,002              500,002           38,450,002           36,450,002
        7,100,000             3,650,000              300,000              200,000           43,350,000           32,550,000
               --                    --                   --                   --                   --                   --
       (1,000,000)             (100,000)            (100,000)            (150,000)         (18,550,000)         (30,550,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       10,000,002             3,900,002              750,002              550,002           63,250,002           38,450,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 87

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                   FIRST TRUST
                                                                                                  INTERNATIONAL
                                                                                                     EQUITY
                                                                                                OPPORTUNITIES ETF
                                                                                                     (FPXI)
                                                                                     ---------------------------------------
                                                                                         Year Ended           Year Ended
                                                                                         9/30/2020            9/30/2019
                                                                                     ------------------   ------------------
OPERATIONS:
Net investment income (loss)........................................................  $        398,607     $        202,382
Net realized gain (loss)............................................................         7,966,839              (45,960)
Net increase from payment by the advisor............................................               806                   --
Net change in unrealized appreciation (depreciation)................................        33,900,257               74,278
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from operations..................................................................        42,266,509              230,700
                                                                                      ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations...............................................................          (374,400)            (200,971)
Return of capital...................................................................                --                   --
                                                                                      ----------------     ----------------
Total distributions to shareholders.................................................          (374,400)            (200,971)
                                                                                      ----------------     ----------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...........................................................       354,994,527           16,491,543
Proceeds from shares acquired through reorganization................................                --                   --
Cost of shares redeemed.............................................................       (71,013,884)         (11,912,293)
                                                                                      ----------------     ----------------
Net increase (decrease) in net assets resulting
   from shareholder transactions....................................................       283,980,643            4,579,250
                                                                                      ----------------     ----------------
Total increase (decrease) in net assets.............................................       325,872,752            4,608,979

NET ASSETS:
Beginning of period.................................................................        30,930,679           26,321,700
                                                                                      ----------------     ----------------
End of period.......................................................................  $    356,803,431     $     30,930,679
                                                                                      ================     ================

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.............................................           850,002              750,002
Shares sold.........................................................................         6,850,000              450,000
Shares issued through reorganization................................................                --                   --
Shares redeemed.....................................................................        (1,400,000)            (350,000)
                                                                                      ----------------     ----------------
Shares outstanding, end of period...................................................         6,300,002              850,002
                                                                                      ================     ================


Page 88                 See Notes to Financial Statements

              FIRST TRUST
                 NASDAQ
           CYBERSECURITY ETF
                 (CIBR)
----------------------------------------
    Year Ended            Year Ended
    9/30/2020             9/30/2019
------------------    ------------------

 $     23,199,240      $      1,655,281
      105,970,783            22,519,656
               --                    --
      233,902,808           (63,337,740)
 ----------------      ----------------

      363,072,831           (39,162,803)
 ----------------      ----------------


      (23,668,226)           (1,844,090)
               --                    --
 ----------------      ----------------
      (23,668,226)           (1,844,090)
 ----------------      ----------------


    1,421,549,328           406,227,662
               --                    --
     (561,615,357)         (233,244,459)
 ----------------      ----------------

      859,933,971           172,983,203
 ----------------      ----------------
    1,199,338,576           131,976,310


      979,649,796           847,673,486
 ----------------      ----------------
 $  2,178,988,372      $    979,649,796
 ================      ================


       35,450,002            29,750,002
       44,800,000            14,350,000
               --                    --
      (17,600,000)           (8,650,000)
 ----------------      ----------------
       62,650,002            35,450,002
 ================      ================


                        See Notes to Financial Statements                Page 89

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     12.75      $     13.12      $     13.61     $     11.82      $     11.92
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.52             0.66             0.59            0.42             0.55
Net realized and unrealized gain (loss)                (2.50)           (0.37)           (0.49)           1.79            (0.10)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (1.98)            0.29             0.10            2.21             0.45
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.50)           (0.66)           (0.59)          (0.42)           (0.55)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     10.27      $     12.75      $     13.12     $     13.61      $     11.82
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (15.64)%           2.35%            0.74%          18.93%            3.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   180,227      $   293,918      $   454,824     $   529,527      $   165,490

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.57%            0.58%            0.57%           0.60%            0.60%
Ratio of net expenses to average net assets             0.57%            0.58%            0.57%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   3.84%            4.84%            4.25%           3.96%            4.63%
Portfolio turnover rate (b)                               98%              24%              35%             21%              34%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     49.44      $     45.07      $     44.96     $     46.18      $     41.00
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.62             1.25             1.48            0.89             0.90
Net realized and unrealized gain (loss)                (9.27)            4.55             0.31           (0.65)            5.20
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (8.65)            5.80             1.79            0.24             6.10
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.97)           (1.43)           (1.68)          (1.46)           (0.92)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     38.82      $     49.44      $     45.07     $     44.96      $     46.18
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (18.12)%          13.19%            3.99%           0.67%           14.95%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    32,671      $    56,436      $    45,074     $    51,700      $    71,576

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.85%            0.89%            0.85%           0.70%            0.72%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   2.52%            2.61%            3.48%           2.40%            2.53%
Portfolio turnover rate (b)                                7%               7%               9%              6%               6%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 90                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     22.90      $     25.16      $     25.73     $     23.49      $     21.62
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.30             1.39             1.15            1.03             1.07
Net realized and unrealized gain (loss)                (5.04)           (2.24)           (0.58)           2.23             1.82
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (3.74)           (0.85)            0.57            3.26             2.89
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.31)           (1.41)           (1.14)          (1.02)           (1.02)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     17.85      $     22.90      $     25.16     $     25.73      $     23.49
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (16.33)%          (3.21)%           2.26%          14.14%           13.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   344,489      $   532,532      $   484,280     $   470,887      $   344,068

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.57%            0.59%            0.58%           0.58%            0.58%
Ratio of net expenses to average net assets             0.57%            0.59%            0.58%           0.58%            0.58%
Ratio of net investment income (loss) to
   average net assets                                   6.16%            6.20%            4.48%           4.43%            4.63%
Portfolio turnover rate (b)                               67%              31%              31%             35%              43%


FIRST TRUST GLOBAL WIND ENERGY ETF (FAN)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     13.13      $     12.50      $     13.13     $     13.30      $     10.38
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.26             0.30             0.28            0.41             0.20
Net realized and unrealized gain (loss)                 4.33             0.64            (0.66)           0.32             2.93
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        4.59             0.94            (0.38)           0.73             3.13
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.27)           (0.31)           (0.25)          (0.90)           (0.21)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     17.45      $     13.13      $     12.50     $     13.13      $     13.30
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       35.42%            7.58%           (2.92)%          6.21%           30.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   205,075      $    75,502      $    79,362     $   100,467      $    87,096

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.66%            0.71%            0.68%           0.71%            0.74%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   1.86%            2.32%            2.21%           2.88%            1.80%
Portfolio turnover rate (b)                               42%              30%              22%             78%              26%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 91

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST GLOBAL ENGINEERING AND CONSTRUCTION ETF (FLM)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     47.05      $     56.78      $     56.89     $     48.63      $     44.17
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            1.28             0.87             0.79            0.62             0.96
Net realized and unrealized gain (loss)                (4.93)           (9.71)            0.16            8.27             4.46
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (3.65)           (8.84)            0.95            8.89             5.42
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (1.33)           (0.89)           (1.06)          (0.63)           (0.96)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     42.07      $     47.05      $     56.78     $     56.89      $     48.63
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       (7.52)%         (15.64)%           1.67%          18.39%           12.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     6,310      $     9,409      $    14,194     $    17,066      $    14,588

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           1.43%            1.21%            0.88%           0.92%            1.03%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
     average net assets                                 2.68%            1.64%            1.45%           1.20%            2.01%
Portfolio turnover rate (b)                               20%              14%              16%             20%              28%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     49.51      $     47.62      $     49.00     $     39.19      $     31.52
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.58             0.67             0.52            0.57             0.42
Net realized and unrealized gain (loss)                13.27             1.84            (1.32)           9.82             7.65
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       13.85             2.51            (0.80)          10.39             8.07
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.49)           (0.62)           (0.58)          (0.58)           (0.40)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     62.87      $     49.51      $     47.62     $     49.00      $     39.19
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       28.10%            5.32%           (1.66)%         26.73%           25.77%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    56,579      $    27,232      $    33,333     $    26,951      $    13,715

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.75%            0.82%            0.74%           0.84%            1.07%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
    average net assets                                  1.30%            1.40%            1.10%           1.44%            1.27%
Portfolio turnover rate (b)                               53%              31%              60%             32%              37%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 92                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INDXX GLOBAL NATURAL RESOURCES INCOME ETF (FTRI)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     11.47      $     12.73      $     11.88     $     10.66      $     10.99
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.53             0.72             0.48            0.41             0.33
Net realized and unrealized gain (loss)                (1.86)           (1.28)            0.83            1.22            (0.32)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (1.33)           (0.56)            1.31            1.63             0.01
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.57)           (0.70)           (0.46)          (0.41)           (0.34)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $      9.57      $     11.47      $     12.73     $     11.88      $     10.66
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                      (11.80)%          (4.42)%          11.12%          15.47%            0.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     5,740      $     7,452      $     8,908     $     8,913      $    10,663

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   4.94%            5.95%            3.74%           3.39%            3.00%
Portfolio turnover rate (b)                               66%              84%              50%             61%             179% (c)


FIRST TRUST INDXX GLOBAL AGRICULTURE ETF (FTAG)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     22.87      $     26.21      $     26.96     $     21.55      $     26.90
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.45             0.51             0.44            0.39             0.20
Net realized and unrealized gain (loss)                (1.20)           (3.17)           (0.83)           5.41            (5.46)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       (0.75)           (2.66)           (0.39)           5.80            (5.26)
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.39)           (0.64)           (0.36)          (0.39)           (0.09)
Return on capital                                         --            (0.04)              --              --               --
                                                 -----------      -----------      -----------     -----------      -----------
Total distributions                                    (0.39)           (0.68)           (0.36)          (0.39)           (0.09)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     21.73      $     22.87      $     26.21     $     26.96      $     21.55
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       (3.19)%         (10.16)%          (1.46)%         27.09%          (18.92)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $     3,040      $     3,200      $     4,979     $     7,816      $     4,093

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.72% (d)
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.72% (d)
Ratio of net investment income (loss) to
   average net assets                                   2.16%            1.93%            1.56%           1.80%            1.74%
Portfolio turnover rate (b)                               17%              20%              30%             38%             137% (c)

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(c) The variation in the portfolio turnover rate is due to the change in the Fund's underlying index effective on the close of business December 18, 2015, which resulted in a complete rebalance of the Fund's portfolio.

(d) Includes foreign capital gains tax. If this tax expense was not included, the expense ratio would have been 0.70%.


                        See Notes to Financial Statements                Page 93

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     25.61      $     26.48      $     28.77     $     22.94      $     18.76
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.08             0.33             0.40            0.33             0.28
Net realized and unrealized gain (loss)                 3.53            (0.80)           (2.34)           5.85             4.19
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        3.61            (0.47)           (1.94)           6.18             4.47
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.20)           (0.40)           (0.35)          (0.35)           (0.29)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     29.02      $     25.61      $     26.48     $     28.77      $     22.94
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       14.07%           (1.76)%          (6.82)%         27.14%           23.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    60,937      $   116,503      $   190,648     $   202,863      $     8,029

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net expenses to average net assets             0.64%            0.64%            0.64%           0.64%            0.64%
Ratio of net investment income (loss) to
    average net assets                                  0.60%            1.25%            1.33%           2.15%            1.37%
Portfolio turnover rate (b)                               58%              66%              65%             86%              59%


FIRST TRUST INDXX NEXTG ETF (NXTG)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     50.26      $     49.63      $     50.52     $     41.29      $     34.93
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.69             0.37             0.72            0.44             0.47
Net realized and unrealized gain (loss)                 8.79             0.50            (0.60)           9.29             6.34
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        9.48             0.87             0.12            9.73             6.81
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.69)           (0.24)           (1.01)          (0.50)           (0.45)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     59.05      $     50.26      $     49.63     $     50.52      $     41.29
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       18.97%            1.78%            0.20%          23.68%           19.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   590,535      $   196,015      $    17,370     $    17,683      $    10,324

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
      average net assets                                1.52%            1.73%            1.34%           1.04%            1.14%
Portfolio turnover rate (b)                               30%              59%              80%             18%              28%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 94                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     32.04      $     36.33      $     40.25     $     33.39      $     33.46
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.34             1.02             0.98            0.87             0.80
Net realized and unrealized gain (loss)                 7.07            (4.28)           (3.98)           6.87            (0.09)
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        7.41            (3.26)           (3.00)           7.74             0.71
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.45)           (1.03)           (0.92)          (0.88)           (0.78)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     39.00      $     32.04      $     36.33     $     40.25      $     33.39
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       23.33%           (8.97)%          (7.57)%         23.46%            2.24%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $    29,246      $    17,623      $    18,167     $    18,112      $    21,705

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.70%
Ratio of net investment income (loss) to
   average net assets                                   1.09%            3.19%            2.44%           2.20%            2.16%
Portfolio turnover rate (b)                               36%              24%              16%             17%              17%


FIRST TRUST CLOUD COMPUTING ETF (SKYY)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     56.39      $     56.71      $     41.88     $     34.17      $     28.08
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.16             0.59             0.14            0.13             0.15
Net realized and unrealized gain (loss)                22.10            (0.31)           14.84            7.72             6.09
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       22.26             0.28            14.98            7.85             6.24
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.17)           (0.60)           (0.15)          (0.14)           (0.15)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     78.48      $     56.39      $     56.71     $     41.88      $     34.17
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (a)                                       39.54%            0.57%           35.80%          23.00%           22.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 4,963,825      $ 2,168,198      $ 2,067,140     $ 1,088,930      $   587,642

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   0.24%            1.02%            0.28%           0.34%            0.49%
Portfolio turnover rate (b)                               35%              85%               7%             14%              23%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(b) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 95

FIRST TRUST EXCHANGE-TRADED FUND II

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST INTERNATIONAL EQUITY OPPORTUNITIES ETF (FPXI)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     36.39      $     35.10      $     34.51     $     27.47      $     25.24
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.11             0.30             0.49            0.22             0.51
Net realized and unrealized gain (loss)                20.32 (a)         1.29             0.66            7.07             2.14
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                       20.43             1.59             1.15            7.29             2.65
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.18)           (0.30)           (0.56)          (0.25)           (0.42)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     56.64      $     36.39      $     35.10     $     34.51      $     27.47
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       56.24% (a)        4.60%            3.35%          26.71%           10.62%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $   356,803      $    30,931      $    26,322     $    22,429      $     2,748

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.70%            0.70%            0.70%           0.70%            0.71% (c)
Ratio of net expenses to average net assets             0.70%            0.70%            0.70%           0.70%            0.71% (c)
Ratio of net investment income (loss) to
   average net assets                                   0.38%            0.86%            1.42%           1.62%            2.25%
Portfolio turnover rate (d)                              114%              98%              83%             58%              75%


FIRST TRUST NASDAQ CYBERSECURITY ETF (CIBR)

                                                                            YEAR ENDED SEPTEMBER 30,
                                                --------------------------------------------------------------------------------
                                                    2020             2019             2018            2017             2016
                                                -------------    -------------    -------------   -------------    -------------
Net asset value, beginning of period             $     27.63      $     28.49      $     21.85     $     19.77      $     17.15
                                                 -----------      -----------      -----------     -----------      -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                            0.50             0.06             0.02            0.03             0.23
Net realized and unrealized gain (loss)                 7.16            (0.86)            6.64            2.09             2.62
                                                 -----------      -----------      -----------     -----------      -----------
Total from investment operations                        7.66            (0.80)            6.66            2.12             2.85
                                                 -----------      -----------      -----------     -----------      -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                  (0.51)           (0.06)           (0.02)          (0.04)           (0.23)
                                                 -----------      -----------      -----------     -----------      -----------
Net asset value, end of period                   $     34.78      $     27.63      $     28.49     $     21.85      $     19.77
                                                 ===========      ===========      ===========     ===========      ===========
TOTAL RETURN (b)                                       28.27%           (2.78)%          30.49%          10.73%           16.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)             $ 2,178,988      $   979,650      $   847,673     $   313,575      $   102,815

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets           0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net expenses to average net assets             0.60%            0.60%            0.60%           0.60%            0.60%
Ratio of net investment income (loss) to
   average net assets                                   1.54%            0.20%            0.04%           0.13%            1.37%
Portfolio turnover rate (d)                               46%              58%              56%             67%              49%

(a) The Fund received a payment from the advisor in the amount of $806, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund's total return.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 96                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchange-traded funds. This report covers the fourteen funds listed below:

        First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
           Inc. ("NYSE Arca") ticker "FDD")
        First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
           (NYSE Arca ticker "FFR")
        First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
           ticker "FGD")
        First Trust Global Wind Energy ETF - (NYSE Arca ticker "FAN")
        First Trust Global Engineering and Construction ETF - (NYSE Arca ticker
           "FLM")
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
           Fund - (The Nasdaq Stock Market LLC ("Nasdaq") ticker "GRID")
        First Trust Indxx Global Natural Resources Income ETF - (Nasdaq ticker
           "FTRI")
        First Trust Indxx Global Agriculture ETF - (Nasdaq ticker "FTAG")
        First Trust BICK Index Fund - (Nasdaq ticker "BICK")
        First Trust Indxx NextG ETF - (Nasdaq ticker "NXTG")
        First Trust NASDAQ Global Auto Index Fund - (Nasdaq ticker "CARZ") First Trust Cloud Computing ETF - (Nasdaq ticker "SKYY")
        First Trust International Equity Opportunities ETF - (Nasdaq ticker
           "FPXI")
        First Trust Nasdaq Cybersecurity ETF - (Nasdaq ticker "CIBR")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones Global Select Dividend Index
First Trust Global Wind Energy ETF                                              ISE Clean Edge Global Wind Energy(TM) Index
First Trust Global Engineering and Construction ETF                             ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                                Infrastructure Index(SM)
First Trust Indxx Global Natural Resources Income ETF                           Indxx Global Natural Resources Income Index
First Trust Indxx Global Agriculture ETF                                        Indxx Global Agriculture Index
First Trust BICK Index Fund                                                     ISE BICK(TM) Index
First Trust Indxx NextG ETF                                                     Indxx 5G & NextG Thematic Index(SM)
First Trust NASDAQ Global Auto Index Fund                                       NASDAQ OMX Global Automobile Index(SM)
First Trust Cloud Computing ETF                                                 ISE CTA Cloud Computing(TM) Index
First Trust International Equity Opportunities ETF                              IPOX(R) International Index
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq CTA Cybersecurity Index(SM)


                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and 8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2020, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

Offsetting Assets and Liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

"Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2020, only FAN, FTRI, BICK, NXTG, SKYY, and FPXI had securities in the securities lending program. During the fiscal year ended September 30, 2020, FAN, FLM, GRID, FTRI, BICK, NXTG, CARZ, SKYY, and FPXI participated in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. REPURCHASE AGREEMENTS

Repurchase agreements involve the purchase of securities subject to the seller's agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement ("MRA"). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds' custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund's portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund is less than the repurchase price and the Fund's costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended September 30, 2020, were received as collateral for lending securities.


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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $      9,499,846  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,248,427              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               29,511,768              --              --
First Trust Global Wind Energy ETF                                                     2,010,555              --              --
First Trust Global Engineering and Construction ETF                                      207,908              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 369,941              --              --
First Trust Indxx Global Natural Resources Income ETF                                    343,681              --              --
First Trust Indxx Global Agriculture ETF                                                  54,334              --              --
First Trust BICK Index Fund                                                              775,621              --              --
First Trust Indxx NextG ETF                                                            5,116,621              --              --
First Trust NASDAQ Global Auto Index Fund                                                256,391              --              --
First Trust Cloud Computing ETF                                                        8,515,791              --              --
First Trust International Equity Opportunities ETF                                       374,400              --              --
First Trust Nasdaq Cybersecurity ETF                                                  23,668,226              --              --

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2019 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     16,448,343  $           --  $           --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  1,495,051              --              --
First Trust Dow Jones Global Select Dividend Index Fund                               30,379,078              --              --
First Trust Global Wind Energy ETF                                                     1,723,721              --              --
First Trust Global Engineering and Construction ETF                                      185,587              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 360,196              --              --
First Trust Indxx Global Natural Resources Income ETF                                    478,011              --              --
First Trust Indxx Global Agriculture ETF                                                 100,503              --           6,587
First Trust BICK Index Fund                                                            2,279,891              --              --
First Trust Indxx NextG ETF                                                              721,966              --              --
First Trust NASDAQ Global Auto Index Fund                                                605,577              --              --
First Trust Cloud Computing ETF                                                       21,035,531              --              --
First Trust International Equity Opportunities ETF                                       200,971              --              --
First Trust Nasdaq Cybersecurity ETF                                                   1,844,090              --              --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

As of September 30, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $        380,186  $  (81,101,625) $  (12,884,201)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                   (251,577)     (1,691,617)     (4,084,438)
First Trust Dow Jones Global Select Dividend Index Fund                                1,576,766    (186,630,804)    (54,093,868)
First Trust Global Wind Energy ETF                                                       429,387     (52,994,765)     31,508,745
First Trust Global Engineering and Construction ETF                                       32,482      (8,168,805)       (960,729)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                 123,852        (539,435)      6,601,084
First Trust Indxx Global Natural Resources Income ETF                                     16,695     (62,199,679)       (214,915)
First Trust Indxx Global Agriculture ETF                                                   8,460     (19,483,636)       (201,614)
First Trust BICK Index Fund                                                              (64,502)    (29,890,192)         45,818
First Trust Indxx NextG ETF                                                              747,042        (224,785)     58,024,082
First Trust NASDAQ Global Auto Index Fund                                                 23,284      (3,770,920)     (2,633,631)
First Trust Cloud Computing ETF                                                               --     (97,889,957)    756,297,018
First Trust International Equity Opportunities ETF                                       112,434      (7,618,211)     34,159,548
First Trust Nasdaq Cybersecurity ETF                                                     (28,233)    (45,776,590)    236,017,450

H. INCOME AND OTHER TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in "Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax" on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in "Net realized gain
(loss) on foreign capital gains tax" on the Statements of Operations.

India's Finance Bill, 2018 ("Finance Bill, 2018") was enacted into law on March 29, 2018 and amongst other provisions, it introduced a long-term capital gains tax beginning April 1, 2018. Long-term capital gains on the sale of listed shares in excess of INR 0.1 million are taxed at the rate of 10% (plus applicable surcharge and cess (which is a type of tax)) subject to satisfaction of certain conditions. Long-term capital gains accruing as of January 31, 2018 are considered exempt due to a grandfather clause in the provision. The aforesaid exemption from long-term capital gains tax is available with respect to shares acquired between October 1, 2004 and March 31, 2018 only if on such acquisitions Securities Transaction Tax ("STT") was chargeable. Certain exceptions in this regard, such as acquisition of shares in a public offer, bonus, rights issued, etc. for which the condition of chargeability of STT on acquisition is not applicable, have been notified.

In the case of the sale of listed shares held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 15% (plus applicable surcharge and cess) provided the shares are sold on the stock exchange and subjected to STT. For above purposes, the applicable rate of surcharge is 2% or 5% (depending on the level of income of the Fund). The Finance Bill, 2018 increases the cess imposed on the sum of tax and surcharge from 3% to 4%. The cess 4% rate is applied to the capital gains tax, resulting in a higher effective rate of capital gains tax.

Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains are taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess). The Finance Bill, 2018, approves the carry forward of long-term capital losses to be offset against long-term capital gains. Short-term losses can be netted against both short-term gains and long-term gains.

Until March 31, 2020, dividends received by the Fund from Indian companies were exempt from tax in India because Indian companies were required to pay dividend distribution tax. The Indian Finance Act, 2020 has amended the dividend taxation framework effective April 1, 2020 and accordingly dividends would now be taxable in the hands of the shareholders at 20%, plus applicable surcharge and cess. Subsequent to the Indian Finance Act, 2020, "The Taxation and Other Laws (Relaxation and Amendment of Certain Provisions) Bill, 2020" (the "Bill") was enacted into law and is effective retroactively to April 1, 2020. The Bill caps the maximum surcharge at 15% of the tax on dividend income earned by the Fund. The highest effective tax rate proposed for non-corporate entities on dividends

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

will be 23.92%. Note the Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.

Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund's shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2017, 2018, 2019 and 2020 remain open to federal and state audit. As of September 30, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                                                     Non-Expiring
                                                                                     Capital Loss
                                                                                     Carryforwards
                                                                                 ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                             $ 81,101,625
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund*                  1,691,617
First Trust Dow Jones Global Select Dividend Index Fund                               186,630,804
First Trust Global Wind Energy ETF                                                     52,994,765
First Trust Global Engineering and Construction ETF                                     8,168,805
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  539,435
First Trust Indxx Global Natural Resources Income ETF                                  62,199,679
First Trust Indxx Global Agriculture ETF                                               19,483,636
First Trust BICK Index Fund                                                            29,890,192
First Trust Indxx NextG ETF                                                               224,785
First Trust NASDAQ Global Auto Index Fund                                               3,770,920
First Trust Cloud Computing ETF                                                        97,889,957
First Trust International Equity Opportunities ETF                                      7,618,211
First Trust Nasdaq Cybersecurity ETF                                                   45,776,590

* $75,097 of First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund's non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of $38,346 per year.

During the taxable year ended September 30, 2020, the following Funds utilized non-expiring capital loss carryforwards in the following amounts:

                                                                                     Capital Loss
                                                                                     Carryforward
                                                                                       Utilized
                                                                                 ---------------------
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             $    858,833
First Trust Indxx NextG ETF                                                             1,521,443
First Trust NASDAQ Global Auto Index Fund                                                 146,570

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2020, the following Funds incurred and elected to defer late year ordinary or capital losses as follows:

                                                                                Qualified Late Year Losses
                                                                           -------------------------------------
                                                                           Ordinary Losses        Capital Losses
                                                                           ---------------        --------------
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
   Index Fund                                                              $       251,577        $           --
First Trust BICK Index Fund                                                         64,502                    --
First Trust Nasdaq Cybersecurity ETF                                                28,233                    --

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2020, the adjustments for each Fund were as follows:

                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment   Gain (Loss) on     Paid-in
                                                                                 Income (Loss)     Investments       Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $       (104,122) $    5,371,751  $   (5,267,629)
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
   Index Fund                                                                            540,703        (381,665)       (159,038)
First Trust Dow Jones Global Select Dividend Index Fund                                  221,223      19,283,688     (19,504,911)
First Trust Global Wind Energy ETF                                                        56,316        (440,373)        384,057
First Trust Global Engineering and Construction ETF                                       12,439        (530,112)        517,673
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    (843)     (2,284,973)      2,285,816
First Trust Indxx Global Natural Resources Income ETF                                      5,728         (41,298)         35,570
First Trust Indxx Global Agriculture ETF                                                    (176)            176              --
First Trust BICK Index Fund                                                               70,226         (82,357)         12,131
First Trust Indxx NextG ETF                                                              (86,822)    (11,569,490)     11,656,312
First Trust NASDAQ Global Auto Index Fund                                                (15,121)     (3,182,398)      3,197,519
First Trust Cloud Computing ETF                                                          783,076    (442,760,032)    441,976,956
First Trust International Equity Opportunities ETF                                        14,413     (14,050,415)     14,036,002
First Trust Nasdaq Cybersecurity ETF                                                     440,753    (146,620,138)    146,179,385

I. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, and First Trust Nasdaq Cybersecurity ETF (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by the Advisor. General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         S&P Dow Jones Indices LLC
First Trust Global Wind Energy ETF                                              Nasdaq, Inc.
First Trust Global Engineering and Construction ETF                             Nasdaq, Inc.
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        Nasdaq, Inc.
First Trust Indxx Global Natural Resources Income ETF                           Indxx, LLC
First Trust Indxx Global Agriculture ETF                                        Indxx, LLC
First Trust BICK Index Fund                                                     Nasdaq, Inc.
First Trust Indxx NextG ETF                                                     Indxx, LLC
First Trust NASDAQ Global Auto Index Fund                                       Nasdaq, Inc.
First Trust Cloud Computing ETF                                                 Nasdaq, Inc.
First Trust International Equity Opportunities ETF                              IPOX(R) Schuster LLC
First Trust Nasdaq Cybersecurity ETF                                            Nasdaq, Inc.

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds, except for the Unitary Fee Funds, are required to pay licensing fees, which are shown on the Statements of Operations. The licensing fees for the Unitary Fee Funds are paid by First Trust from the unitary investment advisory fees it receives from each of these Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding fee payments under the Investment Management Agreement, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage expense, acquired fund fees and expenses, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust Indxx Global Natural Resources Income ETF            0.70%
First Trust Indxx Global Agriculture ETF                         0.70%
First Trust BICK Index Fund                                      0.64%
First Trust Indxx NextG ETF                                      0.70%
First Trust NASDAQ Global Auto Index Fund                        0.70%
First Trust Cloud Computing ETF                                  0.60%
First Trust International Equity Opportunities ETF               0.70%
First Trust Nasdaq Cybersecurity ETF                             0.60%

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets.

For the Expense Cap Funds, the Trust and First Trust have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which First Trust has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, acquired fund fees and expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2022.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

                                                                                         Expense Cap
                                                                                        -------------
First Trust STOXX(R) European Select Dividend Index Fund                                    0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       0.60%
First Trust Dow Jones Global Select Dividend Index Fund                                     0.60%
First Trust Global Wind Energy ETF                                                          0.60%
First Trust Global Engineering and Construction ETF                                         0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. These amounts would be included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the fiscal year ended September 30, 2020 and the fees waived or expenses borne by First Trust subject to recovery from the applicable Fund for the periods indicated were as follows:

                                                                                  Fees Waived or Expenses Borne by First Trust
                                                                                              Subject to Recovery
                                                                                  --------------------------------------------
                                                           Advisory    Expense       Year        Year        Year
                                                             Fee        Reim-       Ended       Ended       Ended
                                                           Waivers    bursements  9/30/2018   9/30/2019   9/30/2020    Total
                                                          ----------  ----------  ----------  ----------  ----------  --------
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund                         $  114,648  $       --  $  117,546  $  140,904  $  114,648  $373,098
First Trust Global Wind Energy ETF                            69,675          --      71,385      83,187      69,675   224,247
First Trust Global Engineering and
   Construction ETF                                           30,437      24,880      33,419      57,523      55,317   146,259
First Trust NASDAQ(R) Clean Edge(R) Smart Grid
   Infrastructure Index Fund                                  17,751          --      13,940      32,068      17,751    63,759

For the fiscal year ended September 30, 2020, the First Trust International Equity Opportunities ETF received a payment from the Advisor of $806 in connection with a trade error.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020


                               4. REORGANIZATION

On March 11, 2019, the Board of Trustees of FFR approved a reorganization of FFR with the First Trust Heitman Global Prime Real Estate ETF ("PRME"). The merger was completed on September 16, 2019. FFR was the surviving fund.

Under the terms of the reorganization, which was tax-free, the assets of PRME were transferred to, and the liabilities of PRME were assumed by, FFR in exchange for shares of FFR. The cost of the investments received from PRME was carried forward to FFR for

U.S. GAAP and tax purposes. The FFR shares were then distributed to PRME shareholders and the separate existence of PRME ceased. The reorganization was subject to certain conditions, including that the reorganization was approved on August 22, 2019, by the shareholders of PRME. When the reorganization occurred, the transactions were based on the relative NAVs of PRME and FFR.

The following table summarizes the asset transfers and conversion ratios for the reorganization.

                            Net Assets on    Unrealized    Accumulated      Shares      Acquiring                  Net Assets on
  Acquired       Shares     September 13,   Appreciation   Net Realized   Conversion   (Surviving)      Shares     September 13,
    Fund        Redeemed        2019       (Depreciation)  Gain (Loss)      Ratio          Fund         Issued         2019*
--------------------------------------------------------------------------------------------------------------------------------
    PRME        100,002      $ 2,028,889      $ 47,695      $ (65,869)     0.416055        FFR          41,606      $51,202,233

* Amount reflects net assets of FFR prior to the reorganization.

The following table summarizes the operations of the Acquired Fund for the period November 1, 2018 to September 13, 2019, and the operations of FFR, the Acquiring (Surviving) Fund, for the fiscal year ended September 30, 2019, as presented in the Statements of Operations and the combined Acquired and Acquiring (Surviving) Funds' pro-forma results of operations for the fiscal year ended September 30, 2019, assuming the acquisition had been completed on October 1, 2018.

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of PRME that have been included in FFR's Statement of Operations since September 13, 2019.

                                                                                        Net Realized
                                                                                       and Change in
                                                                            Net          Unrealized     Net Increase
                                                                         Investment     Gain (Loss)    (Decrease) from
                                                                           Income      on Investments    Operations
                                                                       --------------  --------------  ---------------
Acquired Fund for the period November 1, 2018 to September 13, 2019
   PRME                                                                $       40,759  $      197,950  $       238,709
Acquiring Fund for the fiscal year ended September 30, 2019
   FFR                                                                      1,263,898       5,011,820        6,275,718
                                                                       --------------  --------------  ---------------
Combined Totals                                                        $    1,304,657  $    5,209,770  $     6,514,427
                                                                       ==============  ==============  ===============


                      5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $    245,209,293  $  246,058,109
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  3,372,380       4,114,661
First Trust Dow Jones Global Select Dividend Index Fund                              308,285,915     310,771,577
First Trust Global Wind Energy ETF                                                    54,683,285      46,732,554
First Trust Global Engineering and Construction ETF                                    1,520,720       1,537,476
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              19,429,264      19,304,481
First Trust Indxx Global Natural Resources Income ETF                                  4,164,803       4,162,840
First Trust Indxx Global Agriculture ETF                                                 502,683         493,319
First Trust BICK Index Fund                                                           52,921,795      75,187,717
First Trust Indxx NextG ETF                                                          181,202,901     109,634,155
First Trust NASDAQ Global Auto Index Fund                                              8,743,082       6,821,246
First Trust Cloud Computing ETF                                                    1,125,794,728   1,132,324,915
First Trust International Equity Opportunities ETF                                   234,968,150     127,784,530
First Trust Nasdaq Cybersecurity ETF                                                 710,067,341     698,690,020

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

For the fiscal year ended September 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $     22,132,334  $   68,080,254
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                  2,329,108      13,168,209
First Trust Dow Jones Global Select Dividend Index Fund                               58,960,033     107,436,852
First Trust Global Wind Energy ETF                                                    93,692,238       3,072,457
First Trust Global Engineering and Construction ETF                                           --       2,449,935
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund              22,603,478       2,688,570
First Trust Indxx Global Natural Resources Income ETF                                         --         584,258
First Trust Indxx Global Agriculture ETF                                                      --              --
First Trust BICK Index Fund                                                            2,990,540      36,172,290
First Trust Indxx NextG ETF                                                          311,128,071      54,783,446
First Trust NASDAQ Global Auto Index Fund                                              9,530,673       4,132,167
First Trust Cloud Computing ETF                                                    2,869,742,455   1,250,003,140
First Trust International Equity Opportunities ETF                                   246,773,343      70,915,774
First Trust Nasdaq Cybersecurity ETF                                               1,410,317,584     562,288,200


                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2022.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020


                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust Global Wind Energy ETF, First Trust Global Engineering and Construction ETF, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust Indxx Global Natural Resources Income ETF, First Trust Indxx Global Agriculture ETF, First Trust BICK Index Fund, First Trust Indxx NextG ETF, First Trust NASDAQ Global Auto Index Fund, First Trust Cloud Computing ETF, First Trust International Equity Opportunities ETF, and First Trust Nasdaq Cybersecurity ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2020, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                                     Dividends Received
                                                                                          Deduction
                                                                                    ---------------------
First Trust STOXX(R) European Select Dividend Index Fund                                     0.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                        0.00%
First Trust Dow Jones Global Select Dividend Index Fund                                     11.65%
First Trust Global Wind Energy ETF                                                           5.90%
First Trust Global Engineering and Construction ETF                                          5.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                    23.96%
First Trust Indxx Global Natural Resources Income ETF                                       20.24%
First Trust Indxx Global Agriculture ETF                                                    36.96%
First Trust BICK Index Fund                                                                  0.00%
First Trust Indxx NextG ETF                                                                 29.39%
First Trust NASDAQ Global Auto Index Fund                                                   33.36%
First Trust Cloud Computing ETF                                                            100.00%
First Trust International Equity Opportunities ETF                                           0.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%


For the taxable year ended September 30, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                                                  Qualified Dividend Income
                                                                                  -------------------------
First Trust STOXX(R) European Select Dividend Index Fund                                   100.00%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                       10.10%
First Trust Dow Jones Global Select Dividend Index Fund                                    100.00%
First Trust Global Wind Energy ETF                                                         100.00%
First Trust Global Engineering and Construction ETF                                        100.00%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                   100.00%
First Trust Indxx Global Natural Resources Income ETF                                       90.85%
First Trust Indxx Global Agriculture ETF                                                   100.00%
First Trust BICK Index Fund                                                                 91.97%
First Trust Indxx NextG ETF                                                                 94.56%
First Trust NASDAQ Global Auto Index Fund                                                  100.00%
First Trust Cloud Computing ETF                                                            100.00%
First Trust International Equity Opportunities ETF                                         100.00%
First Trust Nasdaq Cybersecurity ETF                                                       100.00%

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September 30, 2020, may be eligible for the Qualified Business Income Deduction (QBI) under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2020, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust STOXX(R) European Select Dividend Index Fund          $  12,154,524  $       0.69   $     801,455  $       0.05
First Trust Dow Jones Global Select Dividend Index Fund              29,802,385          1.54       1,286,864          0.07
First Trust Global Wind Energy ETF                                    2,711,946          0.23         290,790          0.02
First Trust Global Engineering and Construction ETF                     221,765          1.48          12,862          0.09
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
   Index Fund                                                           540,699          0.60          51,493          0.06
First Trust Indxx Global Natural Resources Income ETF                   286,350          0.48          17,599          0.03
First Trust Indxx Global Agriculture ETF                                 69,288          0.50           9,090          0.06
First Trust BICK Index Fund                                           1,264,518          0.60         108,804          0.05
First Trust Indxx NextG ETF                                           5,799,724          0.58         628,068          0.06
First Trust NASDAQ Global Auto Index Fund                               290,836          0.39          31,918          0.04
First Trust International Equity Opportunities ETF                    1,222,479          0.19         107,798          0.02


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                              ADVISORY AGREEMENTS

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                            (NON-UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust STOXX(R) European Select Dividend Index Fund (FDD)
        First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
           (FFR)
        First Trust Dow Jones Global Select Dividend Index Fund (FGD)
        First Trust Global Engineering and Construction ETF (FLM)
        First Trust Global Wind Energy ETF (FAN)
        First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index
           Fund (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the advisory fee rate payable by each Fund under the Agreement for the services provided. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2022. For each Fund, the Board noted that expenses reimbursed and fees waived are subject to recovery by the Advisor for up to three years from the date the fee was waived or expense was incurred, but no reimbursement payment would be made by the Fund if it results in the Fund exceeding (i) the applicable expense limitation in place for the most recent fiscal year for which such expense limitation was in place, (ii) the applicable expense limitation in place at the time the fees were waived, or (iii) the current expense limitation. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's Expense Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of FGD was below the median total
(net) expense ratio of the peer funds in its Expense Group, that the total (net) expense ratio of FAN was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio of each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the advisory fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2019 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor's discussion of FLM's performance at the May 11, 2020 meeting. However, given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

On the basis of all the information provided on the fees, expenses and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the advisory fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

                              (UNITARY FEE FUNDS)

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor") on behalf of the following eight series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust Indxx NextG ETF (NXTG)
        First Trust BICK Index Fund (BICK)
        First Trust Indxx Global Natural Resources Income ETF (FTRI) First Trust Indxx Global Agriculture ETF (FTAG)
        First Trust NASDAQ Global Auto Index Fund (CARZ)
        First Trust Cloud Computing ETF (SKYY)
        First Trust International Equity Opportunities ETF (FPXI)
        First Trust Nasdaq Cybersecurity ETF (CIBR)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for CIBR was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2019 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. With respect to NXTG, the Board noted that during 2019, it approved changes to the Fund's investment objective and, effective May 29, 2019, the Fund changed its name and ticker symbol and began tracking the Indxx 5G & NextG Thematic Index and that the performance information included a blend of the old and new indexes. With respect to FTRI and FTAG, the Board noted that during 2015, shareholders of each Fund approved changes to each Fund's investment objective and, effective December 18, 2015, each Fund changed its name and ticker symbol, FTRI began tracking the Indxx Global Natural Resources Income Index and FTAG began tracking the Indxx Global Agricultural Index, and that the performance information


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

included a blend of the old and new indexes. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index and noted the Advisor's discussion of FTRI's, FTAG's and CARZ's performance at the May 11, 2020 meeting. However, given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                                  REMUNERATION

First Trust Advisors L.P. ("First Trust") is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund II funds it manages (the "Funds") in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers Directive (the "Directive"). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust's interpretation of currently available regulatory guidance on remuneration disclosures.

During the year ended December 31, 2019, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $1,703,361. This figure is comprised of $105,756 paid (or to be paid) in fixed compensation and $1,597,605 paid (or to be paid) in variable compensation. There were a total of 15 beneficiaries of the remuneration described above. Those amounts include $994,726 paid (or to be paid) to senior management of First Trust Advisors L.P. and $708,635 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, "Code Staff").

Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust's remuneration policy (the "Remuneration Policy") which is determined and implemented by First Trust's senior management. The Remuneration Policy reflects First Trust's ethos of good governance and encapsulates the following principal objectives:

      i. to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;

      ii. to promote sound and effective risk management consistent with the risk profiles of the Funds managed by First Trust; and

      iii. to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the Funds managed by First Trust in a manner that avoids conflicts of interest.

First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.

The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.

No individual is involved in setting his or her own remuneration.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in-kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during this period, including the operation of the highly liquid investment minimum for each fund, that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily holds assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                 NUMBER OF              OTHER
                                                                                               PORTFOLIOS IN       TRUSTEESHIPS OR
                               TERM OF OFFICE                                                 THE FIRST TRUST       DIRECTORSHIPS
                               AND YEAR FIRST                                                  FUND COMPLEX        HELD BY TRUSTEE
  NAME, YEAR OF BIRTH AND        ELECTED OR               PRINCIPAL OCCUPATIONS                 OVERSEEN BY          DURING PAST
  POSITION WITH THE TRUST         APPOINTED                DURING PAST 5 YEARS                    TRUSTEE              5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Officer, Wheaton Orthopedics;           187           None
(1951)                                           Limited Partner, Gundersen Real Estate
                              o Since Inception  Limited Partnership (June 1992 to
                                                 December 2016); Member, Sportsmed
                                                 LLC (April 2007 to November 2015)

Thomas R. Kadlec, Trustee     o Indefinite Term President, ADM Investors Services, Inc.             187           Director of ADM
(1957)                                           (Futures Commission Merchant)                                    Investor Services,
                              o Since Inception                                                                   Inc., ADM Investor
                                                                                                                  Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises (Financial             187           Director of Trust
(1956)                                           and Management Consulting)                                       Company of
                              o Since Inception                                                                   Illinois

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (August 2018 to Present),           187           None
(1954)                                           Managing Director and Chief Operating
                              o Since Inception  Officer (January 2015 to August 2018),
                                                 Pelita Harapan Educational Foundation
                                                 (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First Trust               187           None
Chairman of the Board                            Advisors L.P. and First Trust
(1955)                        o Since Inception  Portfolios L.P.; Chairman of the
                                                 Board of Directors, BondWave LLC
                                                 (Software Development Company)
                                                 and Stonebridge Advisors LLC
                                                 (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

                             POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                  SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas       President and Chief Executive  o Indefinite Term     Managing Director and Chief Financial Officer
(1966)               Officer                                              (January 2016 to Present), Controller (January 2011
                                                    o Since January 2016  to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC (Software
                                                                          Development Company) and Stonebridge Advisors
                                                                          LLC (Investment Advisor)

Donald P. Swade      Treasurer, Chief Financial     o Indefinite Term     Senior Vice President (July 2016 to Present), Vice
(1972)               Officer and Chief                                    President (April 2012 to July 2016), First Trust
                     Accounting Officer             o Since January 2016  Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine     Secretary and Chief            o Indefinite Term     General Counsel, First Trust Advisors L.P. and
(1960)               Legal Officer                                        First Trust Portfolios L.P.; Secretary and General
                                                    o Since Inception     Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist  Vice President                 o Indefinite Term     Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                    o Since Inception

Kristi A. Maher      Chief Compliance Officer       o Indefinite Term     Deputy General Counsel, First Trust Advisors L.P.
(1966)               and Assistant Secretary                              and First Trust Portfolios L.P.
                                                    o Since Inception

Roger F. Testin      Vice President                 o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                    o Since Inception

Stan Ueland          Vice President                 o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                    o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)


                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


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


FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund II
--------------------------------------------------------------------------------
        Book 2


First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)
First Trust Dow Jones International Internet ETF (FDNI)

----------------------
    Annual Report
  September 30, 2020
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2020

Shareholder Letter .......................................................................   2
Market Overview ..........................................................................   3
Fund Performance Overview
      First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE) .........................   4
      First Trust Dow Jones International Internet ETF (FDNI) ............................   6
Notes to Fund Performance Overview .......................................................   8
Understanding Your Fund Expenses .........................................................   9
Portfolio of Investments
      First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE)..........................  10
      First Trust Dow Jones International Internet ETF (FDNI) ............................  13
Statements of Assets and Liabilities .....................................................  15
Statements of Operations .................................................................  16
Statements of Changes in Net Assets ......................................................  17
Financial Highlights .....................................................................  18
Notes to Financial Statements ............................................................  19
Report of Independent Registered Public Accounting Firm ..................................  25
Additional Information ...................................................................  26
Board of Trustees and Officers ...........................................................  32
Privacy Policy ...........................................................................  34

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund's shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist of the Advisor, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                    ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                               SEPTEMBER 30, 2020


Dear Shareholders,

First Trust is pleased to provide you with the annual report for certain series of the First Trust Exchange-Traded Fund II (the "Funds"), which contains detailed information about the Funds for the twelve months ended September 30, 2020.

The coronavirus ("COVID-19") pandemic has been on the attack for over seven months now. Suffice it to say that we are anxiously awaiting a medical breakthrough that will help us better coexist with this virus, because there is a good chance the virus may never go away, according to experts. In late September 2020, Dr. Anthony Fauci, the leading infectious disease expert in the U.S., commented that COVID-19 vaccinations could begin as early as November or December of 2020. As it turns out, Dr. Fauci's timeline may end up being close to spot-on. Pfizer and BioNTech reported on November 9, 2020, that they are the first health care companies to successfully demonstrate that a COVID-19 vaccine can be both effective and safe in Phase 3 clinical trials on humans, according to CNBC. While scientists are seeking a COVID-19 vaccine that is at least 75% effective, their vaccine efficacy rate has eclipsed 90%. Dr. Scott Gottlieb, a former Food & Drug Administration commissioner and member of Pfizer's board, believes the vaccine, which entails two doses, could be available in limited scope by late December but widely available by the third quarter of 2021. The other breaking news in early November is that former Vice President Joe Biden appears to have defeated incumbent Donald Trump in the 2020 presidential election, though it has yet to be declared official as of November 10 due to one or potentially more state ballot recounts requested by the Trump Administration.

The virus does not appear to be going away on its own, as the President has predicted on several occasions. In fact, the medical community is concerned that a second wave may hit the U.S. during the upcoming flu season. Regardless of how things unfold in the months ahead, many pundits agree that the U.S. economy, which has made some positive strides in recent months, is going to require a few years to fully mend from the COVID-19 fallout. In September 2020, the Federal Reserve (the "Fed") stated that it expects to hold short-term interest rates near zero until two things happen: (1) the U.S. unemployment rate is back to normal (around a 4.0% unemployment rate); and (2) inflation is running at or above 2.0%. Brian Wesbury, Chief Economist at First Trust Advisors L.P., notes that the Fed does not expect to achieve both goals until 2024. We believe that one of the Fed's motivations in promoting a multi-year commitment to a near zero interest rate monetary policy is to incentivize risk-taking. By holding interest rates low, the Fed is essentially disincentivizing savings. Historically speaking, the Fed does not usually frontload this much guidance. Fed Chairman Jerome Powell has stated that he believes the economy is also in need of additional fiscal stimulus from Congress. While negotiations are underway, a deal for additional stimulus money has yet to be struck.

The 24/7 news cycle, as it is designed to do, is continuously spewing out a mixed bag of good and bad news. Election seasons only heighten it. Those of us who have worked in this industry for a long time often encourage investors, particularly those with long time horizons, to tune out the noise and stick to their respective plans. Think of it this way -- due to the COVID-19 pandemic, the amount of negative news in 2020 has likely far outpaced the good, in my opinion, and yet the S&P 500(R) Index sits in positive territory. Securities markets also digest the newsfeed and then deliver a response in the form of performance results. Year-to-date through October 9, 2020, the S&P 500(R) Index posted a total return of 9.22%, according to Bloomberg. This is after factoring in its 33.8% virus-induced plunge from February 19, 2020, through March 23, 2020. What a shame if investors got spooked listening to the news and missed out on the upside. As always, we encourage investors to stay the course!

Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 ANNUAL REPORT
                               SEPTEMBER 30, 2020

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 27 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service and Registered Rep.

STATE OF THE GLOBAL ECONOMY

The International Monetary Fund ("IMF") reported that global gross domestic product growth was more upbeat than expected in both the second and third quarters of 2020, but also stated that the global economy is still a long way from full recovery, according to Business Insider. Kristalina Georgieva, managing director of the IMF, noted that a combined $12 trillion in fiscal stimulus from some major economies enabled the second and third quarters to exceed their growth estimates. The IMF believes that the approval and rollout of a coronavirus ("COVID-19") vaccine and effective containment measures could accelerate a country's recovery. On the flipside, further outbreaks and lockdowns could drive a nation's economy back into a deep recession.

The economic fallout from the ongoing spread of COVID-19 had been a drag on global merger and acquisition activity ("M&A") in the first half of 2020, according to Mergermarket. M&A activity is a useful barometer for gauging the overall business climate as it reflects the risk appetite of CEOs and executives, in our opinion. Mergermarket, however, reported that M&A activity picked up significantly in the third quarter of 2020. The value of deals announced totaled $891.4 billion, up from $372.2 billion in the second quarter of 2020 and up from the $677.4 billion registered in the third quarter of 2019. Year-to-date through September 30, 2020, total deal volume reached $1.86 trillion, down from $2.58 trillion over the same period in 2019.

PERFORMANCE OF GLOBAL STOCKS AND BONDS

With respect to U.S. equities, the S&P 500(R), S&P MidCap 400(R) and S&P SmallCap 600(R) Indices posted total returns of 15.15%, -2.16% and -8.29%, respectively, for the 12-month period ended September 30, 2020. Large-capitalization ("cap") stocks continued to outperform their mid- and small-cap counterparts. Investors appear to be favoring larger, more well-capitalized companies amid the COVID-19 pandemic, in our opinion. Seven of the 11 sectors that comprise the S&P 500(R) Index were up on a total return basis. The top-performer was the Information Technology sector, up 47.23%, while the worst result by far came from the Energy sector, down 45.24%. As it turns out, technology companies were among the best suited to prosper under the work-from-home structure.

A Bloomberg survey of 18 equity strategists found that their average 2020 year-end price target for the S&P 500(R) Index was 3,286 as of September 16, 2020, according to its own release. The highest estimate was 3,650, while the lowest estimate was 2,800. Since the start of the year, the 2020 earnings estimate for the S&P 500(R) Index has been adjusted significantly lower, but the projection for 2021 is up notably. As of December 31, 2019, Bloomberg's 2020 and 2021 consensus earnings growth estimates for the S&P 500(R) Index stood at 9.02% and 10.72%, respectively. As of October 2, 2020, those two estimates were -19.42% and 24.23%, respectively. Analysts are expecting a strong rebound in 2021.

Over the past 12 months, the MSCI World ex USA and the MSCI Emerging Markets Indices posted total returns of 0.16% (USD) and 10.54% (USD), respectively, according to Bloomberg. The Bloomberg Barclays Global Aggregate Index of higher quality debt posted a total return of 6.24% (USD), while the Bloomberg Barclays EM Hard Currency Aggregate Index of emerging markets debt rose by 4.35% (USD), according Bloomberg. Over that same period, the U.S. dollar declined by 5.52% against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The decline in the dollar likely had a positive influence on the performance of these four foreign stock indices, in our opinion.

In the U.S. bond market, the top-performing major debt group we track was a combination of government and investment-grade corporate bonds. The Bloomberg Barclays U.S. Aggregate Bond Index posted a total return of 6.98% for the 12-month period ended September 30, 2020. The worst-performing U.S. debt group that we track was high yield corporate bonds, though it finished in positive territory. The Bloomberg Barclays U.S. Corporate High Yield Index posted a total return of 3.25%. The yield on the benchmark 10-Year Treasury Note ("T-Note") declined by 98 basis points in the period to close at 0.69% on September 30, 2020, according to Bloomberg. For comparative purposes, the average yield on the 10-Year T-Note was 2.21% for the 10-year period ended September 30, 2020.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

The First Trust IPOX(R) Europe Equity Opportunities ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the IPOX(R)-100 Europe Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FPXE." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is owned, developed, maintained and sponsored by IPOX(R) Schuster LLC. The Index seeks to measure the performance of the equity securities of the 100 largest and typically most liquid initial public offerings ("IPOs") (including spin-offs and equity carve-outs) of companies that are economically tied to Europe.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL       CUMULATIVE
                                                                                     TOTAL RETURNS       TOTAL RETURNS
                                                                                       Inception           Inception
                                                                   1 Year Ended        (10/4/18)           (10/4/18)
                                                                     9/30/20           to 9/30/20         to 9/30/20
FUND PERFORMANCE
NAV                                                                   28.33%             14.11%             30.01%
Market Price                                                          28.51%             14.33%             30.53%

INDEX PERFORMANCE
IPOX(R) 100 Europe Index                                              30.19%             15.64%             33.51%
MSCI Europe Index                                                     -0.79%              0.06%              0.11%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a net asset value ("NAV") return of 28.33% during the period covered by this report. During the same period, the MSCI Europe Index (the "Benchmark") generated a return of -0.79%. Over the period, the Fund allocated 28.8% to the Health Care Sector, which was more than the weight given to any other sector. Investments in Health Care returned 21.5% during the period, contributing 7.1% to the Fund's return. Consumer Discretionary sector stocks provided a greater contribution to the Fund's return than any other sector during the period. With an allocation of 18.6%, Consumer Discretionary stocks returned 40.5% and contributed 8.2% to the Fund's total return. Investments in the Energy sector caused the greatest drag on the Fund's portfolio. This sector received a 0.4% allocation during the period and contributed -0.3% to the Fund's total return. The Fund's currency exposure caused 8.0% performance during the period. On a relative basis, the Fund outperformed the Benchmark. The well-performing Consumer Discretionary sector had the greatest contribution to this outperformance, causing 7.2% of outperformance versus the Benchmark. Meanwhile, investments in the Materials sector caused -1.1% of underperformance versus the Benchmark, more than investments in any other sector.

-----------------------------
IPOX(R) and the Index are registered international trademarks of IPOX(R) Schuster LLC ("IPOX") and have been licensed for use by First Trust. The Fund is not sponsored, endorsed, sold or promoted by IPOX and IPOX makes no representation regarding the advisability of trading in such Fund.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Health Care                                  25.82%
Information Technology                       21.56
Consumer Discretionary                       17.27
Communication Services                       10.91
Industrials                                   7.96
Utilities                                     6.66
Financials                                    3.89
Materials                                     2.20
Consumer Staples                              2.15
Real Estate                                   1.58
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Prosus N.V.                                   6.44%
Adyen N.V.                                    5.20
Novartis AG                                   4.59
Siemens Healthineers AG                       4.52
Spotify Technology S.A.                       3.98
Genmab A/S                                    3.81
Sanofi                                        3.38
Nexi S.p.A.                                   3.37
E. ON SE                                      2.73
Dassault Systemes SE                          2.64
                                            ------
    Total                                    40.66%
                                            ======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       OCTOBER 4, 2018 - SEPTEMBER 30, 2020

            First Trust IPOX(R) Europe     IPOX(R) 100      MSCI Europe
            Equity Opportunities ETF       Europe Index     Index
            --------------------------     ------------     -----------
10/4/18     $10,000                        $10,000          $10,000
3/31/19       9,715                          9,769            9,836
9/30/19      10,132                         10,255           10,091
3/31/20       9,587                          9,800            8,311
9/30/20      13,003                         13,352           10,011

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 5, 2018 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
10/5/18 - 9/30/19        187          8          0          0            48          4          0          0
10/1/19 - 9/30/20        162         27          3          0            57          3          0          1

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

The First Trust Dow Jones International Internet ETF (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones International Internet Index (the "Index"). The shares of the Fund are listed and trade on The Nasdaq Stock Market LLC under the ticker symbol "FDNI." The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the common stocks and depositary receipts that comprise the Index. The Index is developed, maintained and sponsored by S&P Dow Jones Indices LLC and is designed to measure the performance of securities of non-US issuers whose primary business focus is Internet-related.

----------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL       CUMULATIVE
                                                                                     TOTAL RETURNS       TOTAL RETURNS
                                                                                       Inception           Inception
                                                                   1 Year Ended        (11/5/18)           (11/5/18)
                                                                     9/30/20           to 9/30/20         to 9/30/20
FUND PERFORMANCE
NAV                                                                   88.27%             46.00%             105.35%
Market Price                                                          89.40%             46.10%             105.62%

INDEX PERFORMANCE
Dow Jones International Internet Index                                89.35%             46.93%             107.86%
MSCI ACWI ex-USA Information Technology Index                         34.58%             26.09%              55.39%
MSCI ACWI ex-USA Index                                                 3.00%              4.63%               8.99%
----------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 8.)

PERFORMANCE REVIEW

The Fund generated a NAV return of 88.27% during the period covered by this report. During the same period, the MSCI ACWI ex-USA Information Technology Index (the "Benchmark") generated a return of 34.58%. Over the period, the Fund was most heavily weighted towards the Consumer Discretionary sector. This sector received an allocation of 46.0% and contributed 38.1% to the Fund's overall return, which was more than any other sector in the Fund during the period. No sector held by the Fund experienced negative performance during the period. The Fund's currency exposure caused 1.2% performance during the period. On a relative basis, the Fund absolutely crushed the Benchmark during the period. The Benchmark invests solely in Information Technology securities, while the Fund invested 46.0% in the Consumer Discretionary sector, 35.9% in the Communication Services sector, and only 16.0% in the Information Technology sector. The investments in Consumer Discretionary securities caused 20.9% of outperformance for the Fund relative to the Benchmark. The allocation to the Consumer Services sector and the under-allocation to the Information Technology sector also earned outperformance for the Fund, resulting in the significant disparity between the Fund's performance and the Benchmark's performance.

-----------------------------
The Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by First Trust. Standard & Poor's(R) and S&P(R) are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones(R) is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI) (CONTINUED)

-----------------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                LONG-TERM INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                       44.74%
Communication Services                       33.87
Information Technology                       19.24
Health Care                                   2.15
                                            ------
    Total                                   100.00%
                                            ======

-----------------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                     LONG-TERM INVESTMENTS
-----------------------------------------------------------
Alibaba Group Holding Ltd., ADR              10.44%
Meituan Dianping, Class B                    10.21
Tencent Holdings Ltd.                        10.08
Shopify, Inc., Class A                        8.96
Naspers Ltd., Class N                         6.26
Adyen N.V.                                    4.51
JD.com, Inc., ADR                             4.43
Sea Ltd., ADR                                 3.68
Prosus N.V.                                   3.16
NAVER Corp.                                   2.97
                                            ------
    Total                                    64.70%
                                            ======


                                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                       NOVEMBER 5, 2018 - SEPTEMBER 30, 2020

            First Trust Dow Jones          Dow Jones International     MSCI ACWI ex-USA Information     MSCI ACWI
            International Internet ETF     Internet Index              Technology Index                 ex-USA Index
            --------------------------     -----------------------     ----------------------------     ------------
11/5/18     $10,000                        $10,000                     $10,000                          $10,000
3/31/19      11,275                         11,318                      10,863                           10,463
9/30/19      10,907                         10,977                      11,546                           10,581
3/31/20      11,865                         12,008                      11,000                            8,834
9/30/20      20,535                         20,785                      15,539                           10,899

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH SEPTEMBER 30, 2020

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 6, 2018 (commencement of trading) through September 30, 2020. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                      AT/ABOVE NAV                                    BELOW NAV
                        ----------------------------------------       ----------------------------------------
                        0.00%-     0.50%-     1.00%-                   0.00%-     0.50%-     1.00%-
FOR THE PERIOD          0.49%      0.99%      1.99%      >=2.00%       0.49%      0.99%      1.99%      >=2.00%
11/6/18 - 9/30/19        104         17          0          0            88         12          3          1
10/1/19 - 9/30/20        161         28         13          0            39          7          5          0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
SEPTEMBER 30, 2020 (UNAUDITED)

As a shareholder of First Trust IPOX(R) Europe Equity Opportunities ETF or First Trust Dow Jones International Internet ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2020.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO    EXPENSES PAID
                                                     BEGINNING            ENDING          BASED ON THE      DURING THE
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH        SIX-MONTH
                                                   APRIL 1, 2020    SEPTEMBER 30, 2020       PERIOD         PERIOD (a)
------------------------------------------------------------------------------------------------------------------------
FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)
Actual                                               $1,000.00          $1,356.30             0.70%            $4.12
Hypothetical (5% return before expenses)             $1,000.00          $1,021.50             0.70%            $3.54

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)
Actual                                               $1,000.00          $1,730.70             0.65%            $4.44
Hypothetical (5% return before expenses)             $1,000.00          $1,021.75             0.65%            $3.29


(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (April 1, 2020 through September 30, 2020), multiplied by 183/366 (to reflect the six-month period).

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 99.8%
             AUSTRIA -- 0.2%
         119 BAWAG Group AG (b) (c) (d) (e)    $        4,302
                                               --------------
             BELGIUM -- 2.4%
         517 UCB S.A. (b)                              58,718
                                               --------------
             CAYMAN ISLANDS -- 1.1%
       1,132 Farfetch Ltd., Class A (e)                28,481
                                               --------------
             CYPRUS -- 0.1%
          67 HeadHunter Group PLC, ADR                  1,640
                                               --------------
             DENMARK -- 9.7%
         104 Ascendis Pharma A/S, ADR (e)              16,049
         306 DSV PANALPINA A/S (b)                     49,634
         261 Genmab A/S (b) (e)                        94,719
         199 Netcompany Group
                A/S (b) (c) (d) (e)                    16,504
         419 Orsted A/S (c) (d)                        57,764
         400 Scandinavian Tobacco Group
                A/S (b) (c) (d)                         5,924
                                               --------------
                                                      240,594
                                               --------------
             FINLAND -- 0.8%
         823 Kojamo OYJ (b)                            17,676
         157 Tokmanni Group Corp. (b)                   2,767
                                               --------------
                                                       20,443
                                               --------------
             FRANCE -- 10.5%
         336 Amundi S.A. (b) (c) (d) (e)               23,683
         352 Dassault Systemes SE (b)                  65,677
         698 La Francaise des Jeux
                SAEM (b) (c) (d)                       25,607
         227 Neoen S.A. (b) (c) (d) (e)                12,216
         837 Sanofi (b)                                83,878
         610 Worldline S.A. (b) (c) (d) (e)            49,949
                                               --------------
                                                      261,010
                                               --------------
             GERMANY -- 17.0%
         412 BioNTech SE, ADR (e)                      28,523
         397 Delivery Hero SE (b) (c) (d) (e)          45,552
         266 DWS Group GmbH & Co.
                KGaA (c) (d)                            9,167
       6,146 E. ON SE (b)                              67,744
         347 HelloFresh SE (b) (e)                     19,284
         375 Knorr-Bremse AG (b)                       44,161
         219 MorphoSys AG, ADR (e)                      6,874
         429 Scout24 AG (b) (c) (d)                    37,421
       2,501 Siemens Healthineers
                AG (b) (c) (d)                        112,267
         332 TeamViewer AG (b) (c) (d) (e)             16,374
         666 Traton SE (b)                             13,203
         161 Varta AG (b) (e)                          22,467
                                               --------------
                                                      423,037
                                               --------------
             ISRAEL -- 1.4%
          70 Fiverr International Ltd. (e)              9,729
          55 Kornit Digital Ltd. (e)                    3,568
         149 Nano-X Imaging Ltd. (e)                    3,504
          73 Wix.com Ltd. (e)                          18,604
                                               --------------
                                                       35,405
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             ITALY -- 3.8%
         233 GVS S.p.A. (c) (d) (e)            $        3,141
       1,078 Italgas S.p.A. (b)                         6,799
       4,174 Nexi S.p.A. (b) (c) (d) (e)               83,657
                                               --------------
                                                       93,597
                                               --------------
             JERSEY -- 0.4%
         230 Delphi Technologies PLC (e)                3,843
         137 Wizz Air Holdings
                PLC (b) (c) (d) (e)                     5,492
                                               --------------
                                                        9,335
                                               --------------
             LUXEMBOURG -- 4.7%
         105 Globant S.A. (e)                          18,818
         408 Spotify Technology S.A. (e)               98,969
                                               --------------
                                                      117,787
                                               --------------
             NETHERLANDS -- 17.8%
          70 Adyen N.V. (b) (c) (d) (e)               129,115
         100 Argenx SE, ADR (e)                        26,252
         247 Ferrari N.V. (b)                          45,329
         140 IMCD N.V. (b)                             16,651
         830 JDE Peet's BV (b) (e)                     33,754
         257 Just Eat Takeaway.com
                N.V. (b) (c) (d) (e)                   28,770
       1,732 Prosus N.V. (b) (e)                      159,869
          20 Shop Apotheke Europe
                N.V. (b) (c) (d) (e)                    3,484
                                               --------------
                                                      443,224
                                               --------------
             NORWAY -- 2.0%
       1,368 Adevinta ASA (b) (e)                      23,516
         445 Europris ASA (b) (c) (d)                   2,281
         418 Fjordkraft Holding
                ASA (b) (c) (d)                         4,059
       1,544 Mercell Holding AS (e)                     1,937
         269 Pexip Holding ASA (b) (e)                  2,399
         733 Scatec Solar ASA (b) (c) (d)              16,928
                                               --------------
                                                       51,120
                                               --------------
             RUSSIA -- 1.5%
         357 Polyus PJSC, GDR (b) (d)                  37,611
                                               --------------
             SPAIN -- 1.7%
         712 Cellnex Telecom S.A. (b) (c) (d)          43,221
                                               --------------
             SWEDEN -- 11.6%
         281 AcadeMedia AB (b) (c) (d)                  2,318
         286 BHG Group AB (b) (e)                       4,021
         405 Bravida Holding
                AB (b) (c) (d) (e)                      4,924
          99 Cibus Nordic Real Estate AB (b)            1,808
         992 Embracer Group AB (b) (e)                 18,426
       1,281 EQT AB (b)                                24,857
         422 Evolution Gaming Group
                AB (b) (c) (d)                         27,883
         267 ICA Gruppen AB (b)                        13,564
         130 Karnov Group AB (b)                          781
         242 Lifco AB, Class B (b)                     18,718
         301 Medicover AB, Class B (b) (e)              4,479
          70 MIPS AB (b) (d)                            3,117
         181 Oncopeptides AB (b) (c) (d) (e)            2,660


Page 10                 See Notes to Financial Statements

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) (CONTINUED)
             SWEDEN (CONTINUED)
         422 Paradox Interactive AB (b)        $       14,308
       5,754 Samhallsbyggnadsbolaget i Norden
                AB (b)                                 17,349
         235 Sinch AB (b) (c) (d) (e)                  19,164
         160 Stillfront Group AB (b) (e)               19,986
         699 Swedish Orphan Biovitrum
                AB (b) (e)                             16,864
         827 Tele2 AB, Class B (b)                     11,660
       4,433 Telefonaktiebolaget LM Ericsson,
                ADR                                    48,275
         418 Thule Group AB (b) (c) (d)                13,794
                                               --------------
                                                      288,956
                                               --------------
             SWITZERLAND -- 9.5%
         812 Alcon, Inc. (b) (e)                       46,037
         140 CRISPR Therapeutics AG (e)                11,710
         100 Galenica AG (b) (c) (d)                    6,954
          53 Medacta Group
                S.A. (b) (c) (d) (e)                    4,962
       1,312 Novartis AG (b)                          113,913
         852 SIG Combibloc Group AG (b)                17,036
         739 Softwareone Holding AG (b)                20,594
         133 Stadler Rail AG (b)                        5,514
          50 VAT Group AG (b) (c) (d)                   9,538
                                               --------------
                                                      236,258
                                               --------------
             UNITED KINGDOM -- 2.5%
         546 AJ Bell PLC (b)                            3,170
       1,369 Avast PLC (b) (c) (d)                      9,294
       1,095 Calisen PLC (b) (e)                        2,335
       1,242 Civitas Social Housing
                PLC (b) (d)                             1,692
         109 Endava PLC, ADR (e)                        6,883
       1,532 Finablr PLC (b) (c) (e) (f)                  218
       1,332 Helios Towers PLC (b) (e)                  2,678
       1,324 IntegraFin Holdings PLC (b) (d)            8,672
       3,463 M&G PLC (b)                                7,118
       3,687 Ninety One PLC (b) (e)                     9,668
       3,631 Quilter PLC (b) (c) (d)                    6,004
         640 Trainline PLC (b) (c) (d) (e)              2,985
         584 Triple Point Social Housing REIT
                PLC (c) (d)                               806
                                               --------------
                                                       61,523
                                               --------------
             UNITED STATES -- 1.1%
         117 SolarEdge Technologies, Inc. (e)          27,887
                                               --------------
             TOTAL COMMON STOCKS -- 99.8%           2,484,149
             (Cost $1,938,748)                 --------------

             RIGHTS (a) -- 0.0%
             UNITED KINGDOM -- 0.0%
         194 Triple Point Social Housing REIT
                PLC, expiring 10/26/20 (b) (e)              2
             (Cost $0)                         --------------


             DESCRIPTION                                VALUE
-------------------------------------------------------------
             TOTAL INVESTMENTS -- 99.8%        $    2,484,151
             (Cost $1,938,748) (g)
             NET OTHER ASSETS AND
                LIABILITIES -- 0.2%                     4,005
                                               --------------
             NET ASSETS -- 100.0%              $    2,488,156
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $2,051,727 or 82.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the New York Stock Exchange ("NYSE") close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c) This security is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act") and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

(e)   Non-income producing security.

(f) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund's advisor.

(g) Aggregate cost for federal income tax purposes is $1,957,167. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $546,051 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $19,067. The net unrealized appreciation was $526,984.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt


                        See Notes to Financial Statements                Page 11

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                              LEVEL 2        LEVEL 3
                   TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                  VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                 9/30/2020       PRICES        INPUTS        INPUTS
                -------------------------------------------------------
Common Stocks:
  Cayman
    Islands     $     28,481  $     28,481  $         --  $          --
  Cyprus               1,640         1,640            --             --
  Denmark            240,594        73,813       166,781             --
  Germany            423,037        44,564       378,473             --
  Israel              35,405        35,405            --             --
  Italy               93,597         3,141        90,456             --
  Jersey               9,335         3,843         5,492             --
  Luxembourg         117,787       117,787            --             --
  Netherlands        443,224        26,252       416,972             --
  Norway              51,120         1,937        49,183             --
  Sweden             288,956        48,275       240,681             --
  Switzerland        236,258        11,710       224,548             --
  United
    Kingdom           61,523         7,689        53,834             --
  United States       27,887        27,887            --             --
  Other Country
    Categories*      425,305            --       425,305             --
Rights*                    2            --             2             --
                -------------------------------------------------------
Total
  Investments   $  2,484,151  $    432,424  $  2,051,727  $          --
                =======================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
Euro                                                51.8%
United States Dollar                                16.0
Swedish Krona                                        9.7
Swiss Franc                                          9.0
Danish Krone                                         9.0
British Pound Sterling                               2.4
Norwegian Krone                                      2.1
                                                   ------
     Total                                         100.0%
                                                   ======


Page 12                 See Notes to Financial Statements

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2020

SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             COMMON STOCKS (a) -- 98.9%
             AUSTRALIA -- 1.1%
       8,983 Afterpay Ltd. (b) (c)             $      529,500
                                               --------------
             CANADA -- 8.9%
       4,232 Shopify, Inc., Class A (c)             4,327,793
                                               --------------
             CAYMAN ISLANDS -- 48.7%
      17,156 Alibaba Group Holding Ltd.,
                ADR (c)                             5,043,521
       2,235 Autohome, Inc., ADR                      214,560
      10,664 Baidu, Inc., ADR (c)                   1,349,956
      27,583 JD.com, Inc., ADR (c)                  2,140,717
     156,579 Meituan Dianping,
                Class B (b) (c) (d)                 4,932,443
       3,135 NetEase, Inc., ADR                     1,425,390
       7,004 Pagseguro Digital Ltd.,
                Class A (c)                           264,121
      13,223 Pinduoduo, Inc., ADR (c)                 980,485
      11,543 Sea Ltd., ADR (c)                      1,778,084
      72,068 Tencent Holdings Ltd. (b)              4,867,717
      17,860 Trip.com Group Ltd., ADR (c)             556,160
      14,996 Vipshop Holdings Ltd., ADR (c)           234,537
                                               --------------
                                                   23,787,691
                                               --------------
             GERMANY -- 4.1%
       5,596 Delivery Hero SE (b) (c) (d) (e)         642,085
       4,208 Scout24 AG (b) (d) (e)                   367,053
       4,772 TeamViewer AG (b) (c) (d) (e)            235,356
       4,477 United Internet AG (b)                   171,214
       6,464 Zalando SE (b) (c) (d) (e)               603,934
                                               --------------
                                                    2,019,642
                                               --------------
             ISLE OF MAN -- 0.6%
      22,614 GVC Holdings PLC (b) (c)                 283,224
                                               --------------
             ISRAEL -- 1.1%
       2,016 Wix.com Ltd. (c)                         513,778
                                               --------------
             JAPAN -- 5.4%
      16,771 M3, Inc. (b)                           1,037,391
      17,604 Nexon Co., Ltd. (b)                      439,110
      31,979 Rakuten, Inc. (b)                        344,829
     103,750 Z Holdings Corp. (b)                     692,991
       3,750 ZOZO, Inc. (b)                           104,642
                                               --------------
                                                    2,618,963
                                               --------------
             LUXEMBOURG -- 2.2%
       4,509 Spotify Technology S.A. (c)            1,093,748
                                               --------------
             NETHERLANDS -- 9.9%
       1,180 Adyen N.V. (b) (c) (d) (e)             2,176,504
       3,141 Just Eat Takeaway.com
                N.V. (b) (c) (d) (e)                  351,626
      16,521 Prosus N.V. (b) (c)                    1,524,942
      12,295 Yandex N.V., Class A (c)                 802,249
                                               --------------
                                                    4,855,321
                                               --------------
             NEW ZEALAND -- 0.7%
       4,562 Xero Ltd. (b) (c)                        332,776
                                               --------------
             SOUTH AFRICA -- 6.2%
      17,126 Naspers Ltd., Class N (b)              3,024,861
                                               --------------


SHARES       DESCRIPTION                                VALUE
-------------------------------------------------------------
             SOUTH KOREA -- 5.3%
       2,341 Kakao Corp. (b)                   $      727,942
       5,653 NAVER Corp. (b)                        1,436,547
         627 NCSoft Corp. (b)                         432,087
                                               --------------
                                                    2,596,576
                                               --------------
             UNITED KINGDOM -- 4.7%
       5,014 Atlassian Corp. PLC, Class A (c)         911,495
      37,899 Auto Trader Group PLC (b) (d) (e)        275,163
      23,695 Ocado Group PLC (b) (c)                  838,079
      34,668 Rightmove PLC (b)                        280,270
                                               --------------
                                                    2,305,007
                                               --------------
             TOTAL INVESTMENTS -- 98.9%            48,288,880
             (Cost $41,482,288) (f)
             NET OTHER ASSETS AND
                LIABILITIES -- 1.1%                   561,152
                                               --------------
             NET ASSETS -- 100.0%              $   48,850,032
                                               ==============

(a) Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund's underlying index. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2020, securities noted as such are valued at $26,652,286 or 54.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets' close and the NYSE close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)   Non-income producing security.

(d) This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the "1933 Act").

(e) This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(f) Aggregate cost for federal income tax purposes is $41,840,025. As of September 30, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,811,128 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $362,273. The net unrealized appreciation was $6,448,855.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 13

FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

SEPTEMBER 30, 2020

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of September 30, 2020 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                              LEVEL 2        LEVEL 3
                   TOTAL        LEVEL 1     SIGNIFICANT    SIGNIFICANT
                  VALUE AT       QUOTED      OBSERVABLE   UNOBSERVABLE
                 9/30/2020       PRICES        INPUTS        INPUTS
                -------------------------------------------------------
Common Stocks:
  Canada        $  4,327,793  $  4,327,793  $         --  $          --
  Cayman
    Islands       23,787,691    13,987,531     9,800,160             --
  Israel             513,778       513,778            --             --
  Luxembourg       1,093,748     1,093,748            --             --
  Netherlands      4,855,321       802,249     4,053,072             --
  United
    Kingdom        2,305,007       911,495     1,393,512             --
  Other Country
    Categories*   11,405,542            --    11,405,542             --
                -------------------------------------------------------
Total
  Investments   $ 48,288,880  $ 21,636,594  $ 26,652,286  $          --
                =======================================================

* See Portfolio of Investments for country breakout.


                                                 % OF TOTAL
CURRENCY EXPOSURE DIVERSIFICATION               INVESTMENTS
-------------------------------------------------------------
United States Dollar                                35.8%
Hong Kong Dollar                                    20.3
Euro                                                12.6
Canadian Dollar                                      8.9
South African Rand                                   6.3
Japanese Yen                                         5.4
South Korean Won                                     5.4
British Pound Sterling                               3.5
Australian Dollar                                    1.8
                                                   ------
     Total                                         100.0%
                                                   ======


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2020

                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
ASSETS:
Investments, at value .................................................     $      2,484,151            $     48,288,880
Cash ..................................................................                1,112                     550,795
Foreign currency, at value ............................................                  380                          --
Due from authorized participant .......................................                   --                   1,416,317
Receivables:
   Reclaims ...........................................................                3,885                          --
   Investment securities sold .........................................                   --                     543,223
   Dividends ..........................................................                   53                         461
                                                                            ----------------            ----------------
   Total Assets .......................................................            2,489,581                  50,799,676
                                                                            ----------------            ----------------
LIABILITIES:
Payables:
   Investment securities purchased ....................................                   --                   1,925,917
   Investment advisory fees ...........................................                1,425                      23,727
                                                                            ----------------            ----------------
   Total Liabilities ..................................................                1,425                   1,949,644
                                                                            ----------------            ----------------

NET ASSETS ............................................................     $      2,488,156            $     48,850,032
                                                                            ================            ================
NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $      2,164,911            $     42,472,686
Par value .............................................................                1,000                      12,500
Accumulated distributable earnings (loss) .............................              322,245                   6,364,846
                                                                            ----------------            ----------------
NET ASSETS ............................................................     $      2,488,156            $     48,850,032
                                                                            ================            ================
NET ASSET VALUE, per share ............................................     $          24.88            $          39.08
                                                                            ================            ================
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share) .............................              100,002                   1,250,002
                                                                            ================            ================
Investments, at cost ..................................................     $      1,938,748            $     41,482,288
                                                                            ================            ================
Foreign currency, at cost (proceeds) ..................................     $            382            $             --
                                                                            ================            ================


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2020

                                                                              FIRST TRUST                 FIRST TRUST
                                                                             IPOX(R) EUROPE                DOW JONES
                                                                                 EQUITY                  INTERNATIONAL
                                                                           OPPORTUNITIES ETF              INTERNET ETF
                                                                                 (FPXE)                      (FDNI)
                                                                         ----------------------      ----------------------
INVESTMENT INCOME:
Dividends..............................................................     $         33,153            $         21,261
Foreign withholding tax................................................               (4,660)                       (814)
                                                                            ----------------            ----------------
   Total investment income ............................................               28,493                      20,447
                                                                            ----------------            ----------------

EXPENSES:
Investment advisory fees...............................................               13,889                      89,057
                                                                            ----------------            ----------------
   Total expenses .....................................................               13,889                      89,057
                                                                            ----------------            ----------------
NET INVESTMENT INCOME (LOSS)...........................................               14,604                     (68,610)
                                                                            ----------------            ----------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments ........................................................              (41,768)                   (262,962)
   In-kind redemptions ................................................              123,710                     772,652
   Foreign currency transactions ......................................                   (2)                     (3,101)
                                                                            ----------------            ----------------
Net realized gain (loss)...............................................               81,940                     506,589
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments ........................................................              373,758                   6,929,724
   Foreign currency translation .......................................                  210                         (14)
                                                                            ----------------            ----------------
Net change in unrealized appreciation (depreciation)...................              373,968                   6,929,710
                                                                            ----------------            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................              455,908                   7,436,299
                                                                            ----------------            ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................     $        470,512            $      7,367,689
                                                                            ================            ================


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        FIRST TRUST                         FIRST TRUST
                                                                   IPOX(R) EUROPE EQUITY              DOW JONES INTERNATIONAL
                                                                     OPPORTUNITIES ETF                     INTERNET ETF
                                                                          (FPXE)                              (FDNI)
                                                              -------------------------------     -------------------------------
                                                               Year Ended       Period Ended       Year Ended       Period Ended
                                                                9/30/2020       9/30/2019 (a)       9/30/2020       9/30/2019 (a)
                                                              -------------     -------------     -------------     -------------
OPERATIONS:
Net investment income (loss)................................  $      14,604     $      33,220     $     (68,610)    $     150,580
Net realized gain (loss)....................................         81,940          (177,869)          506,589           234,978
Net change in unrealized appreciation (depreciation)........        373,968           171,625         6,929,710          (123,133)
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
   from operations..........................................        470,512            26,976         7,367,689           262,425
                                                              -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations.......................................        (23,081)          (30,520)          (61,741)          (91,831)
                                                              -------------     -------------     -------------     -------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................      1,085,057         1,969,757        39,002,716         6,249,885
Cost of shares redeemed.....................................     (1,010,545)               --        (1,662,339)       (2,216,772)
                                                              -------------     -------------     -------------     -------------
Net increase (decrease) in net assets resulting
   from shareholder transactions............................         74,512         1,969,757        37,340,377         4,033,113
                                                              -------------     -------------     -------------     -------------
Total increase (decrease) in net assets.....................        521,943         1,966,213        44,646,325         4,203,707

NET ASSETS:
Beginning of period.........................................      1,966,213                --         4,203,707                --
                                                              -------------     -------------     -------------     -------------
End of period...............................................  $   2,488,156     $   1,966,213     $  48,850,032     $   4,203,707
                                                              =============     =============     =============     =============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................        100,002                --           200,002                --
Shares sold.................................................         50,000           100,002         1,100,000           300,002
Shares redeemed.............................................        (50,000)               --           (50,000)         (100,000)
                                                              -------------     -------------     -------------     -------------
Shares outstanding, end of period...........................        100,002           100,002         1,250,002           200,002
                                                              =============     =============     =============     =============

(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST IPOX(R) EUROPE EQUITY OPPORTUNITIES ETF (FPXE)

                                            YEAR ENDED    PERIOD ENDED
                                             9/30/2020    9/30/2019 (a)
                                            -----------   -------------
Net asset value, beginning of period         $   19.66     $     19.70
                                             ---------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.22            0.33
Net realized and unrealized gain (loss)           5.30           (0.06)
                                             ---------     -----------
Total from investment operations                  5.52            0.27
                                             ---------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.30)          (0.31)
                                             ---------     -----------
Net asset value, end of period               $   24.88     $     19.66
                                             =========     ===========
TOTAL RETURN (b)                                 28.33%           1.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $   2,488     $     1,966

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70%           0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.74%           1.77% (c)
Portfolio turnover rate (d)                         63%             67%


FIRST TRUST DOW JONES INTERNATIONAL INTERNET ETF (FDNI)

                                            YEAR ENDED    PERIOD ENDED
                                             9/30/2020    9/30/2019 (a)
                                            -----------   -------------
Net asset value, beginning of period         $   21.02     $     19.69
                                             ---------     -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     (0.03)           0.75
Net realized and unrealized gain (loss)          18.40            1.04
                                             ---------     -----------
Total from investment operations                 18.37            1.79
                                             ---------     -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.31)          (0.46)
                                             ---------     -----------
Net asset value, end of period               $   39.08     $     21.02
                                             =========     ===========
TOTAL RETURN (b)                                 88.27%           9.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)         $  48,850     $     4,204

RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.65%           0.65% (c)
Ratio of net investment income (loss) to
   average net assets                            (0.50)%          4.42% (c)
Portfolio turnover rate (d)                         23%             61%


(a) Inception dates for FPXE and FDNI are October 4, 2018 and November 5, 2018, respectively, which are consistent with the respective Fund's commencement of investment operations and are the dates the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of sixteen exchanged-traded funds. This report covers the two funds listed below:

        First Trust IPOX(R) Europe Equity Opportunities ETF - (The Nasdaq Stock
           Market LLC ("Nasdaq") ticker "FPXE")
        First Trust Dow Jones International Internet ETF - (Nasdaq ticker
           "FDNI")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Each Fund's Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests, and in certain circumstances, for cash, and only to and from broker-dealers and large institutional investors that have entered into participation agreements. Except when aggregated in Creation Units, each Fund's shares are not redeemable securities. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

FUND                                                                            INDEX
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R)-100 Europe Index
First Trust Dow Jones International Internet ETF                                Dow Jones International Internet Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3) closed-end fund or exchange-traded fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of September 30, 2020, is included with each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund's understanding of the applicable country's tax rules and rates.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2020 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         23,081  $           --  $           --
First Trust Dow Jones International Internet ETF                                          61,741              --              --

The tax character of distributions paid by each Fund during the fiscal period ended September 30, 2019 was as follows:

                                                                                 Distributions    Distributions   Distributions
                                                                                   paid from        paid from       paid from
                                                                                    Ordinary         Capital        Return of
                                                                                     Income           Gains          Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         30,520  $           --  $           --
First Trust Dow Jones International Internet ETF                                          91,831              --              --

As of September 30, 2020, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated         Net
                                                                                 Undistributed     Capital and      Unrealized
                                                                                    Ordinary          Other        Appreciation
                                                                                     Income        Gain (Loss)    (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $         21,077  $     (226,006) $      527,174
First Trust Dow Jones International Internet ETF                                         (34,327)        (49,667)      6,448,840

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2019 and 2020 remain open to federal and state audit. As of September 30, 2020, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2020, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the table below, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund's shareholders.

                                                               Non-Expiring
                                                               Capital Loss
                                                               Carryforwards
                                                           ---------------------
First Trust IPOX(R) Europe Equity Opportunities ETF              $ 226,006
First Trust Dow Jones International Internet ETF                    49,667

During the taxable year ended September 30, 2020, the following Fund utilized non-expiring capital loss carryforwards in the following amount:

                                                               Capital Loss
                                                               Carryforwards
                                                                 Utilized
                                                           ---------------------
First Trust Dow Jones International Internet ETF                 $  32,509

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2020, the following Fund incurred and elected to defer late year ordinary or capital losses as follows:

                                                                                Qualified Late Year Losses
                                                                           -------------------------------------
                                                                           Ordinary Losses        Capital Losses
                                                                           ---------------        --------------
First Trust Dow Jones International Internet ETF                           $        34,327        $           --

In order to present paid-in capital and accumulated distributable earnings
(loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended September 30, 2020, the adjustments for each Fund were as follows:

                                                                                                   Accumulated
                                                                                  Accumulated      Net Realized
                                                                                 Net Investment    Gain (Loss)       Paid-in
                                                                                 Income (Loss)    on Investments     Capital
                                                                                ----------------  --------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $          9,406  $     (131,048) $      121,642
First Trust Dow Jones International Internet ETF                                          (3,101)       (760,291)        763,392

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

First Trust has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust IPOX(R) Europe Equity Opportunities ETF                             IPOX(R) Schuster LLC
First Trust Dow Jones International Internet ETF                                S&P Dow Jones Indices LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The Funds' licensing fees are paid by First Trust from the unitary investment advisory fees it receives from each of the Funds.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. FPXE and FDNI have each agreed to pay First Trust an annual unitary management fee equal to 0.70% and 0.65% of its average daily net assets, respectively.

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a defined-outcome fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended September 30, 2020, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      1,232,790  $    1,232,390
First Trust Dow Jones International Internet ETF                                      13,606,697       3,398,511

For the fiscal year ended September 30, 2020, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                   Purchases          Sales
                                                                                ----------------  --------------
First Trust IPOX(R) Europe Equity Opportunities ETF                             $      1,084,048  $    1,010,677
First Trust Dow Jones International Internet ETF                                      28,093,825       1,647,258

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEPTEMBER 30, 2020

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease with changes in each Fund's portfolio. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BNYM, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease with changes in each Fund's portfolio. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2022.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FIRST TRUST EXCHANGE-TRADED FUND
II:

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of First Trust IPOX(R) Europe Equity Opportunities ETF and First Trust Dow Jones International Internet ETF (the "Funds"), each a series of the First Trust Exchange-Traded Fund II, including the portfolios of investments, as of September 30, 2020, and the related statements of operations for the year then ended, and the changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------
     INDIVIDUAL FUNDS INCLUDED                                STATEMENTS OF CHANGES IN NET ASSETS
           IN THE TRUST                                             AND FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------
First Trust IPOX(R) Europe Equity       For the year ended September 30, 2020 and for the period from October 4, 2018
Opportunities ETF                       (commencement of operations) through September 30, 2019
------------------------------------------------------------------------------------------------------------------------
First Trust Dow Jones International     For the year ended September 30, 2020 and for the period from November 5, 2018
Internet ETF                            (commencement of operations) through September 30, 2019
------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois
November 23, 2020

We have served as the auditor of one or more First Trust investment companies since 2001.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund's website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

                               PORTFOLIO HOLDINGS

Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC's website at www.sec.gov. Each Fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund's Forms N-PORT and Forms N-CSR are available on the SEC's website listed above.

                            FEDERAL TAX INFORMATION

For the taxable year ended September 30, 2020, the following percentages of income dividend paid by the Funds qualify for the dividends received deduction available to corporations:

                                                                  Dividends Received Deduction
                                                                  ----------------------------
First Trust IPOX(R) Europe Equity Opportunities ETF                           0.00%
First Trust Dow Jones International Internet ETF                              0.00%

For the taxable year ended September 30, 2020, the following percentages of income dividend paid by the Funds are hereby designated as qualified dividend income:

                                                                   Qualified Dividend Income
                                                                  ----------------------------
First Trust IPOX(R) Europe Equity Opportunities ETF                          88.30%
First Trust Dow Jones International Internet ETF                            100.00%

A portion of each of the Funds' 2020 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended September 30, 2020, may be eligible for the Qualified Business Income Deduction (QBI) under Internal Revenue Code Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

The following Funds meet the requirements of Section 853 of the Internal Revenue Code and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended September 30, 2020, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

                                                                     Gross Foreign Income           Foreign Taxes Paid
                                                                  ---------------------------   ---------------------------
                                                                     Amount       Per Share        Amount       Per Share
                                                                  -------------  ------------   -------------  ------------
First Trust IPOX(R) Europe Equity Opportunities ETF               $      33,153  $       0.33   $       4,536  $       0.05
First Trust Dow Jones International Internet ETF                         21,259          0.02             814          0.00


                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. CERTAIN GENERAL RISKS THAT MAY BE APPLICABLE TO A FUND ARE IDENTIFIED BELOW, BUT NOT ALL OF THE MATERIAL RISKS RELEVANT TO EACH FUND ARE INCLUDED IN THIS REPORT AND NOT ALL OF THE RISKS BELOW APPLY TO EACH FUND. THE MATERIAL RISKS OF INVESTING IN EACH FUND ARE SPELLED OUT IN ITS PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION AND OTHER REGULATORY FILINGS. BEFORE INVESTING, YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES, AND READ EACH FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAREFULLY. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND.

CONCENTRATION RISK. To the extent that a fund is able to invest a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund's investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund's corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is not concentrated.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CYBER SECURITY RISK. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.

DERIVATIVES RISK. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund's portfolio managers use derivatives to enhance the fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.

EQUITY SECURITIES RISK. To the extent a fund invests in equity securities, the value of the fund's shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

ETF RISK. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF's shares, or decisions by an ETF's authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF's shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.

FIXED INCOME SECURITIES RISK. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund's fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund's fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.

INDEX CONSTITUENT RISK. Certain funds may be a constituent of one or more indices. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could significantly increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund's net asset value could be negatively impacted and the fund's market price may be significantly below its net asset value during certain periods.

INDEX PROVIDER RISK. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund's costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.

INVESTMENT COMPANIES RISK. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund's investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

LIBOR RISK. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate ("LIBOR") as a reference interest rate, it is subject to LIBOR Risk. In 2017, the United Kingdom's Financial Conduct Authority announced that LIBOR will cease to be available for use after 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the fund.

MANAGEMENT RISK. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund's investment portfolio, the fund's portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.

MARKET RISK. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The outbreak of the respiratory disease designated as COVID-19 in December 2019 has caused significant volatility and declines in global financial markets, which have caused losses for investors. The COVID-19 pandemic may last for an extended period of time and will continue to impact the economy for the foreseeable future.

NON-U.S. SECURITIES RISK. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.

PASSIVE INVESTMENT RISK. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.

        NOT FDIC INSURED        NOT BANK GUARANTEED      MAY LOSE VALUE

                              ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT

The Board of Trustees of First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreements (as applicable to a specific Fund, the "Agreement" and collectively, the "Agreements") with First Trust Advisors L.P. (the "Advisor") on behalf of the following two series of the Trust (each a "Fund" and collectively, the "Funds"):

        First Trust IPOX(R) Europe Equity Opportunities ETF (FPXE) First Trust Dow Jones International Internet ETF (FDNI)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2021 at a meeting held on June 8, 2020. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on May 11, 2020 and June 8, 2020, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds (the "Expense Group") and a broad peer universe of funds (the "Expense Universe"), each assembled by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds ("ETFs") managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund's Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund's performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the "Performance Universe"), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and information on the Advisor's compliance program. The Board reviewed initial materials with the Advisor at the meeting held on May 11, 2020, prior to which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor. Following the May meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 8, 2020 meeting, as well as at the meeting held that day. The Board considered supplemental information provided by the Advisor on the operations of the Advisor and the performance of the Funds since the onset of the COVID-19 pandemic. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund's perspective. The Board determined that, given the totality of the information provided with respect to the Agreements, the Board had received sufficient information to renew the Agreements. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's and each Fund's compliance with the 1940 Act, as well as each Fund's compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board's consideration of the Advisor's services, the Advisor, in its written materials and at the May 11, 2020 meeting, described to the Board the scope of its ongoing investment in additional infrastructure and personnel to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreements have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.

The Board considered the unitary fee rate payable by each Fund under the applicable Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the applicable Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the advisory or unitary fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee rate for FPXE was above the median total (net) expense ratio of the peer funds in its Expense Group and that the unitary fee rate for FDNI was below the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Groups, the Board, at the May 11, 2020 meeting, discussed with Broadridge its methodology for assembling peer groups and discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rates overall, the Board also considered the Advisor's statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor's demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund's performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board received and reviewed information for periods ended December 31, 2019 regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, each Fund's tracking difference and each Fund's excess return as compared to its benchmark index. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund's performance to that of its respective Performance Universe and to that of a broad-based benchmark index, but given each Fund's objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.

On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreements.

The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds and noted the Advisor's statement that it believes its expenses will likely increase over the next twelve months as the Advisor continues to hire personnel and build infrastructure, including technology, to improve the services to the Funds. The Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for the Funds. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2019 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor's profitability level for each Fund was not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential fall-out benefits to the Advisor were not unreasonable.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

                       LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds and each other fund in the First Trust Fund Complex, other than the closed-end funds, have adopted and implemented a liquidity risk management program (the "Program") reasonably designed to assess and manage the funds' liquidity risk, i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests in the fund. The Board of Trustees of the First Trust Funds has appointed First Trust Advisors, L.P. (the "Advisor") as the person designated to administer the Program, and in this capacity the Advisor performs its duties primarily through the activities and efforts of the First Trust Liquidity Committee (the "Liquidity Committee").

Pursuant to the Program, the Liquidity Committee classifies the liquidity of each fund's portfolio investments into one of the four liquidity categories specified by Rule 22e-4: highly liquid investments, moderately liquid investments, less liquid investments and illiquid investments. The Liquidity Committee determines certain of the inputs for this classification process, including reasonably anticipated trade sizes and significant investor dilution thresholds. The Liquidity Committee also determines and periodically reviews a highly liquid investment minimum for certain funds, monitors the funds' holdings of assets classified as illiquid investments to seek to ensure they do not exceed 15% of a fund's net assets and establishes policies and procedures regarding redemptions in kind.

At the May 11, 2020 meeting of the Board of Trustees, as required by Rule 22e-4 and the Program, the Advisor provided the Board with a written report prepared by the Advisor that addressed the operation of the Program during the period from June 1, 2019 (the initial compliance date for certain requirements of Rule 22e-4) through the Liquidity Committee's annual meeting held on March 20, 2020 and assessed the Program's adequacy and effectiveness of implementation during

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

this period, including the operation of the highly liquid investment minimum for each fund, that is required under the Program to have one, and any material changes to the Program. Note that because the Funds primarily holds assets that are highly liquid investments, the Funds have not adopted any highly liquid investment minimums.

As stated in the written report, during the review period, no fund breached the 15% limitation on illiquid investments, no fund with a highly liquid investment minimum breached that minimum and no fund filed a Form N-LIQUID. The Advisor concluded that each fund's investment strategy is appropriate for an open-end fund; that the Program operated effectively in all material respects during the review period; and that the Program is reasonably designed to assess and manage the liquidity risk of each fund and to maintain compliance with Rule 22e-4.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

The following tables identify the Trustees and Officers of the Trust. Unless otherwise indicated, the address of all persons is 120 East Liberty Drive, Suite 400, Wheaton, IL 60187.

The Trust's statement of additional information includes additional information about the Trustees and is available, without charge, upon request, by calling
(800) 988-5891.

                                                                                                 NUMBER OF              OTHER
                                                                                               PORTFOLIOS IN       TRUSTEESHIPS OR
                               TERM OF OFFICE                                                 THE FIRST TRUST       DIRECTORSHIPS
                               AND YEAR FIRST                                                  FUND COMPLEX        HELD BY TRUSTEE
  NAME, YEAR OF BIRTH AND        ELECTED OR               PRINCIPAL OCCUPATIONS                 OVERSEEN BY          DURING PAST
  POSITION WITH THE TRUST         APPOINTED                DURING PAST 5 YEARS                    TRUSTEE              5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Erickson, Trustee  o Indefinite Term  Physician, Officer, Wheaton Orthopedics;           187           None
(1951)                                           Limited Partner, Gundersen Real Estate
                              o Since Inception  Limited Partnership (June 1992 to
                                                 December 2016); Member, Sportsmed
                                                 LLC (April 2007 to November 2015)

Thomas R. Kadlec, Trustee     o Indefinite Term President, ADM Investors Services, Inc.             187           Director of ADM
(1957)                                           (Futures Commission Merchant)                                    Investor Services,
                              o Since Inception                                                                   Inc., ADM Investor
                                                                                                                  Services
                                                                                                                  International,
                                                                                                                  Futures Industry
                                                                                                                  Association, and
                                                                                                                  National Futures
                                                                                                                  Association

Robert F. Keith, Trustee      o Indefinite Term  President, Hibs Enterprises (Financial             187           Director of Trust
(1956)                                           and Management Consulting)                                       Company of
                              o Since Inception                                                                   Illinois

Niel B. Nielson, Trustee      o Indefinite Term  Senior Advisor (August 2018 to Present),           187           None
(1954)                                           Managing Director and Chief Operating
                              o Since Inception  Officer (January 2015 to August 2018),
                                                 Pelita Harapan Educational Foundation
                                                 (Educational Product and Services)

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James A. Bowen(1), Trustee,   o Indefinite Term  Chief Executive Officer, First Trust               187           None
Chairman of the Board                            Advisors L.P. and First Trust
(1955)                        o Since Inception  Portfolios L.P.; Chairman of the
                                                 Board of Directors, BondWave LLC
                                                 (Software Development Company)
                                                 and Stonebridge Advisors LLC
                                                 (Investment Advisor)

-----------------------------
(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position as Chief Executive Officer of First Trust Advisors L.P., investment advisor of the Trust.

--------------------------------------------------------------------------------
BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)

                             POSITION AND              TERM OF OFFICE
     NAME AND                   OFFICES                AND LENGTH OF                        PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH              WITH TRUST                  SERVICE                            DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                  OFFICERS(2)
------------------------------------------------------------------------------------------------------------------------------------
James M. Dykas       President and Chief Executive  o Indefinite Term     Managing Director and Chief Financial Officer
(1966)               Officer                                              (January 2016 to Present), Controller (January 2011
                                                    o Since January 2016  to January 2016), Senior Vice President (April 2007
                                                                          to January 2016), First Trust Advisors L.P. and First
                                                                          Trust Portfolios L.P.; Chief Financial Officer
                                                                          (January 2016 to Present), BondWave LLC (Software
                                                                          Development Company) and Stonebridge Advisors
                                                                          LLC (Investment Advisor)

Donald P. Swade      Treasurer, Chief Financial     o Indefinite Term     Senior Vice President (July 2016 to Present), Vice
(1972)               Officer and Chief                                    President (April 2012 to July 2016), First Trust
                     Accounting Officer             o Since January 2016  Advisors L.P. and First Trust Portfolios L.P.

W. Scott Jardine     Secretary and Chief            o Indefinite Term     General Counsel, First Trust Advisors L.P. and
(1960)               Legal Officer                                        First Trust Portfolios L.P.; Secretary and General
                                                    o Since Inception     Counsel, BondWave LLC; Secretary, Stonebridge
                                                                          Advisors LLC

Daniel J. Lindquist  Vice President                 o Indefinite Term     Managing Director, First Trust Advisors L.P. and
(1970)                                                                    First Trust Portfolios L.P.
                                                    o Since Inception

Kristi A. Maher      Chief Compliance Officer       o Indefinite Term     Deputy General Counsel, First Trust Advisors L.P.
(1966)               and Assistant Secretary                              and First Trust Portfolios L.P.
                                                    o Since Inception

Roger F. Testin      Vice President                 o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
(1966)                                                                    and First Trust Portfolios L.P.
                                                    o Since Inception

Stan Ueland          Vice President                 o Indefinite Term     Senior Vice President, First Trust Advisors L.P.
(1970)                                                                    and First Trust Portfolios L.P.
                                                    o Since Inception

-----------------------------
(2) The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

--------------------------------------------------------------------------------
PRIVACY POLICY
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                         SEPTEMBER 30, 2020 (UNAUDITED)


                                 PRIVACY POLICY

First Trust values our relationship with you and considers your privacy an important priority in maintaining that relationship. We are committed to protecting the security and confidentiality of your personal information.

SOURCES OF INFORMATION

We collect nonpublic personal information about you from the following sources:

      o Information we receive from you and your broker-dealer, investment advisor or financial representative through interviews, applications, agreements or other forms;

      o Information about your transactions with us, our affiliates or others;

      o Information we receive from your inquiries by mail, e-mail or telephone; and

      o Information we collect on our website through the use of "cookies". For example, we may identify the pages on our website that your browser requests or visits.

INFORMATION COLLECTED

The type of data we collect may include your name, address, social security number, age, financial status, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, investment objectives, marital status, family relationships and other personal information.

DISCLOSURE OF INFORMATION

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In addition to using this information to verify your identity (as required under law), the permitted uses may also include the disclosure of such information to unaffiliated companies for the following reasons:

      o In order to provide you with products and services and to effect transactions that you request or authorize, we may disclose your personal information as described above to unaffiliated financial service providers and other companies that perform administrative or other services on our behalf, such as transfer agents, custodians and trustees, or that assist us in the distribution of investor materials such as trustees, banks, financial representatives, proxy services, solicitors and printers.

      o We may release information we have about you if you direct us to do so, if we are compelled by law to do so, or in other legally limited circumstances (for example to protect your account from fraud).

In addition, in order to alert you to our other financial products and services, we may share your personal information within First Trust.

USE OF WEBSITE ANALYTICS

We currently use third party analytics tools, Google Analytics and AddThis, to gather information for purposes of improving First Trust's website and marketing our products and services to you. These tools employ cookies, which are small pieces of text stored in a file by your web browser and sent to websites that you visit, to collect information, track website usage and viewing trends such as the number of hits, pages visited, videos and PDFs viewed and the length of user sessions in order to evaluate website performance and enhance navigation of the website. We may also collect other anonymous information, which is generally limited to technical and web navigation information such as the IP address of your device, internet browser type and operating system for purposes of analyzing the data to make First Trust's website better and more useful to our users. The information collected does not include any personal identifiable information such as your name, address, phone number or email address unless you provide that information through the website for us to contact you in order to answer your questions or respond to your requests. To find out how to opt-out of these services click on: Google Analytics and AddThis.

CONFIDENTIALITY AND SECURITY

With regard to our internal security procedures, First Trust restricts access to your nonpublic personal information to those First Trust employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

POLICY UPDATES AND INQUIRIES

As required by federal law, we will notify you of our privacy policy annually. We reserve the right to modify this policy at any time, however, if we do change it, we will tell you promptly. For questions about our policy, or for additional copies of this notice, please go to www.ftportfolios.com, or contact us at 1-800-621-1675 (First Trust Portfolios) or 1-800-222-6822 (First Trust Advisors).

March 2019

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


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FIRST TRUST

First Trust Exchange-Traded Fund II


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL  60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(e)   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Audit Fees (Registrant) -- The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $356,250 for the fiscal year ended September 30, 2019 and $330,400 for the fiscal year ended September 30, 2020.

      (b) Audit-Related Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2019 and $0 for the fiscal year ended September 30, 2020.

      Audit-Related Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2019 and $0 for the fiscal year ended September 30, 2020.

      (c) Tax Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant were $140,941 for the fiscal year ended September 30, 2019, and $153,898 for the fiscal year ended September 30, 2020. These fees were for tax return review, multistate tax compliance, tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

      Tax Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant's adviser and distributor were $0 for the fiscal year ended September 30, 2019 and $0 for the fiscal year ended September 30, 2020.

      (d) All Other Fees (Registrant) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2019 and $0 for the fiscal year ended September 30, 2020.

      All Other Fees (Investment Adviser and Distributor) -- The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant to the registrant's investment adviser and distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended September 30, 2019 and $0 for the fiscal year ended September 30, 2020.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the "Committee") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

      The Committee is also responsible for the pre-approval of the independent auditor's engagements for non-audit services with the registrant's adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the registrant's adviser (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) for the registrant and the registrant's investment adviser and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

           Registrant:                            Adviser and Distributor:
           -----------                            ------------------------
             (b) 0%                                        (b) 0%
             (c) 0%                                        (c) 0%
             (d) 0%                                        (d) 0%

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year ended September 30, 2019 were $140,941 for the registrant, $28,500 for the registrant's investment adviser and $34,400 for the registrant's distributor and for the fiscal year ended September 30, 2020 were $153,898 for the registrant, $47,170 for the registrant's investment adviser and $70,330 for the registrant's distributor.

      (h) The registrant's audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Richard E. Erickson, Thomas R. Kadlec, Robert F. Keith and Niel B. Nielson.

ITEM 6. INVESTMENTS.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c) (2) (iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22 (b) (15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a) (1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund II
              ----------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 4, 2020
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: December 4, 2020
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: December 4, 2020
     ------------------

* Print the name and title of each signing officer under his or her signature.